AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON JANUARY 30, 2003

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                                                           Registration No. 333-
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     |_| PRE-EFFECTIVE AMENDMENT NO. __ |_| POST-EFFECTIVE AMENDMENT NO. __

                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: (212) 875-3500

                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                HAL LIEBES, ESQ.
                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             ROSE F. DIMARTINO, ESQ.
                            WILLKIE FARR & GALLAGHER
                               787 SEVENTH AVENUE
                          NEW YORK, NEW YORK 10019-6099

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of common stock, $.001 par value per share. Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   CONTENTS OF
                             REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

                Front Cover

                Contents Page

                Letter to Shareholders

                Notice of Special Meeting

                Part A - Prospectus/Proxy Statement

                Part B - Statement of Additional Information

                Part C - Other Information Signature Page

                Exhibits

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND
                             YOUR VOTE IS IMPORTANT

Dear Shareholder:
                  We are pleased to invite you to attend a joint special meeting (the "Special Meeting") of the shareholders of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"). The governing Board of Directors or Trustees, as the case may be (the "Board" or "Boards"), of each of the Acquired Funds has recently reviewed and unanimously endorsed separate proposals for each of the Acquired Funds to be acquired by Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund"). The Acquiring Fund is a fund managed by your fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"). Under the terms of the proposals, the Acquiring Fund would acquire all of the assets and liabilities of each of the Acquired Funds. Shareholders of the Acquired Funds are also being asked to approve certain other matters that have been set forth in the Acquired Funds' Notice of Special Meeting.

                  Important Information About the Acquisitions

                  The shareholders of the European Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "European Equity Plan") pursuant to which the acquisition of the European Equity Fund by the Acquiring Fund (the "European Equity Acquisition") would be effected. The shareholders of the International Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Plan" and together with the European Equity Plan, the "Plans") pursuant to which the acquisition of the International Fund by the Acquiring Fund (the "International Acquisition" and together with the European Equity Acquisition, the "Acquisitions") would be effected. The Board of the European Equity Fund, the Board of the Trust on behalf of the International Fund and CSAM believe that the relevant Acquisition is in the best interests of the relevant Acquired Fund and its shareholders.

                  As noted and further described in the attached Prospectus/Proxy Statement, the International Fund has the same investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH.

                  As noted and further described in the attached Prospectus/Proxy Statement, the European Equity Fund has a similar investment objective as the Acquiring Fund and the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE most SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES.

                  CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund. The Acquiring Fund has the same Board of Directors/Trustees, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 25, 2003.

                  If shareholders of the European Equity Fund approve the European Equity Plan, the fund will be liquidated upon consummation of the European Equity Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Plan, the International Fund will be liquidated upon consummation of the International Acquisition and subsequently terminated as a series of the Trust. Shareholders should note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy

Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

                  Upon consummation of an Acquisition, shareholders of the relevant Acquired Fund will become shareholders of the Acquiring Fund, having received shares of the same class with an aggregate net asset value equal to the aggregate net asset value of such shareholder's investment in its fund immediately prior to the relevant Acquisition, except for Common Class shareholders of the Acquired Funds who will receive load-waived Class A shares of the Acquiring Fund. No sales or other charges will be imposed in connection with the Acquisitions. Each Acquisition will, in the opinion of counsel, be free from Federal income taxes to you, the Acquiring Fund and, except for taxes regularly attributable to the close of its taxable year, each of the Acquired Funds. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisitions.

                  The Special Meeting will be held on April 11, 2003 to consider the Acquisitions and the other matters set forth in the Acquired Fund's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

                  Detailed information about the proposals is described in the attached Prospectus/Proxy Statement. THE BOARD MEMBERS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS RELATING TO YOUR FUND SET FORTH IN THE NOTICE OF SPECIAL MEETING. On behalf of the Boards of each of the Acquired Funds, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to [Georgeson/D.F. King & Co, Inc., the Acquired Funds' proxy solicitor, Attn.:
Dominic F. Maurillo, at (212) 269-2796.] We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling [1-(800) 714-3312] between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) Monday through Saturday or through the Internet using the Internet address located on your proxy card.

                  Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitations. When the Acquired Funds record proxies by telephone or through the Internet, they will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholder. We have been advised that Internet voting procedures that have been made available to you are consistent with the requirements of applicable law.

                  Whichever voting method you choose, please read the full text of the Prospectus/Proxy Statement before you vote.

                  If you have any questions regarding either of the proposed Acquisitions or any of the other proposals, please feel free to call [Georgeson/ D.F. King & Co., Inc. at 1-(800) 714-3312] who will be pleased to assist you.

                  IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,


Hal Liebes
Vice President and Secretary of the Acquired Funds



________________, 2003

                                                             _________  __, 2003

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND
                      IMPORTANT NEWS FOR FUND SHAREHOLDERS

                  While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposals you are being asked to vote on.

                          Q & A: QUESTIONS AND ANSWERS

Q:                   WHAT IS HAPPENING?

A: Credit Suisse Asset Management, LLC ("CSAM") is proposing to combine, in separate transactions, the assets of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"), with Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund").

                     The shareholders of the European Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "European Equity Plan") for the assets and liabilities of the European Equity Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "European Equity Acquisition"). The shareholders of the International Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Plan" and together with the European Equity Plan, the "Plans") for the assets and liabilities of the International Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "International Acquisition" and together with the European Equity Acquisition, the "Acquisitions").

                     If each Plan is approved and each Acquisition consummated, you would no longer be a shareholder of the European Equity Fund or the International Fund, as the case may be, but would become a shareholder of the Acquiring Fund.

Q:                   WHAT ARE THE DIFFERENCES BETWEEN MY FUND AND THE ACQUIRING
                     FUND?

A: As noted and further described in the attached Prospectus/Proxy Statement, the International Fund has the same investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH.

                                       As noted and further described in the
                     attached Prospectus/Proxy Statement, the European Equity Fund has a similar investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND
                     (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES.

                     CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund. The Acquiring Fund has the same Board of Directors/Trustees, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 25, 2003.

Q:                   WHAT WILL HAPPEN TO FUND EXPENSES?

A: The Acquisitions will result in lower gross annual operating expenses for shareholders of each class of each Acquired Fund. However, due to the impact of voluntary fee waivers and expense reimbursements or credits on the Acquired Fund, the net annual operating expenses of the European Equity Acquisition will result in a 0.40% increase for former Common Class and Class A shareholders of the European Equity Fund. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time. The International Acquisition will result in a 0.13% decrease in the net annual expense ratio for former Common Class, Class A, Class B and Class C shareholders of the International Fund. Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Funds.

Q:                   WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The governing Board of Directors or Trustees as the case may be (the "Board" or "Boards") of each of the Acquired Funds believe that their respective shareholders may benefit from the proposed Acquisitions, in part, because each Acquisition will result in a single larger fund (i.e., the Acquiring Fund). Each of the proposed Acquisitions may result in efficiencies due to a larger asset base. Furthermore, the proposed Acquisitions will provide shareholders of the Acquired Funds with a more focused international investment style. Shareholders of the European Equity Fund will benefit from an increased universe of available investments by removing the focus on European investments. The following pages give you additional information on the proposed Acquisitions on which you are being asked to vote.

Q:                   WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?

A: Each Acquisition is expected to be a generally tax-free event. Generally, shareholders of the Acquired Funds will not recognize gain or loss on the conversion from their respective funds to the Acquiring Fund. The holding period and tax cost basis of Acquiring Fund shares received by a shareholder will be the same as the holding period and tax cost basis of the shareholder's Acquired Fund shares. Shareholders will recognize gain or loss if they sell (or exchange) their shares in their fund before the relevant Acquisition becomes effective or sell (or exchange) their Acquiring Fund shares after the relevant Acquisition becomes effective. Shareholders will also be responsible for tax obligations associated with periodic dividend and capital gains distributions that occur prior to and after the relevant Acquisition. Each of the Acquired Funds will pay a dividend of any undistributed net investment company taxable income and capital gains, which may be substantial, immediately prior to the Closing Date. Please note that qualifying retirement accounts are exempt from such tax consequences.

Q:                   WHAT HAPPENS IF MY PLAN IS NOT APPROVED?

A: In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Please note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the attached

                     Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

Q:                   ARE THERE OTHER PROPOSALS BEING PRESENTED?

A: Yes. You are also being asked to (i) elect Directors/ Trustees to the Board of the Acquired Funds, (ii) consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds, and (iii) change the investment objectives of the Acquired Funds from fundamental to non-fundamental. Shareholders of the European Equity Fund are also being asked to (a) approve a new advisory agreement, (b) approve a new sub-advisory agreement. (c) approve the retention of fees paid or payable to CSAM or CSAM's United Kingdom affiliate, for the period April 18, 2000 through the effective date of the new advisory agreement, and Shareholders of the International Fund are also being asked to approve an amended distribution plan for each class of shares of the International Fund.

Q:                   HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD MEMBERS OF EACH OF THE ACQUIRED FUNDS, INCLUDING THOSE DIRECTORS OR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) RECOMMEND THAT YOU VOTE FOR THE PROPOSALS RELATING TO YOUR
                     FUND.                   ---

Q:                   WHOM DO I CALL FOR MORE INFORMATION?

A: [Please call Georgeson/D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at 1-(800) 714-3314.]

Q:                   HOW CAN I VOTE MY SHARES?

A: Please choose one of the following options to vote your shares:

                     o   By mail, with the enclosed proxy card;

                     o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to [Georgeson/D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at 1-(800) 714-3312;]

                     o By faxing the enclosed proxy card to [Georgeson/D.F. King & Co., Inc. Attn: Dominic F. Maurillo, at (212) 269-2796;]

                     o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

                     o   In person at the Special Meeting.

Q:                   WILL THE ACQUIRED FUNDS PAY FOR THIS PROXY SOLICITATION?

A: CSAM or its affiliates will bear the costs associated with the proxy solicitation for the approval of the Plans, the approval of the new advisory agreement with CSAM, the approval of the new sub-advisory agreement with CSAM's United Kingdom affiliate and the retention of advisory fees paid or payable to CSAM and its United Kingdom affiliate, while the Acquired Funds will bear the costs of the proxy solicitation associated with the remaining proposals to which they are a party.

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3140

------------------------------------------------------------------------------
                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 11, 2003
------------------------------------------------------------------------------

                  Notice is hereby given that a Joint Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"), will be held at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017 on April 11, 2003, commencing at 1:00 p.m. for the following purposes:

1. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: The shareholders of the European Equity Fund are being asked to approve an Agreement and Plan of Reorganization (the "European Equity Plan") providing that (i) the European Equity Fund would transfer to Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund"), all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the European Equity Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the European Equity Fund in liquidation of the European Equity Fund, and (iii) the European Equity Fund would subsequently be dissolved;

2. INTERNATIONAL FUND SHAREHOLDERS ONLY: The shareholders of the International Fund are being asked to approve an Agreement and Plan of Reorganization (the "International Plan") providing that (i) the International Fund would transfer to the Acquiring Fund, all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the International Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the International Fund in liquidation of the International Fund, and (iii) the International Fund would subsequently be terminated as a series of the Trust;

3. ALL SHAREHOLDERS: To elect Directors/Trustees of their respective Acquired Fund;

4. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve a new investment advisory agreement between the European Equity Fund and Credit Suisse Asset Management, LLC ("CSAM" or "Adviser");

5. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve a new investment sub-advisory agreement among the European Equity Fund, CSAM and CSAM's United Kingdom affiliate;

6. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve the retention or payment of fees paid or payable to CSAM and CSAM's United Kingdom affiliate for the period April 18, 2000 through the effective date of the proposed new advisory and sub-advisory agreements;

7. INTERNATIONAL FUND SHAREHOLDERS ONLY: to approve an amended distribution plan for each class of shares of the International Fund;

8. ALL SHAREHOLDERS: To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds;

9. ALL SHAREHOLDERS: To change investment objectives of the Acquired Funds from fundamental to non-fundamental; and

10. ALL SHAREHOLDERS: To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

                  THE GOVERNING BOARD OF DIRECTORS OR TRUSTEES, AS THE CASE MAY BE (THE "BOARD" OR "BOARDS"), OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR EACH OF THE PROPOSALS RELATING TO YOUR FUND.

                  The Boards of each of the Acquired Funds have fixed the close of business on February 7, 2003 as the record date for the determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

o    By mail, with the enclosed proxy card(s);

o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to [Georgeson/D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at 1-(800) 714-3312];

o    By faxing the enclosed proxy card to [Georgeson/D.F. King & Co., Inc.,
     Attn: Dominic F. Maurillo, at (212) 269-2796];

o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

o    In person at the Special Meeting.

     If you have any questions regarding any of the proposals, please feel free to call [Georgeson/D.F. King & Co., Inc. at 1-(800) 714-3312].

                  SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO (A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO 1 (800) 714-3312, (C) VOTE THROUGH THE INTERNET USING THE ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO [GEORGESON/D.F. KING & CO., INC. AT (212) 269-2796], SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RESPECTIVE ACQUIRED FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

By Order of the Board of Directors/Board of Trustees,
Hal Liebes
Vice President and Secretary of the Acquired Funds


___________, 2003

            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

4.   Registration

          Corporate Accounts                        Valid Signatures

          (1)  ABC Corp.                            ABC Corp.
          (2)  ABC Corp.                            John Doe, Treasurer
          (3)  ABC Corp.                            John Doe
               c/o John Doe, Treasurer
          (4)  ABC Corp. Profit Sharing Plan        John Doe, Trustee

          Trust Accounts

          (1)  ABC Trust.                           Jane B. Doe, Trustee
          (2)  Jane B. Doe, Trustee
               u/t/d 12/28/78                       Jane B. Doe

          Custodial or Estate Accounts

          (1)  John B. Smith, Cust.
               f/b/o John B. Smith, Jr. UGMA        John B. Smith
          (2)  John B. Smith                        John B. Smith, Jr., Executor

                       This page intentionally left blank.

                  SUBJECT TO COMPLETION, DATED JANUARY 30, 2003
                           PROSPECTUS/PROXY STATEMENT
                                FEBRUARY __, 2003

                                 PROXY STATEMENT
                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND,
                   A SERIES OF CREDIT SUISSE OPPORTUNITY FUNDS
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                                   PROSPECTUS
                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                  This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), an open-end, diversified management investment company organized as a Delaware statutory business trust, and to shareholders of Credit Suisse European Equity Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation (the "European Equity Fund" and together with the International Fund, the "Acquired Funds") in connection with the solicitation of proxies by each fund's governing Board of Directors or Trustees as the case may be (the "Board" or "Boards") for use at a Joint Special Meeting of Shareholders to be held on April 11, 2003 at 1:00 p.m. (the "Special Meeting"), at the offices of the Acquired Funds located at 466 Lexington Avenue, 16th Floor, New York, New York 10017, or any adjournment(s) thereof. The only proposals to be considered are set forth below:

     1. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve an agreement and plan of reorganization applicable to the European Equity Fund (the "European Equity Plan");

     2. INTERNATIONAL FUND SHAREHOLDERS ONLY: To approve an agreement and plan of reorganization applicable to the International Fund (the "International Plan");

     3. ALL SHAREHOLDERS: To elect Directors/Trustees of their respective Acquired Fund;

     4. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve a new investment advisory agreement between the European Equity Fund and Credit Suisse Asset Management, LLC ("CSAM" or "Adviser");

     5. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve a new investment sub-advisory agreement among the European Equity Fund, CSAM and CSAM's United Kingdom affiliate ("CSAM U.K.").

     6. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: to approve the retention or payment of fees paid or payable to CSAM and CSAM's United Kingdom affiliate for the period April 18, 2000 through the effective date of the proposed new advisory and sub-advisory agreements;

     7. INTERNATIONAL FUND SHAREHOLDERS ONLY: to approve an amended distribution plan for each class of shares the International Fund;

     8. ALL SHAREHOLDERS: To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds;

     9. ALL SHAREHOLDERS: To change investment objectives of the Acquired Funds from fundamental to non-fundamental; and

     10. ALL SHAREHOLDERS: To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

                  Pursuant to the European Equity Plan and the International Plan (collectively, the "Plans"), each Acquired Fund would transfer to Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund" and, together with the Acquired Funds, the "Funds"), an open-end, management investment company organized as a Maryland corporation, all of such fund's assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of such fund's liabilities; such shares of the Acquiring Fund would be distributed to shareholders of an Acquired Fund in liquidation of such Acquired Fund; and such Acquired Fund would subsequently be dissolved (each an "Acquisition" and collectively, the "Acquisitions").

                  As noted and further described herein the International Fund has the same investment objective (i.e. long-term growth of capital) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH. The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign markets.

                  As noted and further described herein, the European Equity Fund has a similar investment objective (i.e., capital appreciation) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I))THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the European Equity Fund will invest at least 80% of its net assets plus any borrowings in equity securities of companies (i) whose principal trading market is in any more or their annual revenue from either goods produced, sales made or services performed in Europe markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market.

                  As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. The Acquiring Fund seeks to diversify its investments across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

                  CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund and CSAM's United Kingdom affiliate provides sub-advisory services to the European Equity Fund. The Board of Directors/Trustees, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Fund, serve in the same capacities for each of the Acquired Funds. In addition, the Acquiring Fund uses the same distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds.

                  As a result of the proposed Acquisitions, shareholders of each of the Acquired Funds will receive that number of shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of its fund immediately prior to the relevant Acquisition, except for Common Class shareholders of the Acquired Funds who will receive load-waived Class A shares of the Acquiring Fund. The expenses of each Acquisition and the costs associated with the solicitations for approval of the

Plans will be borne by CSAM or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Fund received by the shareholders of the Acquired Funds in connection with the Acquisitions. Former Acquired Fund Common Class shareholders will continue to be able to purchase additional Class A shares of the Acquiring Fund without a sales charge being assessed. Both transactions are structured to be tax-free for Federal income tax purposes to shareholders of the Acquired Funds and the Acquiring Fund.

                  This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about February 21, 2003. A Statement of Additional Information, dated February __, 2003, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling (800) 927-2874.

                  The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

o The current Class A, Class B and Class C Prospectus of the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof. The Acquiring Fund's Prospectus accompanies this Prospectus/Proxy Statement.

o The current Common Class and Class A Prospectuses of the European Equity Fund, each dated December 11, 2002, each as supplemented as of the date hereof. Copies may be obtained without charge by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030 of this Prospectus/Proxy Statement or by calling 1-(800) 927-2874.

o The current Class A, Class B and Class C Prospectus of the International Fund, dated February 28, 2003, as supplemented as of the date hereof. Copies may be obtained without charge by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030 of this Prospectus/Proxy statement or by calling 1-(800) 927-2874.

o The Annual Report of the European Equity Fund for the fiscal year ended August 31, 2002.

o The Annual Report of each of the International Fund and of the Acquiring Fund for the fiscal year ended October 31, 2002. The Annual Report of the Acquiring Fund accompanies this Prospectus/Proxy Statement.

          Accompanying this Prospectus/Proxy Statement as Exhibits A-1 and A-2 is a copy of the form of the Plans for the proposed Acquisitions.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                                TABLE OF CONTENTS


PROPOSAL 1 - APPROVAL OF THE PLANS.............................................1

     Summary...................................................................1

     Risk Factors..............................................................5

     Reasons for the Acquisitions..............................................6

     Fee Tables................................................................8

     Information About The Acquisitions.......................................19

     Total Returns............................................................26

     Ownership Of The Funds...................................................27

     Comparison Of Investment Objectives And Policies.........................29

     Determination Of Net Asset Value Of Shares Of The Acquiring Fund.........38

     Management of Each Fund..................................................38

     Interest Of CSAM In The Acquisitions.....................................39

     Information On Shareholders' Rights......................................40

     Conclusion...............................................................42

     Required Vote............................................................42

PROPOSAL 2 - ELECTION OF DIRECTORS/TRUSTEES FOR EACH OF THE ACQUIRED FUNDS....43

PROPOSAL 3(a) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF
NEW INVESTMENT ADVISORY AGREEMENT.............................................53

PROPOSAL 3(b) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF
NEW INVESTMENT SUB-ADVISORY AGREEMENT.........................................57

PROPOSAL 3(c) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND, APPROVAL OF THE RETENTION OR PAYMENT OF FEES PAID OR PAYABLE TO THE ADVISER AND
SUB-ADVISER...................................................................60

PROPOSAL 4 - FOR THE SHAREHOLDERS OF THE INTERNATIONAL FUND: TO APPROVE AN
AMENDED DISTRIBUTION PLAN FOR EACH CLASS OF THE INTERNATIONAL FUND............62

PROPOSAL 5 - TO MODIFY AND/OR ELIMINATE CERTAIN INVESTMENT RESTRICTIONS.......66

     Proposal No. 5-A:  To Modify The Fundamental Investment Restriction
     On Borrowing Money.......................................................67

     Proposal No. 5-B:  To Modify The Fundamental Investment Restriction
     On Lending...............................................................68

     Proposal No. 5-C:  To Modify The Fundamental Investment Restriction
     On Real Estate Investments...............................................69

     Proposal No. 5-D:  To Remove The Fundamental Investment Restriction
     On Investments In Oil, Gas And Mineral Programs..........................70

     Proposal No. 5-E:  To The Shareholders Of The European Equity Fund:
     To Remove The Fundamental Investment Restriction On Margin
     Transactions.............................................................70

     Proposal No. 5-F:  To The Shareholders Of The International Fund:
     To Remove The Fundamental Investment Restriction On Short Sales..........71

PROPOSAL 6 - TO CHANGE THE INVESTMENT OBJECTIVE OF THE ACQUIRED FUNDS FROM
FUNDAMENTAL TO NON-FUNDAMENTAL................................................71

INFORMATION ON THE ACQUIRED FUNDS' INDEPENDENT ACCOUNTANTS....................73

ADDITIONAL INFORMATION........................................................73

VOTING INFORMATION............................................................74

OTHER BUSINESS................................................................76

FINANCIAL STATEMENTS AND EXPERTS..............................................76

ADDITIONAL MATERIALS..........................................................76

LEGAL MATTERS.................................................................76

PART B INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION.........1

Exhibit A-1:    Agreement & Plan of Reorganization (International Fund)......A-1

Exhibit A-2:    Agreement & Plan of
                Reorganization (European Equity Fund) .......................A-2

Exhibit B:      Form of the New Advisory Agreement...........................B-1

Exhibit C:      Information about CSAM and its affiliates....................C-1

Exhibit D:      Fees Paid to CSAMSI..........................................D-1

Exhibit E:      Form of New Sub-Advisory Agreement...........................E-1

Exhibit F-1:    Form of the Class A Rule 12b-1 Plan..........................F-1

Exhibit F-2:    Form of the Class B Rule 12b-1 Plan..........................F-2

Exhibit F-3:    Form of the Class C Rule 12b-1 Plan..........................F-3

Exhibit F-4:    Form of the Common Class Rule 12b-1 Plan.....................F-4

Exhibit G:      Form of Proxy Card...........................................G-1

                       PROPOSAL 1 - APPROVAL OF THE PLANS

SUMMARY

         THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLANS (A COPY OF THE FORM OF THE PLANS IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A-1 and A-2), THE PROSPECTUSES OF THE ACQUIRED FUNDS, THE STATEMENTS OF ADDITIONAL INFORMATION OF THE ACQUIRED FUNDS, THE PROSPECTUS OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.
                  PROPOSED ACQUISITIONS. Each Plan provides for the acquisition of all of the assets and liabilities of the relevant Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund. The Plans also call for the distribution of shares of the Acquiring Fund to the Acquired Funds' shareholders in liquidation of each of the Acquired Funds. As a result of the Acquisitions, each shareholder of a class of shares of the Acquired Funds will become the owner of that number of full and fractional shares of the same class of the Acquiring Fund, except for Common Class shareholders of the Acquired Funds who will receive Class A shares of the Acquiring Fund, having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares in its fund as of the close of business on the date that the relevant fund's assets and liabilities are exchanged for shares of the Acquiring Fund. See "Information About the Acquisition -- Agreement and Plan of Reorganization."

                  Because the International Fund is a series of the Trust, it does not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Trustees of the International Fund" or the "Board of Trustees of the International Fund" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust.

                  For the reasons set forth below under "Reasons for the Acquisitions," the Boards of each of the Acquired Funds, including the Directors or Trustees of the Acquired Funds who are not "interested persons" (the "Independent Directors or Trustees" or "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have unanimously concluded that the relevant Acquisition would be in the best interests of its shareholders and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the relevant Acquisition. Each Board therefore has submitted the respective Plans for approval by its shareholders. The Board of Directors of the Acquiring Fund has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Fund.

                  Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. See "Voting Information." If shareholders of the European Equity Fund approve the European Equity Acquisition, the European Equity Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Acquisition, the International Fund will be liquidated and terminated as a series of the Trust. Note, the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Boards of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

                  TAX CONSEQUENCES. Prior to completion of the Acquisitions, each of the Acquired Funds and the Acquiring Fund will have received an opinion of counsel that, as a result of the relevant Acquisition, no gain or loss will be recognized by the shareholders of either of the Acquired Funds for Federal income tax purposes and, generally neither of the Acquired Funds will recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of such Acquired Fund previously held by such shareholder. In addition, the holding period and aggregate tax basis of the assets of each of the Acquired Funds in the hands of the Acquiring Fund as a result of the Acquisitions will generally be the same as in the hands of each of the Acquired Funds immediately prior to the Acquisition.

                  INVESTMENT OBJECTIVES AND POLICIES. As noted and further described herein, the International Fund has the same investment objective (i.e., long-term capital appreciation) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES

ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES OF THE INTERNATIONAL FUND COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM-UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH. The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three foreign markets. The International Fund invests primarily in equity securities of companies located in or conducting a majority of its business in developed foreign markets or companies whose securities trade primarily in developed foreign markets. Although it is not an index fund and does not seek to replicate the performance of any index, the fund expects to focus primarily, but not exclusively, on countries represented in the Morgan Stanley Capital International Europe Australasia and Far East (MSCI-EAFE) Index. Countries in the MSCI-EAFE Index currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In managing the International Fund's investments, (i) the portfolio managers combine top-down regional analysis with bottom-up research, (ii) look for countries, sectors and companies with solid growth prospects and attractive market valuations and (iii) focus research efforts on early identification of new investment opportunities while seeking to manage risk.

                  As noted and further described herein, the European Equity Fund has a similar investment objective (i.e., capital appreciation) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities or European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries.

                  The European Equity Fund diversifies its investments across different countries. However, at times the European Equity Fund may invest a significant part of its assets in a single country. The European Equity Fund may invest in companies of any size, although most of the European Equity Fund's investments will be in medium to larger capitalization companies. In choosing stocks, the portfolio manager considers a number of factors including (i) stock price relative to the company's rate of earnings growth, (ii) valuation relative to other European companies and market averages and (iii) merger-and-acquisition trends on companies' business strategies.

                  As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests under normal market conditions at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets. The Acquiring Fund invests in securities of 40-60 foreign companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. The Acquiring Fund seeks to diversify its investment across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

                  PURCHASE AND REDEMPTION PROCEDURES. Except as otherwise indicated in this section, the Acquired Funds and the Acquiring Fund have similar policies with respect to purchases and redemptions of shares. Common Class shares of the Acquired Funds may be purchased directly, from the Acquired Fund or through a variety of financial services firms. Class A shares of the Acquiring Fund and the Acquired Funds may be purchased from the Acquiring Fund directly, through the Acquiring Fund's or Acquired Fund's distributor or through securities dealers. Class A shares of the Acquiring or the Acquired Funds may be purchased at NAV per share plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge in cases where the initial sales charge was not applied because of the size of the purchase. HOWEVER, THE CLASS A SHARES ACQUIRED BY SHAREHOLDERS OF THE ACQUIRED FUNDS WILL NOT BE SUBJECT TO ANY SALES CHARGE AND SHAREHOLDERS OF THE ACQUIRED FUNDS WILL BE ABLE TO ACQUIRE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND WITHOUT A SALES CHARGE BEING ASSESSED. You should note that certain brokers who distribute shares of the Acquired Fund may not distribute shares of the Acquiring Fund. The prospectus of the Acquiring Fund provides additional information on purchasing shares of the Acquiring Fund.

                  SALES CHARGES. Common Class shares of each of the Acquired Funds are sold at NAV per share without an initial sales charge or contingent deferred sales charge ("CDSC"), but are subject to a 12b-1 fee of 0.25% per annum of average daily net assets. The Common Class of each of the Acquired Funds are subject to a 12b-1 fee of 0.25%. Class A shares of the Acquiring Fund are sold at an offering price equal to NAV plus an initial sales charge. The sales charges for Class A shares begins at 5.75% for purchases below $50,000 and is gradually reduced to zero if $1,000,000 or more is purchased. THE CLASS A SHARES ISSUED TO ACQUIRED FUND SHAREHOLDERS WILL BE "LOAD-WAIVED," MEANING THAT THEY ARE NOT SUBJECT TO ANY SALES CHARGE. FORMER ACQUIRED FUND SHAREHOLDERS WILL CONTINUE TO BE ABLE TO PURCHASE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND ON A LOAD-WAIVED BASIS. Class A shares of the Acquiring Fund are also subject to a 12b-1 fee of 0.25% per annum of average daily net assets. The Class B and Class C shares of the Acquiring Fund and the International Fund may be purchased at the NAV price, although a CDSC may be applied. Class B shares have a diminishing CDSC (4% for the first year and 0% after the fourth year) and become Class A shares after eight years. Class C shares have a 1% CDSC charge per annum, but remain Class C shares. The Class B and Class C shares of the Acquiring Fund and the International Fund are each subject to a 12b-1 fee of 1.00% per annum of average daily net assets. The European Equity Fund and the Acquiring Fund have compensation type 12b-1 plans in which the distributor receives the distribution fee regardless of the cost of the distribution activities performed. The International Fund has reimbursement type 12b-1 plans in which the distributor receives reimbursement for eligible expenses. If Proposal 4 is approved the International Fund will switch to compensation type 12b-1 plans. See "Fee Table" below. See "Fee Table" below.

                  EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of the Acquiring Fund are similar to those available to shareholders of the Acquired Funds. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other funds in the Credit Suisse family of funds at their respective net asset values. Exchanges of Common Class shares may be effected by mail or telephone; exchanges of Class A shares may be effected through an investor's financial representative. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which the shares are being purchased. Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would not be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  The exchange privilege is available to shareholders residing in any state in which the relevant fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for Federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange.

                  DIVIDENDS. The Acquiring Fund and each of the Acquired Funds distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant class of the Fund unless a shareholder elects otherwise. Each Fund typically declares and pays dividends, if any, from net investment income at least quarterly. Net realized capital gains, if any, of each Fund will be distributed at least annually. Each of the Acquired Funds will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the Closing Date. The amount of any dividend actually paid prior to the Closing Date will vary, depending on a number of factors, such as changes in the value of an Acquired Fund's holdings and net redemptions of an Acquired Fund's shares. If determined as of January 31, 2003, neither Acquired Fund would have made any distribution. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Fund.

                  APPRAISAL RIGHTS. Under the laws of the State of Maryland, shareholders of the Acquiring Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquiring Fund. In addition, under the laws of the State of Maryland and the State of the Delaware, shareholders of the Acquired Funds do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Funds by another entity. Shareholders of the Acquired Funds may, however, redeem their shares at NAV prior to the date of the respective Acquisitions (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights-- Voting Rights."

RISK FACTORS

                  Shareholders of each of the Acquired Funds should note that the Acquiring Fund may be subject to greater volatility than a fund that invests in a larger number of issuers because of the Acquiring Fund's strategy of focusing its investments in equity securities of 40-60 foreign companies and because at any one time the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets.

                  The investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the International Fund are identical and certain other investment policies and restrictions of the Acquiring Fund are substantially similar to those of the International Fund. The principal risk factors affecting both the Acquiring Fund and the International Fund are (i) foreign securities risk and (ii) market risk. The International Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the International Fund is permitted to invest 30% of its total fund assets in emerging markets, while the Acquiring Fund may invest up to 15% of net assets in emerging markets.

                  Although the investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the European Equity Fund (i.e., capital appreciation), are similar, there are several significant differences in the way the funds are managed that may affect the risks associated with each fund. As noted above, the principal risk factors affecting the Acquiring Fund are (i) foreign securities risk and (ii) market risk. The principal risk factors affecting the European Equity Fund are (i) foreign securities risk, (ii) market risk and (iii) region focus. The European Equity Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the European Equity Fund is permitted to invest 20% of it total fund assets in emerging markets, while the Acquiring Fund may only invest up to 15% of net assets in emerging markets.

REASONS FOR THE ACQUISITIONS

                  The Boards of each of the Acquired Funds has unanimously determined that it is in the best interest of each of the Acquired Funds to effect the relevant Acquisitions. In reaching this conclusion, the Boards considered a number of factors, including the following:

1. each Acquisition will result in a single larger fund focused on long-term capital appreciation through investments in companies whose stock appears to be discounted relative to earnings, assets and projected growth;

2. each Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds, although there is no guarantee that the combined fund will realize such efficiencies;

3. a larger asset base could provide portfolio management benefits, such as the ability to command more attention from brokers and underwriters of portfolio securities;

4.   the performance record of the Acquiring Fund;

5.   the terms and conditions of the respective Acquisitions;

6. the investment objectives, investment philosophies, investment policies and restrictions of the Acquiring Fund in relation to those of the Acquired Funds;

7. that the investment adviser for the Acquiring Fund is the same as that of each of the Acquired Funds;

8. the Federal tax consequences of the Acquisitions, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of either of the Acquired Funds or by the Acquiring Fund for Federal income tax purposes as a result of the Acquisitions and that the Acquired Funds generally will not recognize gain or loss for such purposes;

9. that the interests of shareholders of each of the Acquired Funds will not be diluted as a result of the respective Acquisitions;

10. that the expenses of each Acquisition will be borne by CSAM or its affiliates;

11. that no sales or other charges will be imposed in connection with the Acquisitions;

12. having a single fund rather than two eliminates confusion in the marketplace associated with having two (or three) funds managed by CSAM with similar investment goals and strategies; and

13. each Acquisition provides investors with a more focused international investment style.

                  In considering the Acquisition of the European Equity Fund, the Board considered that the Acquisition will mitigate potential risks associated with investing in emerging markets and will increase the universe of investments by removing the focus of the European Equity Fund upon European issuers of securities. The Boards of both the European Equity and International Fund also considered that the proposed Acquisitions will provide investors with a more focused international investment style.

                  In light of the foregoing, the Boards of each of the Acquired Funds, including the Independent Directors or Trustees, have determined that it is in the best interests of their respective funds and their respective shareholders to effect the Acquisitions. The Boards of each of the Acquired Funds have also determined that the Acquisitions will not result in dilution of the interests of their fund's shareholders. In making these determinations, the Boards did not give equal weight to each factor.

                  The Board of Directors of the Acquiring Fund has also determined that it is advantageous to the Acquiring Fund to effect each Acquisition. The Acquiring Fund's Board of Directors considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Directors of the Acquiring Fund, including a majority of the Independent Directors, has determined that each Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisitions.

                                   FEE TABLES

European Equity Fund/Acquiring Fund Acquisition

                  Following are two tables showing current fees and expenses of the Common Class and Class A shares of the European Equity Fund, holders of which will receive load-waived Class A shares of the Acquiring Fund upon the closing of the Acquisition of the European Equity Fund, and the fees and expenses of the Class A shares of the Acquiring Fund before and after giving effect to the Acquisition of the European Equity Fund. The information set forth in the tables below for the Acquired Fund and the Acquiring Fund is for the 12 months ended October 31, 2002. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.


                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS

                                                 CREDIT SUISSE
                                            INTERNATIONAL FOCUS FUND     EUROPEAN EQUITY FUND
                                                (ACQUIRING FUND)            (ACQUIRED FUND)           COMBINED PRO FORMA
                                            ------------------------     --------------------         ------------------
                                                                          COMMON                         CLASS A AFTER
                                                    CLASS A               CLASS        CLASS A            ACQUISITION
                                            ------------------------     --------------------         ------------------
SHAREHOLDER FEES:
(PAID DIRECTLY FROM YOUR INVESTMENTS)

Maximum sales charge imposed on purchases              5.75%*               None        5.75%*               5.75%*
(as a percentage of offering price)

Maximum deferred sales charge (as a                    None                 None        None                 None
percentage of original purchase price, or
redemption proceeds, as applicable)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED
FROM FUND ASSETS)

Management Fees                                        1.00%                1.00%       1.00%                1.00%

Distribution and Service (12b-1) fee                   0.25%                0.25%       0.25%                0.25%

Other expenses                                         0.73%                2.19%       2.19%                0.61%

TOTAL ANNUAL FUND OPERATING EXPENSES**                 1.98%                3.44%       3.44%                1.86%

----------------

* Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former European
    Equity Common Class shareholders.

** Actual fees and expenses for the 12 months ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits reduced expenses for the Acquiring Fund during its most recent fiscal year but may be discontinued at any time.

                     AFTER FEE WAIVERS AND/OR REIMBURSEMENTS

                                        CREDIT SUISSE
                                        INTERNATIONAL
                                          FOCUS FUND        EUROPEAN EQUITY FUND
                                       (ACQUIRING FUND)        (ACQUIRED FUND)         COMBINED PRO FORMA
                                       ----------------   ----------------------       ------------------
                                                                                          CLASS A AFTER
                                           CLASS A        COMMON CLASS   CLASS A           ACQUISITION
                                       ----------------   ----------------------       ------------------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                              0.77%            0.00%        0.00%              0.99%

Distribution and Service (12b-1) fee         0.25%            0.25%        0.25%              0.25%

Other Expenses                               0.72%            1.20%        1.20%              0.61%

NET ANNUAL FUND OPERATING EXPENSES           1.74%            1.45%        1.45%              1.85%

International Fund/Acquiring Fund Acquisition

                  Following are two tables showing current fees and expenses of the Common Class, Class A, Class B and Class C shares of the International Fund, holders of which will receive shares of the corresponding class of the Acquiring Fund upon closing of the Acquisition of the International Fund, except for Common Class which will receive load-waived Class A shares of the Acquiring Fund, and the fees and expenses of the Class A, Class B and Class C shares of the Acquiring Fund before and after giving effect to the Acquisition of the International Fund. The information set forth in the tables below for the Acquired Fund and the Acquiring Fund is for the 12 months ended October 31, 2002. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.

                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS

                              CREDIT SUISSE INTERNATIONAL FOCUS FUND                    INTERNATIONAL FUND
                                         (ACQUIRING FUND)                                 (ACQUIRED FUND)
                              ---------------------------------------      -------------------------------------------
                                                                            COMMON
                               CLASS A        CLASS B        CLASS C         CLASS      CLASS A    CLASS B     CLASS C
                              ---------      ---------      ---------      --------    ---------  ---------   --------
SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR
INVESTMENTS):

Maximum sales charge
imposed on purchase (as a
percentage of offering
price)                           5.75%*         None            None         None      5.75%*        None         None

Maximum deferred sales
   charge (as a
   percentage of original
   purchase price, or
   redemption proceeds,
   as applicable)                None           None            None         None      None          None         None

ANNUAL FUND OPERATING
EXPENSES (DEDUCTED FROM
FUND ASSETS)

   Management Fees               1.00%          1.00%           1.00%         1.00%    1.00%         1.00%       1.00%

   Distribution and
   Service (12b-1) fee           0.25%          1.00%           1.00%         0.25%    0.25%         1.00%       1.00%

   Other Expenses                0.73%          0.65%           0.77%         1.53%    1.39%         1.48%       1.54%

TOTAL ANNUAL FUND
OPERATING EXPENSES**             1.98%          2.65%           2.77%         2.78%    2.64%         3.48%       3.54%

---------------------
*   Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former
    International Common Class shareholders.

** Actual fees and expenses for the fiscal year ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits reduced expenses for the International Fund and the Acquiring Fund during their most recent fiscal years but may be discontinued at any time.

                                                                      COMBINED PRO FORMA
                                                              ----------------------------------
                                                              CLASS A      CLASS B       CLASS C
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENTS):

Maximum sales charge imposed on purchase (as a percentage
   of offering price)                                           5.75%*       None         None

Maximum deferred sales charge (as a percentage of
   original purchase price, or redemption proceeds, as
   applicable)                                                   None         4.00%       1.00%

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

   Management Fee                                               1.00%         1.00%       1.00%

   Distribution and Service (12b-1) fee                         0.25%         1.00%       1.00%

   Other Expenses                                               0.63%         0.63%       0.63%

TOTAL ANNUAL FUND OPERATING EXPENSES**                          1.88%         2.63%       2.63%

---------------------
*   Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former European
    International Common Class shareholders.

** Actual fees and expenses for the fiscal year ended October 31, 2002 are shown below. Fee waivers and expense reimbursements or credits reduced expenses for the International Fund and the Acquiring Fund during their most recent fiscal years but may be discontinued at any time.

                                      AFTER FEE WAIVERS AND/OR REIMBURSEMENTS
                                       CREDIT SUISSE INTERNATIONAL FOCUS FUND                INTERNATIONAL FUND
                                                  (ACQUIRING FUND)                            (ACQUIRED FUND)
                                      ---------------------------------------   -------------------------------------------
                                                                                 COMMON
                                         CLASS A      CLASS B       CLASS C       CLASS      CLASS A    CLASS B     CLASS C
                                      -----------    ----------    ----------   ---------   ---------  ---------   --------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

   Management Fee                          0.77%         0.77%       0.77%         0.34%       0.34%      0.34%       0.34%

   Distribution and Service (12b-1) fee    0.25%         1.00%       1.00%         0.25%       0.25%      1.00%       1.00%

   Other Expenses                          0.72%         0.67%       0.76%         1.39%       1.39%      1.39%       1.39%

NET ANNUAL FUND OPERATING EXPENSES         1.74%         2.44%       2.53%         1.98%       1.98%      2.73%       2.73%

                                                      COMBINED PRO FORMA
                                             -----------------------------------
                                              CLASS A       CLASS B     CLASS C
                                             ---------     ---------   ---------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fee                               0.97%         0.97%       0.97%

   Distribution and Service (12b-1) fee         0.25%         1.00%       1.00%

   Other Expenses                               0.63%         0.63%       0.63%

   NET ANNUAL FUND OPERATING EXPENSES**         1.85%         2.60%       2.60%

Combined Acquisitions

                  Following are two tables showing current fees and expenses of the Common Class and Class A shares of the European Equity Fund, the Common Class, Class A, Class B and Class C shares of the International Fund and the fees and expenses of the Class A, Class B and Class C shares of the Acquiring Fund before giving effect to the Acquisitions and on a pro forma basis assuming both Acquisitions are consummated. The information set forth in the tables below for the Acquired Fund and the Acquiring Fund is for the 12 months ended October 31, 2002. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.

                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS

                                         CREDIT SUISSE INTERNATIONAL FOCUS FUND               INTERNATIONAL FUND
                                                    (ACQUIRING FUND)                            (ACQUIRED FUND)
                                      ----------------------------------------- -------------------------------------------
                                                                                 COMMON
                                        CLASS A        CLASS B     CLASS C        CLASS      CLASS A    CLASS B     CLASS C
                                      -----------    ----------    ----------   ---------   ---------  ---------   --------
SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENTS):

Maximum sales charge imposed on
   purchase (as a percentage of
   offering price)                        5.75%*        None         None       None        5.75%*     None       None

Maximum deferred sales charge (as
   a percentage of original
   purchase price, or redemption
   proceeds, as applicable)               None           4.00%       1.00%      None        None      4.00%        1.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

   Management Fee                         1.00%          1.00%       1.00%       1.00%      1.00%     1.00%        1.00%

   Distribution and Service
   (12b-1) fee                            0.25%          1.00%       1.00%       0.25%      0.25%     1.00%        1.00%

   Other Expenses                         0.73%          0.65%       0.77%       1.53%      1.39%     1.48%        1.54%

TOTAL ANNUAL FUND OPERATING
EXPENSES**                                1.98%          2.65%       2.77%       2.78%      2.64%     3.48%        3.54%

                                           EUROPEAN EQUITY FUND
                                              (ACQUIRED FUND)              COMBINED PRO FORMA
                                          ----------------------    --------------------------------
                                           COMMON
                                            CLASS       CLASS A      CLASS A      CLASS B    CLASS C
                                          ---------    ---------    ---------    ---------  --------
SHAREHOLDER FEES (PAID DIRECTLY FROM
YOUR INVESTMENTS):

Maximum sales charge imposed on
   purchase (as a percentage of
   offering price)                           None        5.75%*       5.75%*       None        None

Maximum deferred sales charge (as a
   percentage of original purchase
   price, or redemption proceeds, as
   applicable)                               None        None          None        4.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

   Management Fee                            1.00%       1.00%        1.00%        1.00%      1.00%

   Distribution and Service (12b-1) fee      0.25%       0.25%        0.25%        1.00%      1.00%

   Other Expenses                            2.19%       2.19%        0.65%        0.61%      0.61%

TOTAL ANNUAL FUND OPERATING EXPENSES**       3.44%       3.44%        1.90%        2.61%      2.61%

---------------------
*   Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former Common
    Class shareholders of the Acquired Funds.

**  Actual fees and expenses for the 12 months October 31, 2002 are shown below.
    Fee waivers and expense reimbursements or credits reduced expenses for the International Fund and the Acquiring Fund during their most recent fiscal years but may be discontinued at any time.

                     AFTER FEE WAIVERS AND/OR REIMBURSEMENTS

                                CREDIT SUISSE INTERNATIONAL FOCUS FUND               INTERNATIONAL FUND
                                           (ACQUIRING FUND)                           (ACQUIRED FUND)
                                -------------------------------------   ------------------------------------------
                                                                         COMMON
                                  CLASS A      CLASS B       CLASS C      CLASS     CLASS A     CLASS B    CLASS C
                                ----------    ---------     ---------   --------   ---------   ---------  --------
ANNUAL FUND OPERATING
EXPENSES (DEDUCTED FROM FUND
ASSETS)

   Management Fees                   0.77%      0.77%         0.77%        0.34%      0.34%       0.34%      0.34%

   Distribution and Service
   (12b-1) fee                       0.25%      1.00%         1.00%        0.25%      0.25%       1.00%      1.00%

   Other Expenses                    0.72%      0.67%         0.76%        1.39%      1.39%       1.39%      1.39%

NET ANNUAL FUND OPERATING

EXPENSES                             1.74%      2.44%         2.53%        1.98%      1.98%       2.73%      2.73%

                                            EUROPEAN EQUITY FUND
                                              (ACQUIRED FUND)                    COMBINED PRO FORMA
                                        -------------------------      -------------------------------------
                                         COMMON CLASS    CLASS A        CLASS A        CLASS B       CLASS C
                                        --------------- ---------      -----------    ----------    --------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                              0.00%         0.00%          0.99%        0.99%         0.99%

Distribution and Service (12b-1) fee         0.25%         0.25%          0.25%        1.00%         1.00%

Other Expenses                               1.20%         1.20%          0.61%        0.61%         0.61%

NET ANNUAL FUND OPERATING EXPENSES           1.45%         1.45%          1.85%        2.60%         2.60%

EXAMPLES

                  The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first tables presented above for each Acquisition separately and then for the Combined Acquisitions (in each case, before fee waivers and expense reimbursements). The examples also assume that all dividends and distributions are reinvested.

European Equity Fund/Acquiring Fund Acquisition

                  Assume you invest $10,000, each fund returns 5% annually and you close you account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                ONE YEAR              THREE YEARS             FIVE YEARS              TEN YEARS
CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)
Class A (with or                  $  764                $ 1,161                 $ 1,581                $ 2,749
without redemption)

EUROPEAN EQUITY FUND (ACQUIRED FUND)
Common Class                      $  347                $ 1,056                 $ 1,788                $ 3,721
Class A (with or                  $  902                $ 1,571                 $ 2,261                $ 4,082
without redemption)

COMBINED PRO FORMA
Class A (with or                  $  757                $ 1,138                 $ 1,542                $ 2,669
without redemption)


International Fund/Acquiring Fund Acquisition

                  Assume you invest $10,000, each fund returns 5% annually and you close you account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                ONE YEAR              THREE YEARS             FIVE YEARS              TEN YEARS
CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)
Class A (with or                  $  764                $ 1,161                 $ 1,581                $ 2,749
without redemption)

Class B (redemption at            $  668                $ 1,023                 $ 1,405                $ 2,281
the end of period)

Class B (no redemption)           $  268                $   823                 $ 1,405                $ 2,821

Class C (redemption at            $  380                $   859                 $ 1,464                $ 3,099
the end of period

Class C (no redemption            $  280                $   859                 $ 1,464                $ 3,099

INTERNATIONAL FUND (ACQUIRED FUND)
Common Class                      $  281                $   862                 $ 1,469                $ 3,109

Class A (with or                  $  827                $ 1,348                 $ 1,895                $ 3,377
without redemption)

Class B (redemption at            $  751                $ 1,268                 $ 1,807                $ 3,569
the end of period)

Class B (no redemption)           $  351                $ 1,068                 $ 1,807                $ 3,569

Class C (redemption at            $  457                $ 1,085                 $ 1,836                $ 3,809
the end of period)

Class C (no redemption)           $  357                $ 1,085                 $ 1,836                $ 3,809

COMBINED PRO FORMA
Class A (with or                  $  755                $ 1,132                 $ 1,533                $ 2,649
without redemption)

Class B (redemption at            $  666                $ 1,017                 $ 1,395                $ 2,782
the end of period)

Class B (no redemption)           $  266                $   817                 $ 1,395                $ 2,782

Class C (redemption at            $  366                $   817                 $ 1,395                $ 2,964
the end of period)

Class C (no redemption)           $  266                $   817                 $ 1,395                $ 2,964

                                       15


Combined Acquisitions
                  Assume you invest $10,000, each fund returns 5% annually and you close you account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                ONE YEAR              THREE YEARS             FIVE YEARS              TEN YEARS
CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)
Class A (with or                  $  764                $ 1,161                 $ 1,581                $ 2,749
without redemption)

Class B (redemption at            $  668                $ 1,023                 $ 1,405                $ 2,821
the end of period)

Class B (no redemption)           $  268                $   823                 $ 1,405                $ 2,821

Class C (redemption at            $  380                $   859                 $ 1,464                $ 3,099
the end of period

Class C (no redemption            $  280                $   859                 $ 1,464                $ 3,099

INTERNATIONAL FUND (ACQUIRED FUND)
Common Class                      $  281                $   862                 $ 1,469                $ 3,109

Class A (with or                  $  827                $ 1,348                 $ 1,895                $ 3,377
without redemption)

Class B (redemption at            $  751                $ 1,268                 $ 1,807                $ 3,569
the end of period)

Class B (no redemption)           $  351                $ 1,068                 $ 1,807                $ 3,569

Class C (redemption at            $  457                $ 1,085                 $ 1,836                $ 3,809
the end of period)

Class C (no redemption)           $  357                $ 1,085                 $ 1,836                $ 3,809

EUROPEAN EQUITY (ACQUIRED FUND)
Common Class                      $  347                $ 1,056                 $ 1,788                $ 3,721

Class A (with or                  $  902                $ 1,571                 $ 2,261                $ 4,082
without redemption)

COMBINED PRO FORMA
Class A (with or                  $  753                $ 1,126                 $ 1,523                $ 2,629
without redemption)

Class B (redemption at            $  664                $ 1,011                 $ 1,385                $ 2,762
the end of period)

Class B (no redemption)           $  264                $   811                 $ 1,385                $ 2,762

Class C (redemption at            $  364                $   811                 $ 1,385                $ 2,944
the end of period)

Class C (no redemption)           $  264                $   811                 $ 1,385                $ 2,944

                  The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all Funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

INFORMATION ABOUT THE ACQUISITIONS

                  AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plans is qualified in its entirety by reference to the form of the Plans (Exhibits A-1 and A-2 hereto). Each Plan provides that the Acquiring Fund will acquire all of the assets of the relevant Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the relevant Acquired Fund on the Closing Date. The Closing Date is expected to be on or about April 25, 2003.

                  Prior to the Closing Date, each of the Acquired Funds will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each of the Acquired Funds, as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), currently 4:00 p.m., New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class's pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectus(es) or Statement of Additional Information to determine the value of its respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

                  On or as soon after the Closing Date as reasonably practicable, each of the Acquired Funds will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund that it receives in connection with the relevant Acquisition. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each of the Acquired Funds' shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of shares of the Acquiring Fund due to each of the Acquired Funds' shareholders calculated in accordance with the Plans. After such distribution and the winding up of its affairs, each of the Acquired Funds will terminate as a management investment company. The European Equity Fund will dissolve as a Maryland corporation and the International Fund will terminate as a series of the Trust.

                  The consummation of each Acquisition is subject to the conditions set forth in the respective Plans, including approval of the Plans by each Acquired Fund's respective shareholders. Notwithstanding approval by the shareholders of an Acquired Fund, a Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of an Acquired Fund and the Acquiring Fund; (ii) by an Acquired Fund, in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event an Acquired Fund shall, materially breach any representation, warranty or agreement contained in a Plan to be performed at or prior to the Closing Date; or (iii) if a condition to a Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

                  Pursuant to each Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director, Trustee or officer of an Acquired Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the relevant Acquisition.

                  Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. The approval of shareholders of any series of the Trust other than the International Fund is not required. If shareholders of the European Equity Fund approve the European Equity Acquisition, the European Equity Fund will be liquidated upon consummation of the European Equity Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Acquisition, the International Fund will be liquidated upon consummation of the International Acquisition and subsequently terminated as a series of the Trust. Shareholders should note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Boards of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

                  DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of the Acquiring Fund will be issued to the Acquired Funds in accordance with the procedures detailed in the Plans and as described in the Acquiring Fund's Prospectuses and Statement of Additional Information. The Acquiring Fund, like the Acquired Funds, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectus of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.

                  The Acquiring Fund has authorized five classes of common stock, called Common Class, Advisor Class, Class A, Class B and Class C shares. Class A shares of the Acquiring Fund will be issued to holders of the holders of Common Class and Class A shares of the European Equity Fund. Class A, Class B and Class C Shares of the Acquiring Fund will be offered to holders of respective class holders of Class A, Class B and Class C shares of the International Fund. Common Class Shareholders of the International Fund will receive Class A shares of the Acquiring Fund. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate NAV and performance quotations in the same manner.

                  The Common Class of the Acquiring Fund and the International Fund are closed to new investments except for reinvestment of dividends. The Common Class of the European Equity Fund is closed to new investors.

                  FEDERAL INCOME TAX CONSEQUENCES. The exchange of each of the Acquired Funds' assets for shares of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for U.S. Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Acquisition, the Acquiring Fund and each of the Acquired Funds will receive an opinion from Willkie Farr & Gallagher, counsel to each of the Acquired Funds, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for Federal income tax purposes, upon consummation of the Acquisitions:

         (1) the transfer of each of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds, and the distribution of the Acquiring Fund shares to the shareholders of each of the Acquired Funds in exchange for their respective Acquired Fund shares, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and each of the Acquired Funds will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Funds solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds;

         (3) except for gain or loss regularly attributable to terminations of the Acquired Funds' taxable year, no gain or loss will be recognized by either of the Acquired Funds upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds, or upon the distribution of the Acquiring Fund shares to the Acquired Funds' shareholders;

         (4) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their Acquired Fund shares for Acquiring Fund shares or upon the assumption by the Acquiring Fund of the liabilities of such Acquired Funds;

         (5) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of an Acquired Fund pursuant to the Acquisitions will be the same as the aggregate tax basis of the shares of the relevant Acquired Fund held by such shareholder immediately prior to the relevant Acquisition, and the holding period of the Acquiring Fund shares to be received by each shareholder of an Acquired Fund will include the period during which shares of the relevant Acquired Fund exchanged therefor were held by such shareholder (provided that such shares were held as capital assets on the date of the relevant Acquisition); and

         (6) except with regard to assets which must be revalued as a consequence of a termination of an Acquired Fund's taxable year, the tax basis of the Acquired Funds' assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the relevant Acquired Fund immediately prior to the Acquisitions, and the holding period of the assets of each Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund.

                  You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Acquired Funds nor the Acquiring Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisitions. Accordingly, if the IRS sought to challenge the tax treatment of the Acquisitions and was successful, neither of which is anticipated, the Acquisitions could be treated, in whole or in part, as a taxable sale of assets of the Acquired Funds, followed by the taxable liquidation thereof.

                  Shareholders of the Acquired Funds should consult their tax advisors regarding the effect, if any, of the proposed Acquisitions in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. Federal income tax consequences of the Acquisitions, shareholders of the Acquired Funds should also consult their tax advisors as to state, local and non-U.S. tax consequences, if any, of the Acquisitions.

CAPITALIZATION

European Equity Fund/Acquiring Fund Acquisition

                  The following table shows the capitalization of the European Equity Fund and the Acquiring Fund as of October 31, 2002, and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition of the European Equity Fund, after giving effect to such Acquisition.(1)

                                 CREDIT SUISSE
                                 INTERNATIONAL
                                   FOCUS FUND         EUROPEAN EQUITY FUND
                                (ACQUIRING FUND)        (ACQUIRED FUND)          PRO FORMA              PRO FORMA
                                    (ACTUAL)                (ACTUAL)            ADJUSTMENTS             (COMBINED)
                                ----------------       -------------------  ------------------      -----------------
NET ASSETS
          Common                $    218,897,032       $     11,126,122     $     (11,126,122)      $     218,897,032
          Class A                        114,371                 17,749            11,100,008              11,232,128
NET ASSET VALUE
          Common                $           8.07       $           5.28                             $            8.07
          Class A                           8.07                   5.21                                          8.07
SHARES OUTSTANDING
          Common                      27,130,366              2,105,377            (2,105,377)             27,130,366
          Class A                         14,170                  3,407             1,374,260               1,391,837

---------------------
(1)      Assumes the Acquisition of the European Equity Fund had been consummated on October 31, 2002 and is for information purposes only.
         No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the European Equity Fund on the date the
         Acquisition of the European Equity Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

International Fund/Acquiring Fund Acquisition

                  The following table shows the capitalization of the International Fund and the Acquiring Fund as of October 31, 2002 and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition of the International Fund, after giving effect to such Acquisition.(1)

                                  CREDIT SUISSE
                                  INTERNATIONAL
                                    FOCUS FUND         INTERNATIONAL FUND
                                 (ACQUIRING FUND)        (ACQUIRED FUND)         PRO FORMA             PRO FORMA
                                     (ACTUAL)               (ACTUAL)            ADJUSTMENTS            (COMBINED)
                                ----------------        ------------------    ---------------     -----------------
NET ASSETS
           Common               $    218,897,032        $       111,863       $     (111,863)      $    218,897,032
           Class A                       114,371             10,285,437              100,185             10,499,993
           Class B                       174,944              1,736,525               (1,950)             1,909,519
           Class C                        99,974                149,497                 (168)               249,303
NET ASSET VALUE
           Common               $           8.07        $          6.67                            $           8.07
           Class A                          8.07                   6.66                                        8.07
           Class B                          8.04                   6.28                                        8.04
           Class C                          8.00                   6.54                                        8.00
SHARES OUTSTANDING
           Common                     27,130,366                 16,781              (16,781)            27,130,366
           Class A                        14,170              1,544,539             (257,595)             1,301,114
           Class B                        21,770                276,734              (61,002)               237,502
           Class C                        12,495                 22,844               (4,176)                31,163

---------------------
(1) Assumes the Acquisition of the International Fund had been consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the International Fund on the date the Acquisition of the International Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

Combined Acquisitions

                  The following table shows the capitalization of each of the Acquired Funds and the Acquiring Fund as of October 31, 2002 and the capitalization of the Acquiring Fund on a pro forma basis assuming consummation of both Acquisitions.(1)

                               CREDIT SUISSE                        INTERNATIONAL
                               INTERNATIONAL     EUROPEAN EQUITY         FUND
                                FOCUS FUND             FUND           (ACQUIRED
                             (ACQUIRING FUND)    (ACQUIRED FUND)        FUND)            PRO FORMA             PRO FORMA
                                 (ACTUAL)            (ACTUAL)          (ACTUAL)         ADJUSTMENTS            (COMBINED)
NET ASSETS
          Common               $  218,897,032     $   11,126,122     $     111,863    $  (11,237,985)       $   218,897,032
          Advisor                  43,394,803           --                --                 --                  43,394,803
          Class A                     114,371             17,749        10,285,437        11,200,193             21,617,750
          Class B                     174,944           --               1,736,525            (1,950)             1,909,519
          Class C                      99,974           --                 149,497              (168)               249,303
NET ASSET VALUE
          Common               $         8.07     $         5.28     $        6.67                          $          8.07
          Advisor                        8.04           --                --                                           8.04
          Class A                        8.07               5.21              6.66                                     8.07
          Class B                        8.04           --                    6.28                                     8.04
          Class C                        8.00           --                    6.54                                     8.00
SHARES OUTSTANDING
          Common                   27,130,366          2,105,377            16,781        (2,122,158)            27,130,366
          Advisor                   5,398,169           --                --                 --                   5,398,169
          Class A                      14,170              3,407         1,544,539         1,116,663              2,678,779
          Class B                      21,770           --                 276,734           (61,002)               237,502
          Class C                      12,495           --                  22,844            (4,176)                31,163

---------------------
(1) Assumes the Acquisitions were each consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Funds on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

TOTAL RETURNS

                  Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

                  The following table reflects the average annual total return for the 1-year, 3-year, 5-year, 10-year and since inception periods ending October 31, 2002 for each Fund:

                              ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS      LIFE OF FUND
CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)(1)
Common Class                  - 15.85%            -12.12%             - 0.79%              N/A              1.10%
Class A                          N/A                N/A                 N/A                N/A            -17.32%*
Class B                          N/A                N/A                 N/A                N/A            -17.78%
Class C                          N/A                N/A                 N/A                N/A            -18.09%

Return After Taxes on
Distributions(4)               -15.89%            -13.90%              -2.43%              N/A             -0.39%

Return After Taxes on
Distributions and Sale of
Fund Shares (4)                 -9.73%             -9.55%              -0.91%              N/A              0.62%

EUROPEAN EQUITY FUND (ACQUIRED FUND) (2)
Common Class                   -22.57%            -12.54%               N/A                N/A            -10.58%

Class A                          N/A                N/A                 N/A                N/A            -24.83%

Return After Taxes on
Distributions(4)               -22.78%            -14.61%               N/A                N/A            -12.27%

Return After Taxes on
Distributions and Sale of
Fund Shares (4)                -13.81%            -10.09%               N/A                N/A             -8.46%

INTERNATIONAL FUND (ACQUIRED FUND) (3)
Common Class                  - 20.92%              N/A                 N/A                N/A            -23.59%

Class A                       - 21.04%            -16.57%             - 5.21%              N/A             -1.87%

Class B                       - 21.54%            -17.72%             - 5.96%              N/A             -2.63%

Class C                       - 18.50%              N/A                 N/A                N/A            -21.20%

Return After Taxes on
Distributions(4)               -20.94%              N/A                 N/A                N/A            -24.28%

Return After Taxes on
Distributions and Sale of
Fund Shares(4)                 -12.84%              N/A                 N/A                N/A            -18.22%

n/a = Not disclosed as the classes were not in existence during all of the period indicated.

--------------------------------------------------------------------------------

(1) The Acquiring Fund commenced offering Common Class shares on March 31, 1997. The Acquiring Fund commenced offering Class A, Class B and Class C shares on November 30, 2001.

(2) The European Equity Fund commenced offering Common Class shares on January 28, 1999. The European Equity Fund commenced offering Class A shares on November 30, 2001.

(3) The International Fund commenced offering Class A and Class B shares on September 8, 1995. The International Fund commenced offering Class C shares on February 28, 2000.

(4)      After tax returns are for common class shares.

*        Less than one year not annualized.

OWNERSHIP OF THE FUNDS

                  As of December 31, 2002, the officers or directors of the Acquiring Fund and each of the Acquired Funds beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of each Fund, as of December 31, 2002, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Funds.

                  NAME                                          PERCENT OWNED AS OF DECEMBER 31, 2002
                  ----                                          -------------------------------------


EUROPEAN EQUITY FUND                       COMMON CLASS       CLASS A
--------------------                       ------------       -------




INTERNATIONAL FUND                         COMMON CLASS       CLASS A       CLASS B        CLASS C
--------------------                       ------------       -------       -------        -------




                                                            ADVISOR
ACQUIRING FUND                             COMMON CLASS       CLASS         CLASS A        CLASS B        CLASS C
--------------------                       ------------       -------       -------        -------        -------





* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

                  The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and each of the Acquired Funds.

                  INVESTMENT OBJECTIVES. The investment objective of the International Fund and the Acquiring Fund is long-term capital appreciation. The investment objective of the European Equity Fund is capital appreciation. Each Fund's investment objective is a fundamental policy that can not be changed without the approval of their respective shareholders. There can be no assurance any Fund will achieve its investment objective.

         Shareholders of the Acquired Funds (in Proposal 6) and shareholders of the Acquiring Fund (by means of a separate proxy statement) are being asked to approve changing the respective fund's investment objective from fundamental to non-fundamental. If approved by a Fund shareholders, the Board of the Fund could change the Fund's investment objective without shareholder approval.

                  PRIMARY INVESTMENTS. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities or European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries. The European Equity Fund intends to diversify its investments across different countries. However, at times the European Equity Fund may invest a significant part of its assets in a single country. The European Equity Fund may invest in companies of any size, although most of the European Equity Fund's investments will be in medium to larger capitalization companies. In choosing stocks, the portfolio manage considers a number of factors including (i) stock price relative to the company's rate of earnings growth, (ii) valuation relative to other European companies and market averages and (iii) merger-and-acquisition trends on companies' business strategies.

                  The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three foreign markets. The International Fund invests primarily in equity securities of companies located in or conducting a majority of its business in developed foreign markets or companies whose securities trade primarily in developed foreign markets. Although it is not an index fund and does not seek to replicate the performance of any index, the fund expects to focus primarily, but not exclusively, on countries represented in the Morgan Stanley Capital International Europe Australasia and Far East (MSCI-EAFE) Index. Countries in the MSCI-EAFE Index currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In managing the International Fund's investments, (i) the portfolio managers combine top-down regional analysis with bottom-up research, (ii) look for countries, sectors and companies with solid growth prospects and attractive market valuations and (iii) focus research efforts on early identification of new investment opportunities while seeking to manage risk.

                  As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests under normal market conditions will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets. The Acquiring Fund invests in securities of 40-60 foreign companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These countries are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE(R)) Index. The Acquiring Fund seeks to diversify its investment across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may accounting for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

                  The Acquiring Fund may invest up to 15% of net assets in emerging markets, unlike the European Equity Fund which may invest 20% of total assets in emerging markets and the International Fund which may invest up to 30% of total assets in emerging markets.

                  Shareholders of the Acquiring Fund, (by means of a separate proxy statement) and shareholders of the Acquired Funds (in Proposal 5) are being asked to modify and/or eliminate fundamental restrictions on borrowing, lending of securities, buying and selling of real estate, and investing in oil, gas and mineral interests. Shareholders of the European Equity Fund (in Proposal 5-E) and the Acquiring Fund (by means of a separate proxy) are being asked to eliminate the restriction on margin transactions. Shareholders of the International Fund are being asked (in Proposal 5-F) to eliminate the restriction on short-selling. If approved, the restrictions of each of the Funds in these areas will be substantially the same. There is no guarantee that shareholders of either of the Funds will approve any of the proposed changes to the investment restrictions or that either of the Funds will thereafter implement any expanded authority given to them.

                  INVESTMENT LIMITATIONS. The Acquiring Fund and each of the Acquired Funds have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a "majority" (as defined in the 1940 Act) of the relevant Fund's outstanding shares. Each Fund has substantially similar fundamental investment limitations with respect to industry concentration, investing in any one issuer in relation to a Fund's total assets, making loans, underwriting securities, purchasing or selling real estate, and issuing senior securities.

                  CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the current applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Fund in the Acquiring Fund's Prospectus, which accompany this Prospectus/Proxy Statement, and for each of the Acquired Funds in their respective Prospectuses.


     KEY TO TABLE:

          [X]        Permitted without limitation; does not indicate actual use

          20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

          20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

          [ ] Permitted, but not expected to be used to a significant extent

          --         Not permitted

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
BORROWING. The borrowing of money from banks          30%                 30%                 33 1/3%
to meet redemptions or for other temporary or
emergency purposes. Speculative exposure
risk.
-------------------------------------------------------------------------------------------------------------

COUNTRY/REGION FOCUS. Investing a significant         [X]                 [X]                  [X]
portion of fund assets in a single country or
region. Market swings in the targeted country
or region will be likely to have a greater
effect on fund performance than they would
in a more geographically diversified equity
fund. Currency, market, political risks.
-------------------------------------------------------------------------------------------------------------



                                       26

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
CURRENCY HEDGING. Instruments, such as options,       [X]                 [X]                  [X]
futures or forwards, intended to manage fund
exposure to currency risk or to enhance total
return. Options, futures or forwards involve
the right or obligation to buy or sell a given
amount of foreign currency at a specified price
and future date.(1) Correlation, credit, currency,
hedged exposure, liquidity, political, speculative
exposure, valuation risks.
-------------------------------------------------------------------------------------------------------------

EMERGING MARKETS.  Countries generally                15%                 20%                   30%
considered to be relatively less developed or
industrialized.  Emerging markets often face
economic problems that could subject a fund
to increased volatility or substantial
declines in value.  Deficiencies in
regulatory oversight, market infrastructure,
shareholder protections and company laws
could expose a fund to risks beyond those
generally encountered in developed
countries.  Access, currency, information,
liquidity, market, operational, political,
valuation risks.
-------------------------------------------------------------------------------------------------------------

EQUITY AND EQUITY RELATED SECURITIES. Common stocks   [X]                 [X]                  [X]
and other securities representing or related to
ownership in a company. May also include warrants,
rights, options, preferred stocks and convertible
debt securities. These investments may go down in
value due to stock market movements or negative
company or industry events. Liquidity, market,
valuation risks.
-------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES.  Securities of foreign            [X]                  --                   [X]
issuers.  May include depositary receipts.
Currency, information, market, operational,
political, valuation risks.
-------------------------------------------------------------------------------------------------------------

                                       27

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
FUTURES AND OPTIONS ON FUTURES.                       [ ]                 [ ]                 [ ]
Exchange-traded contracts that enable a fund
to hedge against or speculate on future
changes in currency values, interest rates or
stock indexes.  Futures obligate the fund (or
give it the right, in the case of options) to
receive or make payment at a specific future time
based on those future changes.(1) Correlation,
currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)
-------------------------------------------------------------------------------------------------------------

INVESTMENT-GRADE DEBT SECURITIES.  Debt               20%                  [ ]                20%
securities rated within the four highest grades
(AAA/Aaa through BBB/Baa) by Standard & Poor's
or Moody's rating service, and unrated securities
of comparable quality. Credit, interest-rate,
market risks.
-------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES.          [ ]                   --                [ ]
Debt securities backed by pools of mortgages,
including passthrough certificates and other
senior classes of collateralized mortgage
obligations (CMOs), or other receivables.
Credit, extension, interest-rate, liquidity,
prepayment risks.
-------------------------------------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES.  Debt            5%                  20%                 [ ]
securities and convertible securities rated
below the fourth-highest grade (BBB/Baa) by
Standard & Poor's or Moody's rating service,
and unrated securities of comparable quality.
Commonly referred to as junk bonds. Credit,
information, interest-rate, liquidity, market,
valuation risks.
-------------------------------------------------------------------------------------------------------------

OPTIONS.  Instruments that provide a right to         25%                  [ ]                 10%
buy (call) or sell (put) a particular
security or an index of securities at a fixed
price within a certain time period. A fund
may purchase and write both put and call
options for hedging or speculative
purposes.(1) Correlation, credit, hedged
exposure, liquidity, market, speculative
exposure risks.
-------------------------------------------------------------------------------------------------------------

                                       28

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
PRIVATIZATION PROGRAMS. Foreign governments           [X]                 [X]                 [ ]
may sell all or part of their interests in
enterprises they own or control. Access,
currency, information, liquidity, operational,
political, valuation risks.
-------------------------------------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS).                [ ]                 --                  [ ]
Pooled investment vehicles that invest
primarily in income-producing real-estate-
related loans or interests. Credit,
interest-rate, market risks.
-------------------------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES.             15%                 15%                  15%
Certain securities with restrictions on
trading, or those not actively traded.
May include private placements. Liquidity,
market, valuation risks.
-------------------------------------------------------------------------------------------------------------

SECTOR CONCENTRATION. Investing more than              --                  --                  [ ]
25% of a fund's net assets in a group
of related industries (market sector).
Performance will largely depend upon
sector's performance, which may differ in
direction and degree from that of the
overall stock market. Financial, economic,
business, political and other developments
affecting the sector will have a greater
effect on the fund.
-------------------------------------------------------------------------------------------------------------

SECURITIES LENDING. Lending portfolio               33 1/3%             33 1/3%                 25%
securities to financial institutions; a fund
receives cash, U.S. government securities or
bank letters of credit as collateral. Credit,
liquidity, market, operational risks.
-------------------------------------------------------------------------------------------------------------

SHORT POSITIONS.  Selling borrowed securities         --                  --                    --
with the intention of repurchasing them for a
profit on the expectation that the market
price will drop.  If the fund were to take
short positions in stocks that increase in
value, then the fund would have to repurchase
the securities at the higher price and it
would be likely to underperform similar
mutual funds that do not take the short
positions.  Liquidity, market, speculative
exposure risks.
-------------------------------------------------------------------------------------------------------------

                                       29

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
SHORT SALES "AGAINST THE BOX".  A short sale          10%                 --                  10%
where the fund owns enough shares of the
security involved to cover borrowed securities,
if necessary. Liquidity, market, speculative
exposure risks.
-------------------------------------------------------------------------------------------------------------

SHORT-TERM TRADING.  Selling a security               --                  --                  [ ]
shortly after purchase.  A fund engaging in
short-term trading will have higher turnover
and transaction expenses.  Increased
short-term capital gains distributions could
raise shareholder's income tax liability.
-------------------------------------------------------------------------------------------------------------

SPECIAL-SITUATION COMPANIES.  Companies              [ ]                  --                  [ ]
experiencing unusual developments affecting
their market values.  Special situations may
include acquisition, consolidation,
reorganization, recapitalization, merger,
liquidation, special distribution, tender or
exchange offer, or potentially favorable
litigation.  Securities of a special
situation company could decline in value and
hurt a fund's performance if the anticipated
benefits of the special situation do not
materialize.  Information, market risks.
-------------------------------------------------------------------------------------------------------------

START-UP AND OTHER SMALL COMPANIES. Companies        [X]                  5%                  [X]
with small relative market capitalizations,
including those with continuous operations of
less than three years. Information,
liquidity, market, valuation risks.
-------------------------------------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS.  Swaps, structured            --                  [ ]                 [ ]
securities and other instruments that allow
the fund to gain access to the performance of
a benchmark asset (such as an index or
selected stocks) where the fund's direct
investment is restricted.  Credit, currency,
information, interest-rate, liquidity,
market, political, speculative, exposure,
valuation risks.
-------------------------------------------------------------------------------------------------------------

                                       30

-----------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
----------------------------------------------------------------------------------------------------------
                                                 ACQUIRING FUND   EUROPEAN EQUITY FUND  INTERNATIONAL FUND
                                                 --------------   --------------------  ------------------
SWAPS.  A contract between a fund and another         [ ]                 --                  --
party in which the parties agree to exchange
streams of payments based on certain benchmarks.
For example, a fund may use swaps to gain access
to the performance of a benchmark asset (such
as an index or one or more stocks) where
the fund's direct investment is restricted.
Credit, currency, interest-rate, liquidity,
market, political, speculative exposure,
valuation risks.
-------------------------------------------------------------------------------------------------------------

TECHNOLOGY COMPANIES.  Companies which may            --                  --                  [ ]
benefit significantly from advances or
improvements in technology.  Liquidity,
market, valuation risks.
-------------------------------------------------------------------------------------------------------------

TEMPORARY DEFENSIVE TACTICS. Placing some or          [ ]                 [ ]                 --
all of a fund's assets in investments such as
money-market obligations and investment-grade debt
securities for defensive purposes. Although
intended to avoid losses in adverse market,
economic, political or other conditions,
defensive tactics might be inconsistent with
a fund's principal investment strategies and
might prevent a fund from achieving its goal.
-------------------------------------------------------------------------------------------------------------

WARRANTS. Options issued by a company                 10%                 15%                 [ ]
granting the holder the right to buy certain
securities, generally common stock, at a
specified price and usually for a limited
time. Liquidity, market, speculative exposure
risks.
-------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD                    20%                 --                  [ ]
COMMITMENTS. The purchase or sale of securities
for delivery at a future date; market value
may change before delivery. Liquidity, market,
speculative exposure risks.

---------------------
(1)      The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.


DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING FUND

                  The NAV of each class of shares of the Acquiring Fund is determined at the close of regular trading on the NYSE (usually 4 p.m., New York City Time) each day the NYSE is open for business. It is calculated by dividing a class's total assets less its liabilities, by the number of shares of such class outstanding. The Acquiring Fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method the Board believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value. Some securities of the Acquiring Fund may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Acquiring Fund does not compute its price. This could cause the value of the Acquiring Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

MANAGEMENT OF EACH FUND

                  CSAM, located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140, provides investment advisory services to each of the Funds under separate advisory agreements. The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Prospectus of the Acquiring Fund, which accompany this Prospectus/Proxy Statement. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the Acquiring Fund and the International Fund and CSAM's United Kingdom affiliate provides sub-advisory services to the European Equity Fund.

                  In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Fund. CSAMSI became co-administrator to the Acquiring Fund and the European Equity Fund on November 1, 1999 and to the International Fund on February 1, 2001. Prior to that, Counselors Funds Service, Inc. served as co-administrator to the Funds. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Fund. State Street Bank also serves as custodian of each of the Funds' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent accountants for each of the Funds.

                  Each of the Funds pay a management fee to CSAM of 1.00% of such fund's average daily net assets. In addition to the management fee, each Fund pays a co-administration fee to CSAMSI of .10% of their respective average daily net assets. Each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), 0.035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses.

                  Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets.

INTEREST OF CSAM IN THE ACQUISITIONS

                  CSAM may be deemed to have an interest in the Plans and the Acquisitions because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with CSAM are described in each Fund's Prospectus(es) and Statement of Additional Information. Future growth of the assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates. CSAM may also be deemed to have an interest in the Plans and the Acquisitions because, as of the December 31, 2002, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in each of the Acquired Funds (see "Information About the Acquisition -- Share Ownership of the Funds" above). CSAM and its affiliates have advised each of the Acquired Funds that they intend to vote the shares over which they have voting power at the Special Meeting in the manner instructed by the customers for which such shares are held. As of December 31, 2002, CSAM had discretionary power to dispose of securities over accounts which held in the aggregate _______ shares or ___% of the European Equity Fund's outstanding shares and _________ shares or ___% of the International Fund's outstanding shares. See "Voting Information."

                  CSAM may also be deemed to have an interest in the Plans and the Acquisitions because CSAMSI serves as the co-administrator and distributor for each Fund. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

                  GENERAL. Each of the Funds is an open-end management investment company registered under the 1940 Act. The Acquiring Fund is a Maryland corporation that was incorporated on October 24, 1997 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. The European Equity Fund is a Maryland corporation that was incorporated on July 27, 1998 and is governed by its Articles of Incorporation, Bylaws and

Board of Directors. The International Fund is a series of a Delaware statutory business trust and is governed by its Agreement and Declaration of Trust, dated as of May 31, 1995, Bylaws and Board of Trustees. Each Fund is also governed by applicable state and Federal law. The Acquiring Fund has authorized capital of six billion shares of common stock with a par value of $.001 per share; one billion shares each are designated for Common Class, Class A, Class B and Class C shares. Two billion shares have been designated by the Articles of Incorporation as Advisor Class Shares. The European Equity Fund has authorized capital of four billion Shares of Common Stock with a par value of $.001 per share; one billion each for Common Class, Class A, Advisor Class and Institutional Class shares. The European Equity Fund does not currently offer Advisor Class or Institutional Class shares. The Trust has authorized an unlimited amount of beneficial interests, without par value, which may be divided without shareholder approval into an unlimited number of series and an unlimited number of classes. The International Fund is currently one of four series offered by the Trust. In each series, shares represent interests in the assets of the relevant series and have identical voting, dividend, liquidation and other rights (other than as set forth below) on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant series are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

                  MULTI-CLASS STRUCTURE. The Acquiring Fund and the Acquired Funds are authorized to offer multiple classes. The European Equity Fund offers Common Class and Class A shares. The International Fund offers Common Class, Class A, Class B and Class C shares. The Acquiring Fund offers Common Class, Advisor Class, Class A, Class B and Class C shares. The Acquiring Fund expects to continue to offer shares of its Advisor Class, Class A, Class B and Class C shares following the Acquisition. The Common Class of the Acquiring Fund is closed to new investments, except for the reinvestment of dividends.

                  DIRECTORS/TRUSTEES. The By-Laws of each of the Acquiring Fund and the European Equity Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of the Funds may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of the Funds may be filled by the Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining directors if, after the filling of the vacancy of vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Directors whenever (a) fewer than a majority of the Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Directors and must be filled. The Agreement and Declaration of Trust of the International Fund provides that the term of office of each Trustee shall be three (3) years. Any Trustee of the International Fund may be removed by two-thirds of the remaining Trustees or by holders of a majority of the shares of beneficial interest of the Trust. Vacancies on the Board of Trustees of the International Fund may be filled by a majority of the remaining Trustees or by a majority of the shareholders of the Trust.

                  VOTING RIGHTS. None of the Funds holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors or Trustees unless and until such time as less than a majority of the Directors or Trustees of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Directors or Trustees. At such times, the Directors or Trustees then in office will call a shareholders' meeting for the election of Directors or Trustees.

                  The European Equity and Acquiring Fund By-Laws each provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. The Agreement and Declaration of Trust governing the International Fund provided that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 51% of the votes entitled to be cast at the meeting. Payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting is required in advance of the meeting, provided, however, that the matter to be considered at such special meeting of shareholders is not substantially the same as a matter voted on at a special meeting of shareholders held during the preceding 12 months. To the extent required by law, each Fund will assist in shareholder communications in such matters. The presence of one-third of the shareholders of the European Equity Fund and the Acquiring Fund at a shareholder meeting will constitute a quorum. The presence of a majority of the shareholders of the International Fund at a shareholder meeting will constitute a quorum.

                  LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of any one of the Funds, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

                  INVOLUNTARY REDEMPTIONS. The Acquiring Fund is soliciting shareholder approval of an amendment to its Articles of Incorporation that would permit the Acquiring Fund to redeem shares of a class of the Acquiring Fund held by a shareholder or all shares of the Acquiring Fund as an entirety if the Board of Directors determines that doing so is in the best interest of the Acquiring Fund. Redemption proceeds may be paid in cash or in kind. The Acquiring Fund's current Articles of Incorporation permits the Directors to involuntarily redeem shares, but in more limited circumstances. The exercise of the power granted by the Directors under either the current Articles of Incorporation or the amended Articles of Incorporation to involuntarily redeem shares would be subject to the Director's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules adopted thereunder.

                  LIABILITY OF TRUSTEES OR DIRECTORS. The Articles of Incorporation or the Agreement and Declaration of Trust of each Fund, as the case may be, provide that its directors, trustees and officers shall not be liable in such capacity for monetary damages for breach of fiduciary duty as a director or officer, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties on the part of such director or officer. The Articles of Incorporation or Agreement and Declaration of Trust of each Fund, as the case may be, provide that the relevant Fund shall indemnify each director, trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought, each to the fullest extent permitted by the Maryland General Corporation Law or the Delaware Statutory Trust Act and other applicable law.

                  RIGHTS OF INSPECTION. Maryland law permits any stockholder of the European Equity and the Acquiring Fund or any agent of such stockholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the relevant Fund on file at its principal offices. The Agreement and Declaration of Trust governing the International Fund grants shareholders a right of inspection to the same extent provided to a shareholder of a Delaware business corporation. The Delaware General Corporation Law permits shareholders of a corporation to inspect for any proper purpose a corporation's stock ledger, a list of its stockholders and its other books and records.

                  SHAREHOLDER LIABILITY. Under Maryland law, stockholders of the European Equity and the Acquiring Fund do not have personal liability for corporate acts and obligations. Under Delaware law holders of beneficial interest of the International Fund do not have personal liability for acts and obligations of the International Fund or the Trust.

                  Shares of the Acquiring Fund issued to stockholders of the Acquired Funds upon consummation of the Acquisitions will be fully paid and nonassessable and when issued, transferable without restrictions and will have no preemptive rights.

                  The foregoing is only a summary of certain characteristics of the operations of each of the Funds. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.

CONCLUSION

                  The Plans were approved by the Board of Directors of the Acquiring Fund and the Boards of each of the Acquired Funds on December 12, 2002. The Board of each Fund has determined that the relevant Acquisition is in the best interests of its shareholders and that the interests of existing shareholders of its Fund will not be diluted as a result of the relevant Acquisition. If the shareholders of an Acquired Fund do not approve the applicable Plan or if the relevant Acquisition is not completed, that fund will continue to engage in business as a registered investment company and the Board of that fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

REQUIRED VOTE
                  Approval of a Plan with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy, if a quorum is present.

THE BOARDS OF EACH OF THE ACQUIRED FUNDS, INCLUDING THE DIRECTORS OR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE 1940 ACT) RECOMMEND THAT YOU VOTE "FOR" THE PLAN RELATING TO YOUR FUND.

PROPOSAL 2 - ELECTION OF DIRECTORS/TRUSTEES FOR EACH OF THE ACQUIRED FUNDS

                  At the Special Meeting, seven persons are to be elected who will constitute the Board of Directors or Trustees, as the case may be, of each of the Acquired Funds. (For ease of reference the term "Director" will be used for both Directors and Trustees.) For election of Directors at the Special Meeting, each of the Acquired Funds' Board has approved the nomination of the following individuals: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, Peter F. Krogh, James S. Pasman, Jr., Steven N. Rappaport and William W. Priest.

                  The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named above unless authority to vote for any or all of the nominees is withheld in the proxy. Each Director so elected will serve as a Director of the respective Acquired Fund until the next meeting of shareholders, if any, called for the purpose of electing Directors and until the election and qualification of a successor or until such Director sooner resigns, dies or is removed as provided in the organizational documents of each of the Acquired Funds.

                  Each of the nominees currently serves as a director of each of the Acquired Funds and has indicated that he is willing to continue to serve as a Director. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Directors may recommend.

                  The following table sets forth certain information concerning the current Directors and nominees. Unless otherwise noted, each of the Directors and nominees has engaged in the principal occupation listed in the following table for more than five years, but not necessarily in the same capacity.

NOMINEES

------------------------------- -------------- ------------- --------------------------- ------------ -------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                 Term of                                  Overseen          Other
                                 Position(s)   Office1 and                                   by         Directorships
                                  Held with     Length of     Principal Occupation(s)     Director/   Held by Director/
    Name, Address and Age           Fund       Time Served     During Past Five Years      Trustee         Trustee
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
INDEPENDENT DIRECTORS/TRUSTEES
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Richard H. Francis              Director/      Since 1999    Currently retired;              54       None
c/o Credit Suisse Asset           Trustee                    Executive Vice President
Management, LLC                                              and Chief Financial
466 Lexington Avenue                                         Officer of Pan Am
New York, New York  10017-3140                               Corporation and Pan
Age:  70                                                     American World Airways,
                                                             Inc. from 1988 to 1991
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Jack W. Fritz                   Director/      Since 1987    Private investor;               53       Director of Advo,
2425 North Fish Creek Road        Trustee                    Consultant and Director                  Inc. (direct mail
P.O. Box 1287                                                of Fritz Broadcasting,                   advertising)
Wilson, Wyoming 83014                                        Inc. and Fritz
Age: 75                                                      Communications
                                                             (developers and operators
                                                             of radio stations) since
                                                             1987
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Jeffrey E. Garten               Director/      Since 1998    Dean of Yale School of          53       Director of
Box 208200                        Trustee                    Management and William S.                Aetna, Inc.;
New Haven, Connecticut                                       Beinecke Professor in the                Director of
06520-8200                                                   Practice of International                Calpine Energy
Age: 56                                                      Trade and Finance;                       Corporation;
                                                             Undersecretary of                        Director of
                                                             Commerce for                             CarMax Group
                                                             International Trade from                 (used car dealers)
                                                             November 1993 to October
                                                             1995; Professor at
                                                             Columbia University from
                                                             September 1992 to
                                                             November 1993
------------------------------- -------------- ------------- --------------------------- ------------ -------------------

---------------------
1    Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       35

------------------------------- -------------- ------------- --------------------------- ------------ -------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                 Term of                                  Overseen          Other
                                 Position(s)   Office1 and                                   by         Directorships
                                  Held with     Length of     Principal Occupation(s)     Director/   Held by Director/
    Name, Address and Age           Fund       Time Served     During Past Five Years      Trustee         Trustee
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Peter F. Krogh                  Director/      Since 2001    Dean Emeritus and               53       Member of Board
301 ICC                           Trustee                    Distinguished Professor                  of The Carlisle
Georgetown University                                        of International Affairs                 Companies Inc.;
Washington, DC 20057                                         at the Edmund A. Walsh                   Member of
Age: 65                                                      School of Foreign                        Selection
                                                             Service, Georgetown                      Committee for
                                                             University; Moderator of                 Truman Scholars
                                                             PBS foreign affairs                      and Henry Luce
                                                             television series                        Scholars;  Senior
                                                                                                      Associate of
                                                                                                      Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
James S. Pasman, Jr.            Director/      Since 1999    Currently retired;              55       Director of
c/o Credit Suisse Asset           Trustee                    President and Chief                      Education
Management, LLC                                              Operating Officer of                     Management Corp.,
466 Lexington Avenue                                         National InterGroup, Inc.                Trustee of
New York, New York  10017-3140                               (holding company) from                   Deutsche VIT
Age: 71                                                      April 1989 to March 1991;                Funds (overseeing
                                                             Chairman of Permian Oil                  three
                                                             Co. from April 1989 to                   portfolios);former
                                                             March 1991                               Director of Tyco
                                                                                                      International Ltd.
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
Steven N. Rappaport             Director/      Since 1999    Partner of Lehigh Court,        54       None
Lehigh Court, LLC                 Trustee                    LLC since July 2002,
40 East 52nd Street,                                         President of SunGard
New York, New York 10022                                     Securities Finance, Inc.,
Age: 54                                                      from 2001 to July 2002;
                                                             President of Loanet, Inc.
                                                             (on-line accounting service)
                                                             from 1995 to 2001; Director,
                                                             President, North American
                                                             Operations, and former Executive
                                                             Vice President from 1992 to 1993
                                                             of Worldwide Operations of
                                                             Metallurg Inc. (manufacturer of
                                                             specialty metals and alloys);
                                                             Executive Vice President,
                                                             Telerate, Inc. (provider of
                                                             real-time information to the
                                                             capital markets) from 1987
                                                             to 1992; Partner in the law
                                                             firm of Hartman & Craven
                                                             until 1987
------------------------------- -------------- ------------- --------------------------- ------------ -------------------

                                       36

------------------------------- -------------- ------------- --------------------------- ------------ -------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                 Term of                                  Overseen          Other
                                 Position(s)   Office1 and                                   by         Directorships
                                  Held with     Length of     Principal Occupation(s)     Director/   Held by Director/
    Name, Address and Age           Fund       Time Served     During Past Five Years      Trustee         Trustee
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
INTERESTED DIRECTOR/ TRUSTEE
------------------------------- -------------- ------------- --------------------------- ------------ -------------------
William W. Priest2              Director/      Since 1999    Senior Partner and Fund         60       None
Steinberg Priest & Sloane         Trustee                    Manager, Steinberg Priest
Capital Management                                           & Sloane Capital
12 East 49th Street                                          Management since March
12th Floor                                                   2001; Chairman and
New York, New York 10017                                     Managing Director of CSAM
Age:  61                                                     from 2000 to February
                                                             2001, Chief Executive
                                                             Officer and Managing
                                                             Director of CSAM from
                                                             1990 to 2000
------------------------------- -------------- ------------- --------------------------- ------------ -------------------

                  The table below shows the dollar range of each nominee's ownership of shares of each of the Acquired Funds and of all the Credit Suisse Funds served, or to be served, by the Directors all as of December 31, 2002.

                NOMINEES' SHARE OWNERSHIP TABLE BY DOLLAR RANGE*

            FUND NAME                Francis     Fritz     Garten      Krogh       Pasman      Priest     Rappaport
            ---------                -------     -----     ------      -----       ------      ------     ---------
International Fund

European Equity Fund

Aggregate Dollar Range of
Equity Securities in All Funds
Overseen by Director in Family
of Investment Companies

-------------------------
*Key to Dollar Ranges:
         A.       None
         B.       $1-$10,000
         C.       $10,001-$50,000
         D.       $50,001-$100,000
         E.       Over $100,000

THE INFORMATION AS TO BENEFICIAL OWNERSHIP IS BASED ON STATEMENTS FURNISHED TO THE ACQUIRED FUNDS BY EACH DIRECTOR. UNLESS OTHERWISE NOTED, BENEFICIAL OWNERSHIP IS BASED ON SHARED VOTING AND INVESTMENT POWER WITH SPOUSE AND/OR IMMEDIATE FAMILY.



---------------------
2 Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.

                  Mr. Rappaport informed the Acquired Funds that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% equity interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to Sungard Data Systems, Inc. ("Sungard"). Mr. Rappaport sold his shares to Sungard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

RESPONSIBILITIES OF THE BOARD -- BOARD AND COMMITTEE MEETINGS

                  The Board of Directors of each of the Acquired Funds is responsible for the general oversight of business of the respective Acquired Fund. A majority of the Board's members are not affiliated with CSAM. These non-interested Directors have primary responsibility for assuring that each of the Acquired Funds is managed in a manner consistent with the best interests of its shareholders.

                  Each Board meets in person at least quarterly to review the investment performance of the Acquired Funds and other operational matters, including policies and procedures designed to assure compliance with various regulatory requirements. At least annually, the non-interested Directors review the fees paid to CSAM and its affiliates for investment advisory services and administrative and distribution services.

                  The Board of each of the Acquired Funds has an Audit Committee and a Nominating Committee, the responsibilities of which are described below. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Acquired Funds as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.

AUDIT COMMITTEE

                  In accordance with its written charter adopted by the Board, the Audit Committee oversees the financial reporting process of an Acquired Fund and monitors the valuation of portfolio assets. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the audit plan and audit fees charged, and reviews the results of an Acquired Fund's annual audit.

NOMINATING COMMITTEE

                  The Nominating Committee is charged with the duty of selecting and nominating candidates for election to the Board as Independent Directors. The Nominating Committee will consider nominees recommended by an Acquired Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the an Acquired Fund's Secretary.


                  The following chart sets forth the number of meetings of the Board, the Audit Committee and the Nominating Committee of each Acquiring Fund during the calendar year 2002.

NUMBER OF BOARD AND COMMITTEE MEETINGS HELD
DURING THE CALENDAR YEAR 2002

                                                       BOARD OF DIRECTORS         AUDIT              NOMINATING
                    NAME OF FUND                            MEETINGS        COMMITTEE MEETINGS   COMMITTEE MEETINGS
-------------------------------------------------------------------------------------------------------------------
International Fund                                              4                   4                    2
European Equity Fund                                            4                   4                    2

                  Each incumbent Director attended at least 75% of the total number of Board meetings and meetings of committees on which he served during each Acquired Fund's last full fiscal year.

EXECUTIVE OFFICERS

                  The following persons are executive officers of each of the Acquired Funds:

                                              POSITION(S) HELD WITH
                                               FUND, TERM OF OFFICE*
                                                  AND LENGTH OF               PRINCIPAL OCCUPATION(S)
                 NAME (AGE)                        TIME SERVED                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Laurence R. Smith                             Chairman since 2002       Managing Director and Global Chief
Credit Suisse Asset Management, LLC                                     Investment Officer of CSAM; Associated
466 Lexington Avenue                                                    with J.P. Morgan Investment Management
New York, New York 10017-3140                                           from 1981 to 1999

                                       38

                                              POSITION(S) HELD WITH
                                               FUND, TERM OF OFFICE*
                                                  AND LENGTH OF               PRINCIPAL OCCUPATION(S)
                 NAME (AGE)                        TIME SERVED                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Age:  44
Hal Liebes, Esq.                              Vice President and        Managing Director and Global General
Credit Suisse Asset Management, LLC           Secretary since 1999      Counsel of CSAM; Associated with Lehman
466 Lexington Avenue                                                    Brothers, Inc. from 1996 to 1997;
New York, New York 10017-3140                                           Associated with CSAM from 1995 to 1996;
Age:  38                                                                Associated with CS First Boston
                                                                        Investment Management from 1994 to
                                                                        1995; Associated with Division of
                                                                        Enforcement, U.S. Securities and
                                                                        Exchange Commission from 1991 to 1994

Michael A. Pignataro                          Treasurer and Chief       Director and Director of Fund
Credit Suisse Asset Management, LLC           Financial Officer since   Administration of CSAM; Associated with
466 Lexington Avenue                          1999                      CSAM since 1984
New York, New York 10017-3140
Age:  43

Gregory N. Bressler, Esq.                     Assistant Secretary       Director of CSAM (since 1/2003); and
Credit Suisse Asset Management, LLC           since 2000                Deputy General Counsel of CSAM;
466 Lexington Avenue                                                    Associated with CSAM since January 2000;
New York, New York 10017-3140                                           Associated with the law firm of Swidler
Age:  36                                                                Berlin Shereff Friedman LLP from 1996 to
                                                                        2000

Kimiko T. Fields, Esq.                        Assistant Secretary       Vice President of CSAM (since 1/2003);
Credit Suisse Asset Management, LLC           since 2002                and Legal Counsel of CSAM (since
466 Lexington Avenue                                                    December 2000); Assistant Vice
New York, New York 10017-3140                                           President, Institutional Marketing
Age:  39                                                                Department, CSAM from January 2000 to
                                                                        December 2000; Marketing Associate,
                                                                        International Equity Department, Warburg
                                                                        Pincus Asset Management, Inc. from
                                                                        January 1998 to January 2000;
                                                                        self-employed author and consultant,
                                                                        from January 1996 to December 1997

Rocco A. DelGuercio                           Assistant Treasurer       Vice President -- Fund Administration
Credit Suisse Asset Management, LLC           since 1999                Officer of CSAM; Associated with CSAM
466 Lexington Avenue                                                    since June 1996; Assistant Treasurer,
New York, New York 10017-3140                                           Bankers Trust Co. -- Fund Administration
Age:  39                                                                from March 1994 to June 1996; Mutual
                                                                        Fund Accounting Supervisor, Dreyfus
                                                                        Corporation from April 1987 to March 1994

Joseph Parascondola                           Assistant Treasurer       Assistant Vice President - Fund
Credit Suisse Asset Management, LLC           since 2000                Administration of CSAM since April 2000;
466 Lexington Avenue                                                    Assistant Vice President, Deutsche Asset
New York, New York 10017-3140                                           Management from January 1999 to April
Age:  39                                                                2000; Assistant Vice President, Weiss,
                                                                        Peck & Greer LLC from November 1995 to
                                                                        December 1998

                                       39

                                              POSITION(S) HELD WITH
                                               FUND, TERM OF OFFICE*
                                                  AND LENGTH OF               PRINCIPAL OCCUPATION(S)
                 NAME (AGE)                        TIME SERVED                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Robert M. Rizza                               Assistant Treasurer       Assistant Vice President -- Fund
Credit Suisse Asset Management, LLC           Since 2002                Administration Officer of CSAM (January
466 Lexington Avenue                                                    2001 to present); Associated with CSAM
New York, New York 10017-3140                                           since March 1998; Assistant Treasurer of
Age: 37                                                                 Bankers Trust Co. (April 1994 to March
                                                                        1998)
---------------------
* EACH OFFICER SERVES UNTIL HIS OR HER RESPECTIVE SUCCESSOR HAS BEEN DULY
ELECTED AND QUALIFIED.

COMPENSATION OF DIRECTORS AND OFFICERS

                  No employee of CSAM, State Street Bank and Trust Company ("State Street") or Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the Acquired Funds' co-administrators, or any of their affiliates, receives any compensation from an Acquired Fund for acting as an officer or director of the Acquired Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

                  The following Compensation Table provides in tabular form the following data:

                                Column (1) Name of each Acquired Fund from which
                  each Director receives compensation.

                                Column (2) Aggregate compensation received by
                  each Director of each Fund during the calendar year 2002 and total compensation received by each Director from the 53 investment companies comprising the Fund Complex during the calendar year 2002.

                  The Directors do not receive any pension or retirement benefits from any Acquired Fund in the Fund Complex.

COMPENSATION TABLE
                                                                          (2)
                                                                AGGREGATE COMPENSATION
                                    --------------------------------------------------------------------------------
              (1)
          NAME OF FUND               Francis        Fritz         Garten        Krogh        Pasman        Rappaport
----------------------------        ---------      --------      -------       --------     ---------      ---------
International Fund                   $  1,494      $  1,244      $ 1,244       $  1,494     $   1,494       $  1,494
European Equity Fund                 $  2,313      $  2,063      $ 2,063       $  2,313     $   2,313       $  2,388
Total Compensation from the          $ 82,015      $ 64,640      $71,515       $ 75,015     $ 110,015       $ 84,360
   Funds
   and Fund Complex Paid to
   each Director

                  Mr. Priest is an "interested person" of the Acquired Funds and, accordingly, receives no compensation from either of the Acquired Funds or any other investment company in the Fund Complex.

REQUIRED VOTE

                  Election of each of the listed nominees for Director of the European Equity Fund requires the affirmative vote of a plurality of the votes of that Fund cast at the Special Meeting in person or by proxy. This means that the seven nominees receiving the largest number of votes will be elected. For the International Fund, election of the listed nominees for Director require the affirmative vote of a plurality of the votes of the Trust in the aggregate, without regard to series or class, cast at the Special Meeting and the meeting called by the Trust for shareholders of its other investment portfolios to vote on the Director nominees. This means that the seven nominees receiving the largest number of votes from shareholders of all investment portfolios of the Trust, voting in the aggregate, will be elected.

                  THE BOARD OF EACH ACQUIRED FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND VOTE IN FAVOR OF EACH OF THE NOMINEES LISTED IN THIS PROPOSAL 2.

 PROPOSAL 3(a) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF
                       NEW INVESTMENT ADVISORY AGREEMENT

                                  INTRODUCTION

                  For the reasons described herein, the Shareholders of the European Equity Fund are being asked to approve a new investment advisory agreement (the "New Advisory Agreement") and a new investment sub-advisory agreement (the "New Sub-Advisory Agreement"). The proposed agreement is essentially identical to the agreement previously approved by the European Equity Fund's shareholders and Board of Directors. A form of the New Advisory Agreement for the European Equity Fund is attached as Exhibit B to this Prospectus/Proxy Statement.

PRIOR BOARD APPROVAL OF THE ADVISORY PROSPECTUS/AGREEMENT

                  Section 15 of the 1940 Act requires that a fund's investment advisory agreement be in writing and be approved initially by both (i) the fund's board of directors (including a majority of its Independent Directors and (ii) the fund's shareholders. Each agreement may have an initial term of two years, but must be approved annually thereafter at an in-person meeting by a majority of the fund's board of directors, including a majority of its Independent Directors. In the event that a fund's board fails to approve of the fund's investment advisory agreement at least annually, the agreements will automatically lapse. As a result, the fund would no longer have a valid advisory agreement and must arrange for a new agreement to be adopted by the fund's board and shareholders, as required by Section 15.

                  The European Equity Fund was a successor to a portfolio of The RBB Fund, Inc. and became part of the Credit Suisse Funds (then Warburg Pincus Funds) on October 26, 1998. The European Equity Fund has an advisory agreement, dated October 26, 1998 (the "Original Advisory Agreement") and a sub-advisory agreement, dated October 26, 1998 (the "Original Sub-Advisory Agreement"), each of which contained a provision to the effect that the agreement would remain in effect until April 17, 2000, and thereafter for successive annual periods if approved annually. The European Equity Fund was advised by CSAM, then known as BEA Associates and sub-advised by CSAM's United Kingdom affiliate ("CSAM UK").

                  The reason the Original Advisory Agreement and Original Sub-Advisory Agreement were structured with this fixed termination date was to keep the European Equity Fund on the same contract renewal schedule as all of the other funds deemed a part of the Fund Complex, as the Boards of all funds in the Fund Complex typically held a contract renewal meeting in early April each year.

                  In March 1999, the Board of Directors met to consider a new advisory contract for the funds ("Former Warburg Funds") advised by Warburg Pincus Asset Management, Inc. ("WPAM"). This advisory relationship would terminate upon the acquisition of WPAM (the "Acquisition"). These new agreements, which required shareholder approval, did not specify a particular termination date, but provided that it would continue for an initial two year period and then for successive annual periods if approved annually. The European Equity Fund's agreements were not modified at this time to have the same language since, because they were advised by CSAM and CSAM UK and not WPAM; therefore, its agreements would not terminate as a result of the Acquisition and had one year and one month left on their initial terms.

                  Shareholder approval of the new contracts required for the former Warburg Funds as a result of the Acquisition having been obtained, these contracts were dated July 9, 1999, and did not need to be reconsidered by their Boards of Directors for two years. A contract renewal meeting for the Fund Complex was next held on November 16, 2000, by which time the European Equity Fund's advisory and sub-advisory agreements had inadvertently terminated by their terms.

                  Without any awareness that the Original Advisory Agreement and Original Sub-Advisory Agreement had terminated, the Original Advisory Agreement and Original Sub-Advisory Agreement were presented to the Board and approved, without change, on November 16, 2000 and November 12, 2001. At the time the Original Advisory Agreement and Original Sub-Advisory Agreement were presented, because they had not been approved by the Board prior to April 17, 2000, the Original Advisory Agreement and Original Sub-Advisory Agreement were not in full compliance with the requirements in the 1940 Act, relating to annual Board approval of advisory contracts. The subsequent approvals in November 2000 and 2001 did not revive the Original Advisory Agreement or the Original Sub-Advisory Agreement.

CURRENT SHAREHOLDER APPROVAL

                  Having determined that the European Equity Fund was without a valid investment advisory agreement, the Adviser ceased being paid fees under the terminated contracts. Then, the Adviser requested the European Equity Fund's Board to consider approving a new advisory agreement and a new sub-advisory agreement essentially identical to the ones that lapsed in April 2000. At its December 12, 2002 meeting, the Board of the European Equity Fund approved the New Advisory Agreement and the New Sub-Advisory Agreement and determined that the agreements should be submitted to the European Equity Fund's shareholders for their approval.

                  At the December 12, 2002 meeting, the Board of the European Equity Fund was also asked to consider whether the Adviser may retain those advisory fees that had been paid or which were payable to the Adviser since April 18, 2000 under the Original Advisory Agreement. Having so approved, the Board determined that the European Equity Fund's shareholders should also vote on whether to permit the Adviser to retain those fees received or which were payable since April 18, 2000, through the time that the European Equity Fund's shareholders approve a New Advisory Agreement and recommended that shareholders vote in favor of this proposal.

ORIGINAL ADVISORY AGREEMENT

                  On July 20, 1998, the sole initial shareholder of the European Equity Fund, in accordance with the requirements of the 1940 Act, approved the Original Advisory Agreement between the European Equity Fund and the Adviser. The Original Advisory Agreement provided that it would remain in effect until April 17, 2000, and would continue for successive annual periods thereafter if approved by a majority of the Directors, including a majority of the Independent Directors.

                  When the Board approved the continuation of the Original Advisory Agreement on November 16, 2000 and November 12, 2001, the Board was unaware that the Original Advisory Agreement had already lapsed on April 18, 2000. At these Board meetings held on November 16, 2000 and
November 12, 2001, the Board's intent, nonetheless, was to continue the Original Advisory Agreement with the Adviser uninterrupted for the next year, and but for the technical oversight, the Agreement would have been continued. Despite the termination of the Original Advisory Agreement, the Adviser has continued to provide the European Equity Fund with the services called for under that Agreement.

                  For the fiscal year ended August 31, 2002, the investment advisory fees paid by the European Equity Fund and applicable fee waivers and/or reimbursements of expenses were as follows:

                                                    FEES PAID
                                               (AFTER WAIVERS AND
                    FUND                         REIMBURSEMENTS)             WAIVERS            REIMBURSEMENTS
--------------------------------               ------------------           -----------         --------------
   European Equity Fund                               $0                    $(152,198)             $(132,694)




PROPOSED NEW ADVISORY AGREEMENT

                  With the exceptions set forth below, the terms of the New Advisory Agreement for the European Equity Fund approved by the Board on December 12, 2002 and proposed for shareholder approval are similar in all material respects to the Original Advisory Agreement for the European Equity Fund. The only differences between the two are (i) their effective dates and termination provisions and (ii) the New Advisory Agreement contains a limited license to use the Credit Suisse name (and variants of it) while CSAM is the adviser whereas the Original Advisory Agreement contained a license to use the former adviser's names. The Adviser will continue to serve as investment adviser to the European Equity Fund, retain ultimate responsibility for the management of the European Equity Fund, and provide investment oversight and supervision. As in the Original Advisory Agreement, the Adviser is authorized to engage an investment sub-adviser to provide advisory services to the Fund and may delegate certain of its duties to the sub-advisers. The investment management services provided under the New Advisory Agreement will be identical to the services provided under the Original Advisory Agreement and to the services provided since April 18, 2000. Likewise, the Adviser's compensation for these services, expressed as an annual rate of the European Equity Fund's net assets, remains unchanged under the New Advisory Agreement.

                  Pursuant to the New Advisory Agreement, subject to the supervision and direction of the Board, the Adviser is responsible for managing the European Equity Fund in accordance with the European Equity Fund's stated investment objective and policies. The Adviser is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the European Equity Fund's assets. In addition to expenses that the Adviser may incur in performing its services under the New Advisory Agreement, the Adviser pays the compensation, fees and related expenses of all Directors who are affiliated persons of the Adviser or any of its subsidiaries and the fees payable to any investment sub-adviser engaged by CSAM.

                  Under the New Advisory Agreement, the Adviser is entitled to an investment advisory fee equal to 1.00% of the European Equity Fund's average daily net assets on an annualized basis. This advisory fee is identical to the one received under the Original Advisory Agreement.

                  Finally, the New Advisory Agreement will run for an initial term of two years and annually thereafter so long as it is approved by a majority of the Directors of the European Equity Fund, including a majority of the Independent Directors. The New Advisory Agreement for the European Equity Fund is terminable at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the European Equity Fund, or upon 90 days' written notice, by the Adviser. The New Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

BOARD DELIBERATIONS

                  In approving the European Equity Fund's New Advisory Agreement, the Board of the European Equity Fund is required to act solely in the best interests of the European Equity Fund and the European Equity Fund's shareholders in evaluating the terms of the Agreement. The Board is required to judge the terms of the arrangement in light of those that would be reached as a result of arm's-length bargaining.

                  At the December 12, 2002 Board meeting, the Directors of the European Equity Fund considered the similarity of the New Advisory Agreement to the Original Advisory Agreement for the European Equity Fund and the fact that the Board had intended to continue the Original Advisory Agreement in November 2000 and again in November 2001. In determining whether or not it was appropriate to approve the New Advisory Agreement and to recommend approval to shareholders, the Directors considered various materials and representations provided by the Adviser, including information relating to the following factors: (i) the extent and quality of investment advisory services the European Equity Fund will receive for the advisory fee payable under the Agreement; (ii) the fees charged to other clients for comparable services; (iii) the fees charged by other investment advisers providing comparable services to similar investment companies; (iv) comparative information on the net asset value, yield and total return per share of the European Equity Fund with those of other funds with comparable investment objectives and size; (v) the total of all assets managed by the Adviser and the total number of investment companies and other clients that it services; (vi) the Adviser's profitability (vii) the extent to which the Adviser receives benefits such as research services as a result of the brokerage generated by the European Equity Fund; (viii) the organizational and financial soundness of the Adviser in light of the needs of the European Equity Fund on an on-going basis; (ix) the conditions and trends prevailing generally in the economy, the securities markets and the mutual fund industry; (x) the historical relationship between the European Equity Fund and the Adviser; and
(xi) other factors deemed relevant by the Board. After considering these factors, the Directors, including all of the Independent Directors, approved the New Advisory Agreement for the European Equity Fund.

INFORMATION ABOUT CSAM AND ITS AFFILIATES

                  Information about CSAM, its managers and principal executive officers, including those who are also officers of the European Equity Fund, CSAM's investment company clients, the European Equity Fund's brokerage policies and the officers of CSAM is presented in Exhibit C.

                  CSAMSI, an affiliate of CSAM, serves as co-administrator and distributor to the European Equity Fund. Exhibit D sets forth the fees paid to CSAMSI by the European Equity Fund for services provided to the European Equity Fund during the most recent fiscal year. CSAMSI will continue to serve as co-administrator and distributor to the European Equity Fund after Proposal 3(a) is approved by the shareholders.

REQUIRED VOTE

                  Approval of Proposal 3(a) for the European Equity Fund requires the vote of a "majority of the outstanding voting securities" entitled to vote on the proposal, as defined in the 1940 Act, of the European Equity Fund, which means the vote of 67% or more of the voting securities of the European Equity Fund entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the proposal, whichever is less.

                  THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND VOTE "FOR" APPROVAL OF THE NEW ADVISORY AGREEMENT.

  PROPOSAL 3(b) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF
                NEW INVESTMENT SUB-ADVISORY AGREEMENT INTRODUCTION

                  For the reasons described above in Proposal 3(a), the shareholders of the European Equity Fund are being asked to approve the New Sub-Advisory Agreement. The proposed agreement is essentially identical to the agreement previously approved by the European Equity Fund's shareholders and Board of Directors. A form of the New Sub-Advisory Agreement for the European Equity Fund is attached as Exhibit E to this proxy statement.

ORIGINAL SUB-ADVISORY AGREEMENTS

                  On July 20, 1998, the sole initial shareholder of the European Equity Fund, in accordance with the requirements of the 1940 Act, approved the Original Sub-Advisory Agreement among the European Equity Fund, the Adviser and CSAM U.K. The Original Sub-Advisory Agreement provided that it would remain in effect until April 17, 2000, and would continue for successive annual periods thereafter if approved by a majority of the Directors, including a majority of the Independent Directors.

                  When the Board approved the continuation of the Original Sub-Advisory Agreement on November 16, 2000 and November 12, 2001, the Board was unaware that the Original Sub-Advisory Agreement had already lapsed on April 18, 2000. The Board's intent, nonetheless, was to continue the Original Sub-Advisory Agreement with the Sub-Adviser uninterrupted for the next year, and but for the technical oversight, the Agreement would have been continued. Despite the termination of the Original Sub-Advisory Agreement, the Sub-Adviser has continued to provide the European Equity Fund with the services called for under that Agreement.

                  Under the Original Sub-Advisory Agreement with CSAM U.K., (as amended to the date hereof) CSAM (not the European Equity Fund) pays CSAM U.K. an annual fee of $250,000 (the "Total Fee") for services rendered with respect to the European Equity Fund and all others Credit Suisse Funds for which CSAM U.K. had been appointed to act as sub-adviser. The portion of the fee allocated with respect to the European Equity Fund is equal to the product of (a) the Total Fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the European Equity Fund during the measuring period and (ii) the denominator of which is the aggregate average monthly assets of the European Equity Fund and certain other Credit Suisse Funds for which CSAM U.K. had been appointed to act as sub-adviser during such measuring period. For the fiscal year ended August 31, 2002, the portion of fees allocable to the European Equity Fund for CSAM U.K. was $949.

PROPOSED NEW SUB-ADVISORY AGREEMENT

                  The terms of the New Sub-Advisory Agreement for the European Equity Fund approved by the Board on December 12, 2002 and proposed for shareholder approval are similar in all material respects to the Original Sub-Advisory Agreement for the European Equity Fund. The only differences between the two are their effective dates and termination provisions. CSAM U.K. will continue to serve as a sub-adviser to the European Equity Fund, subject to the supervision and direction of CSAM. The services provided by CSAM U.K. under the New Sub-Advisory Agreement will be identical to the services provided under the Original Sub-Advisory Agreement and to the services provided since April 18, 2000. Likewise, CSAM U.K.'s compensation for these services remains unchanged under the New Sub-Advisory Agreement.

                  Pursuant to the New Sub-Advisory Agreement, subject to the supervision and direction of the Board and CSAM, CSAM U.K. will assist CSAM in providing a continuous investment program for the European Equity Fund, including investment research and management with respect to securities, investments, cash and cash equivalents in the Fund's portfolio.

                  Under the New Sub-Advisory Agreement, the Sub-Adviser is entitled to investment advisory fees payable by CSAM (and not by the Fund) that are identical to those under the Original Sub-Advisory Agreement.

                  Finally, the New Sub-Advisory Agreement will run for an initial term of two years and annually thereafter so long as it is approved by a majority of the Directors of the European Equity Fund, including a majority of the Independent Directors. The New Sub-Advisory Agreement for the European Equity Fund is terminable at any time on 60 days' written notice without penalty by CSAM or by the Directors, by vote of a majority of the outstanding shares of the European Equity Fund, or upon 60 days' written notice by the Sub-Adviser. The New Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

BOARD DELIBERATIONS

                  In approving the European Equity Fund's New Sub-Advisory Agreement, the Board of the European Equity Fund is required to act solely in the best interests of the European Equity Fund and the European Equity Fund's shareholders in evaluating the terms of the Agreement. The Board is required to judge the terms of the arrangement in light of those that would be reached as a result of arm's-length bargaining.

                  At the December 12, 2002 Board meeting, the Directors of the European Equity Fund considered the similarity of the New Sub-Advisory Agreement to the Original Sub-Advisory Agreement for the European Equity Fund and the fact that the Board had intended to continue the Original Sub-Advisory Agreement in November 2000 and again in November 2001. In determining whether or not it was appropriate to approve the New Sub-Advisory Agreement and to recommend approval to shareholders, the Directors considered various materials including information relating to the following factors: (i) the extent and quality of sub-advisory services the European Equity Fund will receive for the advisory fee payable under the Agreement; (ii) comparative information on the net asset value, yield and total return per share of the European Equity Fund with those of other funds with comparable investment objectives and size; and (iii) other factors deemed relevant by the Board. After considering these factors, the Directors, including all of the Independent Directors, approved the New Sub-Advisory Agreement for the European Equity Fund.

INFORMATION ABOUT THE SUB-ADVISER

                  Information about the Sub-Adviser, its managers and principal executive officers, including those who are also officers of the European Equity Fund, the Sub-Adviser's investment company clients, the European Equity Fund's brokerage policies and the officers of the Sub-Adviser are presented in Exhibit C.

REQUIRED VOTE

                  Approval of Proposal 3(b) for the European Equity Fund requires the vote of a "majority of the outstanding voting securities" entitled to vote on the proposal, as defined in the 1940 Act, of the European Equity Fund, which means the vote of 67% or more of the voting securities of the European Equity Fund entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the proposal, whichever is less.

                  THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND VOTE "FOR" APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.


  PROPOSAL 3(c) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND, APPROVAL OF THE RETENTION OR PAYMENT OF FEES PAID OR PAYABLE TO THE ADVISER AND SUB-ADVISER

                  Despite the inadvertent expiration of the Original Advisory Agreement and Original Sub-Advisory Agreement on April 17, 2000, CSAM and CSAM U.K. each has continued to provide the European Equity Fund with uninterrupted investment advisory services called for under the Original Advisory Agreement and Original Sub-Advisory Agreement, respectively. From April 18, 2000 until October 1, 2002, the European Equity Fund has compensated the Adviser for its services in an amount equal to the percentage of the European Equity Fund's average daily net assets stated in the Original Advisory Agreement and CSAM was required to pay a sub-advisory fee to CSAM U.K. Since October 1, 2002, following the discovery of the invalidity of the Original Advisory Agreement, the fees payable to the Adviser have been retained by the European Equity Fund pending the resolution of this matter. During this same period the Adviser has also continued to honor its expense limitation commitments to the European Equity Fund. Through September 2002, the European Equity Fund, its Board of Directors and the Adviser were unaware that the Original Advisory Agreement had expired due to the administrative error described above, and so the European Equity Fund's payments of the Adviser's fees were made under the belief that the Adviser's services were being performed according to a valid advisory agreement.

                  For the period April 18, 2000 through December 31, 2002, the investment advisory fees paid or payable by the European Equity Fund, and applicable fee waivers and/or reimbursements, were as follows:

                                           Fees Paid or Payable
                                           (After Waivers and
                     Fund                      Reimbursements)             Waivers            Reimbursements
----------------------------------         --------------------           ----------          --------------
European Equity Fund                             $       0                $  407,632            $   186,616

                  During this same period, CSAM paid CSAM U.K. $0.

                  The Adviser, and to the extent fees were paid or payable to CSAM U.K., relying on equitable principles, sought Board approval to allow the Adviser to avoid an economic burden and retain all payments, and be paid all unpaid amounts, as compensation for services provided, and to be provided, since April 18, 2000 through the effective date of the New Advisory Agreement. In granting their unanimous approval, the Directors, who were represented by independent counsel (as defined in the 1940 Act) who reviewed the legal issues presented to the Board in connection with the termination of the European Equity Fund's advisory and sub-advisory agreements, considered the nature of the continuing relationship between the Adviser and the European Equity Fund, the Adviser's willingness to subsidize the European Equity Fund's operations, and the nature and the quality of the services it and CSAM U.K. have performed for the European Equity Fund since April 18, 2000. The Directors also considered that:

     o the 1940 Act permits a court to enforce a contract that otherwise violates the 1940 Act or rules thereunder should the court determine that such enforcement would produce a more equitable result than non-enforcement and would not be inconsistent with the underlying purposes of the 1940 Act;

     o the European Equity Fund and their shareholders have experienced no economic harm during the applicable period as a result of the inadvertent termination of the Original Advisory Agreement, and the amounts that were paid and are payable would have been no more than what the European Equity Fund would have paid had the Original Advisory Agreement and Original Sub-Advisory Agreement remained in effect;

     o but for failing to meet the technical requirements of the 1940 Act, the Board had intended that the Original Advisory Agreement and the Original Sub-Advisory Agreement continue uninterrupted since April 2000;

     o the Adviser has agreed to pay for the costs of soliciting shareholder approval of the New Advisory Agreement and the New Sub-Advisory Agreement and the ratification of the retention of fees paid or payable to CSAM and CSAM U.K.; and

     o should Board or shareholder approval be withheld, the Adviser could seek to retain some or all of these payments (and be paid some or all of the unpaid amounts) through legal action on the grounds that it would be unjust to withhold payments for services rendered under the Original Advisory Agreement and the Original Sub-Advisory Agreement, the unintended lapse of which had resulted from a simple administrative error.

REQUIRED VOTE

                  Having been advised of the equitable standard to be applied under Section 47(b) of the 1940 Act should the European Equity Fund seek to rescind the terminated contracts and the costs likely to be involved in such litigation and having considered the absence of harm to the European Equity Fund shareholders and the windfall that would result to shareholders from a rescission of the terminated contracts, the Board of the European Equity Fund unanimously approved the Adviser's request that CSAM and CSAM U.K. be permitted to retain all fees paid, and all fees payable, to them since April 18, 2000 through the effective date of the New Advisory Agreement and the New Sub-Advisory Agreement, respectively. The Board of the European Equity Fund then determined to submit the matter for approval by the European Equity Fund's shareholders. Approval of Proposal 3(b) requires the vote of a majority of the shares of the European Equity Fund voting on the Proposal, voted in person or by proxy at the Special Meeting.

   THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT DIRECTORS,
    UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE EUROPEAN EQUITY FUND VOTE "FOR" APPROVAL OF THE PAYMENT OF ALL FEES PAID AND PAYABLE TO THE ADVISER AND
                  THE SUB-ADVISER DURING THE APPLICABLE PERIOD.
   PROPOSAL 4 - FOR THE SHAREHOLDERS OF THE INTERNATIONAL FUND: TO APPROVE AN
       AMENDED DISTRIBUTION PLAN FOR EACH CLASS OF THE INTERNATIONAL FUND

                  Shareholders of each class of the International Fund are being asked to approve the amended distribution plans for the International Fund pursuant to Rule 12b-1 under the 1940 Act, as follows (each a "Proposed Distribution Plan," together the "Proposed Distribution Plans"):

---------------------------------------- -------------------------------------- --------------------------------------
                                           NAME OF THE PROPOSED DISTRIBUTION
         APPLICABLE FUND/CLASS                           PLAN                      APPROVAL BY THE APPLICABLE CLASS
---------------------------------------- -------------------------------------- --------------------------------------
International Fund/Class A               Plan of Distribution Pursuant to       Class A shareholders and Class B
                                         Rule 12b-1 - Class A Shares            shareholders,*
                                                                                voting separately
---------------------------------------- -------------------------------------- --------------------------------------
International Fund/Class B               Plan of Distribution Pursuant to       Class B shareholders
                                         Rule 12b-1 - Class B Shares
---------------------------------------- -------------------------------------- --------------------------------------
International Fund/Class C               Plan of Distribution Pursuant to       Class C shareholders
                                         Rule 12b-1 - Class C Shares
---------------------------------------- -------------------------------------- --------------------------------------
International Fund/Common Class          Shareholder Servicing and              Common Class shareholders
                                         Distribution Plan
---------------------------------------- -------------------------------------- --------------------------------------

                  *Class B shareholders of the International Fund are entitled to vote, as a separate class, on the Proposed Distribution Plan for the Class A shares because their shares will convert to Class A shares if they are held for certain periods of time. If Proposal 4 is not approved by the Class A shareholders of the Fund, the Board will reevaluate the matter and consider alternatives. If the proposal is approved by Class A shareholders but not by Class B shareholders, the International Fund may elect to establish a new class which provides the Class B shareholders with substantially the same terms as the current Class A.

                  The Board, including a majority of the Independent Directors (each of whom have no direct or indirect financial interest in the operation of the Proposed Distribution Plans or any agreements related to the Plans), unanimously approved the Proposed Distribution Plans on December 12, 2002, subject to the approval of the holders of shares of the applicable classes of the International Fund. The Proposed Distribution Plans will be essentially identical to the plans that were adopted by the shareholders on the dates listed below except that the existing plans are "reimbursement"-type plans while the Proposed Distribution Plans are "compensation"-type plans (as discussed in more detail below). Forms of the Proposed Distribution Plans are attached as Exhibit F-1, F-2, F-3 and F-4 respectively.

CURRENT DISTRIBUTION PLANS

                  The International Fund has adopted a "reimbursement"-type of distribution plan pursuant to Rule 12b-1 under the 1940 Act, with respect to each class of shares. Payment may be made by the International Fund under each distribution plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of shares of the International Fund. Under each such reimbursement plan, the International Fund agrees to reimburse the distributor, CSAMSI, for eligible expenses, subject to the following maximum amounts (the dates the shareholders adopted the plans and the dates of the last amendment, if any, are listed in parenthesis):

------------------------------------ --------------------- ------------------ --------------------- --------------------
               FUND                      COMMON CLASS          CLASS A*             CLASS B               CLASS C
------------------------------------ --------------------- ------------------ --------------------- --------------------
International Fund                           .25%                  .50%              1.00%                 1.00%
                                                                 (9/8/95)           (9/8/95)              (2/28/00)
------------------------------------ --------------------- ------------------ --------------------- --------------------

* A fee of 0.25% is currently being charged. This fee can be increased by Board action, without the necessity of shareholder approval. CSAMSI is not seeking such an increase.

For the most recent fiscal year, the International Fund paid the following amounts to CSAMSI pursuant to each distribution plan:

----------------------------------- --------------------- ------------------- ----------------- ----------------------
               FUND                     COMMON CLASS           CLASS A            CLASS B              CLASS C
----------------------------------- --------------------- ------------------- ----------------- ----------------------
International Fund                           $363               $32,607            $24,572               $2,043
----------------------------------- --------------------- ------------------- ----------------- ----------------------

                  The amount of fees and expenses the International Fund actually has paid under its Plan during its most recent fiscal year, as well as the amount of fees and expenses that the International Fund would have paid if the Proposed Distribution Plan had been in effect for the last fiscal year, are shown below. All payments have been, or would be, made to CSAMSI.


                  FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002.

Annual Fund Operating Expenses
-------------------------------
(as a percentage of average net
assets)
                                                              International Fund
                      ---------------------------------------------------------------------------------------------------
                           Common Class                Class A                  Class B                  Class C
                      ------------------------ ------------------------ ------------------------ ------------------------
                      Actual 2002  Pro Forma   Actual 2002  Pro Forma   Actual 2002  Pro Forma   Actual 2002  Pro Forma
                      ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Management fee           1.00%        1.00%       1.00%        1.00%       1.00%        1.00%       1.00%        1.00%

Service/distribution
(12b-1)
  fees                   0.25%        0.25%       0.25%        0.25%       1.00%        1.00%       1.00%        1.00%

Other expenses           1.53%        1.53%       1.39%        1.39%       1.48%        1.48%       1.54%        1.54%
                      ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------

Total annual fund
operating
   expenses*             2.78%        2.78%       2.64%        2.64%       3.48%        3.48%       3.54%        3.54%
                      ============ =========== ============ =========== ============ =========== ============ ===========

Expenses after Waivers and Reimbursements
                                                              International Fund
                      ---------------------------------------------------------------------------------------------------
                           Common Class                Class A                  Class B                  Class C
                      ------------------------ ------------------------ ------------------------ ------------------------
                        Actual     Pro Forma     Actual     Pro Forma     Actual     Pro Forma     Actual     Pro Forma
                      ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------
Management fee          0.34%        0.34%       0.34%        0.34%       0.34%        0.34%       0.34%        0.34%

Service/distribution
(12b-1)
  fees                  0.25%        0.25%       0.25%        0.25%       1.00%        1.00%       1.00%        1.00%


                                       48

Other expenses          1.39%        1.39%       1.39%        1.39%       1.39%        1.39%       1.39%        1.39%
                      ------------ ----------- ------------ ----------- ------------ ----------- ------------ -----------

Total annual fund
operating
   expenses*            1.98%        1.98%       1.98%        1.98%       2.73%        2.73%       2.73%        2.73%
                      ============ =========== ============ =========== ============ =========== ============ ===========

                  The Example below shows the effect of the Proposed Distribution Plans on expenses of the International Fund. The Example assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return, paid the maximum applicable sales charges and closed your account at the end of each of the time periods shown and that the expense ratios are as listed above (before any expense waivers or reimbursements). For Class B shares, the Example also assumes the automatic conversion to Class A shares after eight years.

INTERNATIONAL FUND
                                     Class A      Class B (redemption                 Class C (redemption
                               (with or without      at the end of        Class B         at the end of          Class C
               Common Class       redemption)          period)        (no redemption)       period)          (no redemption)
              ---------------  ----------------   ------------------- --------------- --------------------   ---------------
              Actual   Pro      Actual   Pro       Actual   Pro       Actual   Pro       Actual   Pro         Actual   Pro
               2002    Forma     2002    Forma     2002     Forma     2002     Forma     2002     Forma       2002     Forma
              ------   ------   ------   ------    ------   ------    ------   ------    ------   ------      ------   -----
Year 1        $  281   $  281   $  827   $  827    $  751   $  751    $  351   $  351    $  457   $  457      $  357   $  357

Year 3        $  862   $  862   $1,348   $1,348    $1,268   $1,268    $1,068   $1,068    $1,085   $1,085      $1,085   $1,085

Year 5        $1,469   $1,469   $1,895   $1,855    $1,807   $1,807    $1,807   $1,807    $1,836   $1,836      $1,836   $1,836

Year 10       $3,109   $3,109   $3,377   $3,377    $3,569   $3,569    $3,569   $3,569    $3,809   $3,809      $3,809   $3,809

PROPOSED DISTRIBUTION PLANS

                  The terms of the Proposed Distribution Plans approved by the Board pursuant to Rule 12b-1 and proposed for shareholder approval are similar in all material respects to the Current Distribution Plans except that they are "compensation"-type plans. Under the Proposed Distribution Plans, the annual level of payment is fixed in advance, regardless of whether CSAMSI incurs more or less expenses than the fixed level. By converting to a compensation plan, CSAMSI will be able to charge the maximum amount on an ongoing basis, which will have the effect of smoothing out fluctuations in distribution-related expenses payable by the International Fund. It will also promote administrative efficiency in the Credit Suisse Fund family, since all other funds in the complex have compensation-type 12b-1 plans. Under the Proposed Distribution Plans, to the extent that expenses are below the maximum amount, then CSAMSI would profit under a compensation plan, and to the extent that the International Fund's distribution expenses exceed amounts payable under the proposed compensation plans, CSAMSI would incur a loss. [Currently, CSAMSI incurs more expenses than the maximum amount for each class of the International Fund.] If the International Fund adopts the Proposed Distribution Plans, under the current expense levels, CSAMSI would continue to lose money on each class of the International Fund.

                  The Proposed Distribution Plans will continue in effect as to the International Fund from year to year if specifically approved annually (a) by the majority of the International Fund's outstanding voting shares or by the Board of Directors and (b) by the vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plans. While a Plan remains in effect, CSAMSI shall prepare and furnish to the Board of Directors a written report setting forth the amounts spent by the International Fund under the Distribution Plan and the purposes for which such expenditures were made. A Proposed Distribution Plan may not be amended to materially increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Distribution Plan must be approved by the Board and by the Independent Directors who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called specifically for that purpose.

BOARD DELIBERATIONS

                  In approving each Proposed Distribution Plan and in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Directors, including the Independent Directors (each of whom has no direct or indirect financial interest in the operation of the Proposed Distribution Plans) or in any agreements related to the Distribution Plan, considered various factors, including (i) whether the Distribution Plan will result or has resulted in a benefit to the International Fund's shareholders by resolving or alleviating existing problems or circumstances of the International Fund, (ii) the merits of alternative distribution methods, (iii) the interrelationship between the

Distribution Plan and the activities of other persons financing the distribution of the International Fund shares and (iv) the extent to which third parties may benefit from the Distribution Plan and how these benefits compare to the benefits experienced by the International Fund from the Distribution Plan. Based on these and other factors, the Board determined that there is a reasonable likelihood that each Proposed Distribution Plan will benefit each class of the International Fund and its shareholders.

REQUIRED VOTE

                  Approval of Proposal 4 requires the vote of a "majority of the outstanding voting securities" of each class of the International Fund entitled to vote on the Proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities of each such class entitled to vote on the Proposal that are present at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the Proposal, whichever is less.

                  THE BOARD OF THE INTERNATIONAL FUND, INCLUDING THE INDEPENDENT DIRECTORS (EACH OF WHOM HAS NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PROPOSED DISTRIBUTION PLAN OR IN ANY AGREEMENTS RELATED TO THE PLANS), UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PROPOSED DISTRIBUTION PLAN.


     PROPOSAL 5 - TO MODIFY AND/OR ELIMINATE CERTAIN INVESTMENT RESTRICTIONS

                  Each Acquired Fund has adopted certain investment restrictions or policies that are "fundamental," meaning that as a matter of law they cannot be changed without shareholder approval. Over time, the Acquired Funds have adopted fundamental restrictions to reflect certain regulatory, business or industry conditions. Changes in applicable law now permit investment companies like the Acquired Funds to remove certain of these restrictions. Investment companies, however, are required to have fundamental investment restrictions on the topics addressed in Proposals 5A-5F.

                  Each of the Acquired Funds' Boards, together with the Acquired Funds' officers and CSAM, have reviewed each of the Acquired Funds' current fundamental restrictions and have concluded that certain restrictions should be removed or revised based on the development of new practices and changes in applicable law and to facilitate administration of the Acquired Funds. At the Special Meeting, shareholders will be asked to approve the revised restrictions.

                  The revised restrictions maintain important investor protections while providing flexibility to respond to changing markets, new investment opportunities and future changes in applicable law. The proposed modifications are expected to facilitate the management of the Acquired Funds' assets and simplify the process of monitoring compliance with investment restrictions. The revised restrictions will be the standard form for new funds in the Fund Complex.

                  The revised restrictions do not affect the investment objectives of the Acquired Funds, which remain unchanged. The Acquired Funds will continue to be managed in accordance with the investment restrictions described in their Prospectuses, Statements of Additional Information and in accordance with Federal law. The revised restrictions would give the Acquired Funds an increased ability to engage in certain activities. The Directors may consider and adopt such non-fundamental investment restrictions for the Acquired Funds as they determine to be appropriate and in the shareholders' best interests. Except where indicated below, the proposed modifications are not expected to significantly affect the manner in which the Acquired Funds are managed, the investment programs of the Acquired Funds or the investment performance of the Acquired Funds. The Boards do not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with an investment in either of the Acquired Funds, except where indicated below.

                  The Boards unanimously recommend that shareholders vote to amend or remove each Acquired Fund's fundamental investment restrictions as discussed below. If a proposal affects only one Acquired Fund, the Acquired Fund affected by the proposed changes are listed in italics at the beginning of each section. Each section sets out the fundamental investment restrictions that will apply to each Acquired Fund if shareholders of that Acquired Fund approve the proposal. To be approved for an Acquired Fund, a proposal must receive the vote of a "majority of the outstanding voting securities" of the Acquired Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Acquired Fund entitled to vote on the proposal, whichever is less. If any proposal is not approved for an Acquired Fund, then the Acquired Fund's existing fundamental restriction on that topic will remain in effect, although the Boards may take other appropriate action, including resoliciting shareholders. If shareholders approve the following changes to the fundamental investment restrictions of an Acquired Fund, such changes will become effective as of June 1, 2003.

      PROPOSAL NO. 5-A: TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON
                                BORROWING MONEY

                  If shareholders of an Acquired Fund approve Proposal 5-A, each of the Acquired Fund's current fundamental investment restriction on borrowing money would be modified to read as follows:

                  "The Fund may not borrow money, except to the extent permitted under the 1940 Act."

                  Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may borrow money. Under the 1940 Act, a fund may borrow money from a bank for any purpose up to 33-1/3% of its total assets. Currently, the International Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. The International Fund may also engage in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund pursuant to the fund's agreement to repurchase the securities at an agreed upon date and price, which typically reflects the current market rate of interest.

                  Under its current fundamental policy, the European Equity Fund may borrow money from banks for temporary or emergency purposes provided that such borrowing does not exceed 30% of the European Equity Fund's total assets. For purposes of this restriction, the entry into options, futures contracts and options on futures do not constitute borrowing. The European Equity Fund also has a non-fundamental restriction limiting the ability to purchase securities while borrowings in excess of 5% of the European Equity Fund's assets are outstanding.

                  The proposed modifications would: (1) permit borrowings of up to 33-1/3% of total assets; (2) permit the use of reverse repurchase agreements or dollar rolls; (3) remove the restrictions that allow borrowings to be made only from banks (the 1940 Act currently allows a fund to borrow any amount in excess of 5% of its total assets only from banks; however, the SEC has permitted some mutual funds to borrow from other funds, although there is no assurance that the SEC would grant the Credit Suisse Funds such permission, and other possibilities may develop as the financial services industry continues to evolve); and (4) remove the restrictions that limit the purchase of securities when loans are outstanding.

                  For example, removing the fundamental investment restrictions on purchasing securities when borrowings are greater than 5% of a Fund's assets will enhance the Acquired Funds' flexibility in emergency situations. To the extent an Acquired Fund borrows money, positive or negative performance by the Acquired Fund's investments may be magnified.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-A.
  PROPOSAL NO. 5-B: TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON LENDING

                  If shareholders of an Acquired Fund approve Proposal 5-B, the Acquired Fund's current fundamental investment restriction on lending would be modified to read as follows:

                  "The Fund may not make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act."

                  Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may lend. Under its current fundamental restriction, the International Fund may not make loans, except that the International Fund may purchase or hold fixed-income securities, purchase securities subject to repurchase agreements, or may lend fund securities providing that the aggregate value of the securities loaned by the International Fund shall not exceed 25% of the value of its total assets or A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller at an agreed upon date, at a price that generally depends on current interest rates. The 1940 Act treats these agreements as loans.

                  Under its current fundamental restriction, the European Equity Fund may not make loans except that the European Equity Fund may purchase or hold fixed-income securities, lend portfolio securities, invest in loan participations and enter into repurchase agreements in accordance with its investment objectives, policies and limitations.

                  The new restriction would allow the Acquired Funds to lend to the full extent permitted under the 1940 Act. SEC staff interpretations of the 1940 Act generally prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-B.
             PROPOSAL NO. 5-C: TO MODIFY THE FUNDAMENTAL INVESTMENT
                     RESTRICTION ON REAL ESTATE INVESTMENTS

                  If shareholders of an Acquired Fund approve Proposal 5-C, the Acquired Funds' current fundamental investment restriction on real estate investments would be modified to read as follows:

                  "The Fund may not purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts."

                  Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may engage in the purchase and sale of real estate. Under its current fundamental restriction, the International Fund may not purchase or sell real estate, except that the International Fund may invest in money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interest therein.

                  Under its current fundamental restriction, the European Equity Fund may not purchase or sell real estate, except that the European Equity Fund may invest in securities secured by real estate mortgages or interests therein.

                  The proposed new restriction would: (1) preserve the ability to invest in all real estate-related securities and companies whose business consists in whole or in part of investing in real estate (provided that the investment is otherwise consistent with an Acquired Fund's investment program); and (2) clarify the Acquired Funds' ability to invest in real estate investment trusts. As a result of exercising its rights attached to real estate-related securities, an Acquired Fund could eventually own an interest in real property. If this occurs, the Acquired Fund would dispose of the property as soon as practicable, consistent with the Acquired Fund's best interests.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-C.
      PROPOSAL NO. 5-D: TO REMOVE THE FUNDAMENTAL INVESTMENT RESTRICTION ON
                  INVESTMENTS IN OIL, GAS AND MINERAL PROGRAMS

                   If shareholders of an Acquired Fund approve Proposal 5-D, the Acquired Funds' current fundamental investment restriction on investments in oil, gas and mineral programs would be removed.
                  Discussion of Proposed Modifications. There is no Federal requirement that the Acquired Funds have a fundamental investment restriction on oil, gas and mineral investments. In order to maximize each Acquired Fund's investment flexibility, the Boards propose that each Acquired Fund's restriction on oil, gas, and mineral investments be removed.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-D.
  PROPOSAL NO. 5-E: TO THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: TO REMOVE
          THE FUNDAMENTAL INVESTMENT RESTRICTION ON MARGIN TRANSACTIONS

                  If shareholders of the European Equity Fund approve Proposal 5-E, the European Equity Fund's current fundamental investment restriction on margin transactions would be removed. The Board could adopt a non-fundamental investment restriction on margin transactions in the future that could be modified without shareholder approval.

                  Discussion of Proposed Modifications. The European Equity Fund is not required to have a fundamental investment restriction on margin transactions. Margin transactions involve the purchase of securities with money borrowed from a broker or elsewhere. Currently, the European Equity Fund has a fundamental investment restriction that prohibits margin transactions, except where, for example, borrowing is necessary for the clearance of transactions or the margin transaction involves the use of futures and other financial instruments. The proposed modifications would give the European Equity Fund greater flexibility to operate consistent with the 1940 Act and relevant SEC rules and interpretation.

          THE BOARD OF THE EUROPEAN EQUITY FUND UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-E.
   PROPOSAL NO. 5-F: TO THE SHAREHOLDERS OF THE INTERNATIONAL FUND: TO REMOVE
              THE FUNDAMENTAL INVESTMENT RESTRICTION ON SHORT SALES

                  If shareholders of the International Fund approve Proposal 5-F, the International Fund's current fundamental investment restriction on short sales would be removed and the Board may adopt a non-fundamental investment restriction on short sales that, in the future, could be modified without shareholder approval.

                  Discussion of Proposed Modifications. The International Fund is not required to have a fundamental investment restriction on short sales of securities. Typically, in a short sale, an investor borrows a security from a lender, sells that security to a third party, and is obligated to return an identical security to the lender. The obligation to return an identical security to the lender involves the risk that the price of the securities that the borrower is obligated to purchase (and then return to the lender) may be higher than the price the borrower received for the sale of the securities. Currently, the International Fund has a fundamental investment restriction that prohibits short sales except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the International Fund's total assets and the International Fund's aggregate short sales of a particular class or securities does not exceed 25% of the then outstanding securities of that class.

           THE BOARD OF THE INTERNATIONAL FUND UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-F.

   PROPOSAL 6 - TO CHANGE THE INVESTMENT OBJECTIVE OF THE ACQUIRED FUNDS FROM
                         FUNDAMENTAL TO NON-FUNDAMENTAL

                  Every registered investment company is required to state its investment objective, i.e., the goal of its investment program, in its prospectus. There is no requirement that a fund's investment objective be fundamental, but most funds, including the Acquired Funds, have stated that their investment objectives are fundamental. The Boards of the Acquired Funds have approved a proposal to make each Acquired Fund's investment objective non-fundamental.

                  If approved by shareholders, this change would mean that the Board would be able to change an Acquired Funds' investment objective in the future without further approval by shareholders. This change would enhance an Acquired Fund's flexibility by allowing a Board to more easily alter an Acquired Fund's investment objective when the Board believes it is in the best interests of shareholders or when necessary to comply with possible future regulatory changes. Acquired Fund shareholders would receive prior notice of any change to an Acquired Fund's investment objective. The Boards have no current intention of changing any Acquired Fund's investment objective.

                  To be approved for an Acquired Fund, this Proposal must receive the vote of a "majority of the outstanding voting securities" of the Acquired Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Acquired Fund entitled to vote on the proposal, whichever is less. If this Proposal is not approved for an Acquired Fund, then that Acquired Fund's investment objective will remain fundamental. The Board of the Acquired Fund would consider any other appropriate action, including resoliciting shareholder approval of the change.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                         THAT YOU VOTE "FOR" PROPOSAL 6.

INFORMATION ON THE ACQUIRED FUNDS' INDEPENDENT ACCOUNTANTS

                  The Board of the Acquired Funds have selected PricewaterhouseCoopers LLP ("PwC") as the independent accountants for the current fiscal year. PwC has been the independent accountants of the European Equity Fund since its inception. PwC became independant accountants of the International Fund in September 2001. PwC has informed the Audit Committees for each of the Acquired Funds that it has no material direct or indirect financial interest in the Acquired Funds. In the opinion of the Audit Committees, the services provided by PwC are compatible with maintaining its independence.

                  Representatives of PwC are not expected to be present at the Special Meeting but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

                  Ernst & Young LLP ("Ernst & Young") served as independent accountants for the International Fund until September 5, 2001. Ernst & Young resigned as independent accountants effective as of September 5, 2001. Ernst & Young's reports on the financial statements for the years immediately preceding their resignation contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years immediately preceding Ernst & Young's resignation, there were no disagreements with such accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.



AUDIT FEES

                 The aggregate fees billed by PwC for professional services rendered for the audit of the European Equity Fund's and the International Fund's annual financial statements for the most recent fiscal year and the review of the financial statements included in the European Equity Fund's and International Fund's most recent annual report to shareholders were $19,000 for each fund. This fee relates to two funds in the Credit Suisse family of funds of approximately 50 funds. Total audit fees for all funds in the Credit Suisse family of funds, including the Acquired Funds, are approximately $892,000.



FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES

                  No fees were billed by PwC for each of Acquired Fund's most recent fiscal year for professional services rendered to the Acquired Funds in connection with Financial Information Systems Design and Implementation Fees.

                  For financial information systems design and implementation services provided to all entities controlling, controlled by or under common control with CSAM that provide services to the Acquired Funds. PwC billed $5,100,000. These fees represent fees paid by Credit Suisse First Boston (CSFB) to PwC Consulting in connection with the worldwide implementation of PeopleSoft. Effective September 30, 2002 PricewaterhouseCoopers LLP (PWC) sold PwC Consulting to IBM Corporation and effective on that date PwC and PwC Consulting became two separate entities.



ALL OTHER FEES

                  For other services provided to the European Equity Fund and the International Fund, PwC billed $5,000 and $5,000 in fees, respectively for each of the Acquired Funds' most recent fiscal year.

                  For other services provided to CSAM and all other entities controlling, controlled by, or under common control with CSAM that provide services to the European Equity Fund and the International Fund, PwC billed $ and $_______ in fees, respectively for the year ended December 31, 2002.

                             ADDITIONAL INFORMATION

                  The Acquiring Fund and the Acquired Funds are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 233 Broadway, New York, New York. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION

                  This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of each of the Acquired Funds to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1:00 p.m. on April 11, 2003, at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Funds on or about February 21, 2003. Only shareholders of record as of the close of business on February 7, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of _________ __, 200[3], the European Equity Fund had the following shares outstanding and entitled to vote: ___________ Common Class shares and __________ Class A shares. As of the Record Date, the International Fund had the following shares outstanding and entitled to vote: ________ Common Class shares, ______ Class A shares, ______ Class B shares, and ______ Class C shares. The holders of one-third of the outstanding shares of the European Equity Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the European Equity Fund. The holders of a majority of the outstanding shares of the International Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the International Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. Abstentions and broker non-votes will have the effect of a "no" vote for Proposals 3(a), 4, 5 and 6, which require the approval of a specified percentage of the outstanding shares of the relevant Acquired Fund, if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the relevant Acquired Fund. Abstentions and broker non-votes will not constitute "yes" or "no" votes, and will be disregarded in determining the voting securities "present" if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the relevant Acquired Fund present at the Special Meeting with respect to Proposals 3(a), 4, 5 and 6 Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on the vote for Proposals 1, 2, and 3(b) which require the approval of a (i) for Proposal 2, plurality of the shares of the relevant Acquired Fund, and (ii) for Proposals 1 and 3(b), a majority of the shares of the relevant Acquired Fund, voting at the Special Meeting.

                  Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the relevant Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Acquired Funds, 466 Lexington Avenue, New York, New York 10017-3140 or by voting in person at the Special Meeting.

                  CSAM has retained [Georgeson/D.F. King & Co.] to solicit proxies. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates. The expenses of each Acquisition, which are currently estimated to be $[_________] with respect to the European Equity Fund and $[__________] with respect to the International Fund, including the costs of the proxy solicitations relating to Proposals 1 and 3 and the preparation of enclosures to this Prospectus/Proxy Statement relating to Proposals 1 and 3 reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Funds and expenses incurred in connection with the preparation of the this Prospectus/Proxy Statement relating to Proposals 1 and 3 will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). Costs of preparing, printing and mailing the enclosed proxy, accompanying notice and all other costs in connection with the solicitation of proxies for Proposals 2, 4, 5, and 6 will be paid by the relevant Acquired Fund.

It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. Upon request, banks, brokerage houses and other institutions, nominees and fiduciaries may be reimbursed for their expenses in forwarding proxy materials to beneficial owners.

                  In the event that a quorum necessary to vote on any of the proposals at the Special Meeting is not present or sufficient votes to approve any proposal are not received prior to 1:00 p.m. on April 11, 2003, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to the relevant Plan which did not receive the vote necessary for its passage or to obtain a quorum. If there is represented a sufficient number of votes in favor, an act taken at the Special Meeting will be effective irrespective of any adjournments with respect to any other proposal. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the relevant Acquired Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Fund.

                  As of December 31, 2002, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Acquired Funds as set forth above under "Proposal
- Information About the Acquisition -- Share Ownership of the Funds." CSAM and its affiliates have advised the Acquired Fund that they intend to vote the shares over which they have voting power at the Special Meeting, including shares that are held directly or on behalf of employees, in the manner instructed by the customers or employees for which such shares are held.

                                 OTHER BUSINESS

                  The Boards of each of the Acquired Funds knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

                  The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisitions and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                        FINANCIAL STATEMENTS AND EXPERTS

                  The audited statement of assets and liabilities of the Acquiring Fund and the International Fund as of October 31, 2002, and the European Equity Fund as of August 31, 2002, including their respective schedules of portfolio investments, and the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund's share class has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants to each of the Funds, given on the authority of such firms as experts in accounting and auditing.

                              ADDITIONAL MATERIALS

                  The following additional materials, which have been incorporated by reference into the Statement of Additional Information, dated February __, 2003, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of the Acquired Funds requesting a copy of such Statement of Additional Information.

                  1. The current Statement of Additional Information for the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof.

                  2. The current Statement of Additional Information for the European Equity Fund, dated December 11, 2002.

                  3. The current Statement of Additional Information for the International Fund, dated February 28, 2003, as supplemented as of the date hereof.

                                  LEGAL MATTERS

                  Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, LLP as to certain matters under Maryland law and on an opinion by Richards, Layton & Finger, P.A. as to certain matters under Delaware law.

                                                                     Exhibit A-1

                      AGREEMENT AND PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _________, 2003, between and among Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), and Credit Suisse Opportunity Funds, a Delaware statutory business trust (the "Trust"), for and on behalf of its series, Credit Suisse International Fund (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

                  This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of the applicable class or classes of common stock (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

                  As the Acquired Fund is a series of the Trust, all parties to this Agreement acknowledge and accept that the Acquired Fund does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by the Acquired Fund in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, the Acquired Fund.

                  WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

                  WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

                  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                  1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund.

                  1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets

                                      A-1-1
as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each class of the Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and
(ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph
1.3. Such transactions shall take place at the closing provided for in paragraph
3.1 (the "Closing").

                  1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

                  (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

                  1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

                  1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired

                                     A-1-2

Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

                  1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

                  1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                  1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Acquired Fund is terminated.

                  2. Valuation

                  2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

                  2.2. The number of Class A, Class B, Class C and Class A Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Class A, Class B, Class C and Common Class shares, respectively, of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its respective Class A, Class B, Class C and Common Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A, Class B, Class C or Class A shares, respectively, of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

                  2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

                                     A-1-3

                  3. Closing and Closing Date

                  3.1. The Closing Date for the Reorganization shall be _________, 2003, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 10:00 a.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

                  3.2. State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

                  3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                  3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                  4. Representations and Warranties

                  4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Acquired Fund is a duly established series of the Trust; the Trust is a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

                  (b) The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission

                                     A-1-4

(the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

                  (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Agreement and Declaration of Trust or ByLaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

                  (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

                  (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as previously disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

                  (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations, and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at October 31, 2002 and for the period from October 31, 2001 to October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

                  (g) The Financial Highlights of the Acquired Fund for the period from the commencement of operations to October 31, 2000 have been audited by Ernst & Young, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund at such dates, and there are no known contingent liabilities therein;

                  (h) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection
(h), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or

                                     A-1-5
the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

                  (i) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

                  (k) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and, except as set forth in the Trust's Agreement and Declaration of Trust, non-assessable, by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

                  (l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

                  (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions

                                     A-1-6
contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                  (o) The current prospectuses and statements of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

                  (p) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

                  4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

                  (a) The Acquiring Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

                  (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) The current prospectuses and statements of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                                     A-1-7

                  (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

                  (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

                  (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

                  (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

                  (i) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

                  (j) At the date hereof, all issued and outstanding Acquiring Fund Shares of each class are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                  (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent

                                     A-1-8
conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

                  (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                  4.3. CSAM represents and warrants to the Acquiring Fund as follows: To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.

                  5. Covenants of the Acquired Fund and the Acquiring Fund

                  5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

                  5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

                  5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

                                     A-1-9

                  5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

                  5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                  5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                  5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

                  5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will

                                     A-1-10

(i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

                  5.9. CSAM agrees that the Acquiring Fund will succeed to all rights that the Trust has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

                  6. Conditions Precedent to Obligations of the Acquired Fund

                  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

                  6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

                  6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

                  6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Trust, covering the following points:

                  That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in

                                     A-1-11
respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund's Articles of Incorporation or By-Laws, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Fund is registered as an investment company under the 1940 Act and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement.

                  With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

                  In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                  6.4. The Board of Directors of the Acquiring Fund, including a majority of the directors who are not "interested persons" of the Acquiring Fund (as defined in the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions, and the Acquiring Fund shall have

                                     A-1-12
delivered to the Acquired Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

                  7. Conditions Precedent to Obligations of the Acquiring Fund

                  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

                  7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

                  7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

                  7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

                  That (a) the Trust is a validly existing business trust and in good standing under the laws of the State of Delaware and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Acquiring Fund is a duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Trust enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Agreement and Declaration of Trust or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Trust is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any

                                     A-1-13
court or governmental authority of the United States or the State of Delaware is required for the consummation by the Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  With respect to all matters of Delaware law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Richards, Layton & Finger and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Richards, Layton & Finger. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

                  In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                  7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933
Act and the applicable regulations thereunder; and

                  (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                  7.6. The Acquiring Fund shall have received from Ernst & Young a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that: in their opinion, the financial statements and financial highlights of the Acquired Fund as incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in

                                     A-1-14
all material respects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                  7.7. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

                  (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

                  (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                  7.8. The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

                  7.9. The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 2002.

                  7.10. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.7.

                  7.11. The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

                                     A-1-15

                  8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

                  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

                  8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

                  8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

                  8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                  8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for U.S. Federal income tax purposes:

                  (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c)

                                     A-1-16
except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

                  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                  9. Brokerage Fees and Expenses; Other Agreements

                  9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

                  9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby ; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and

                                     A-1-17
paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

                  9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

                  10. Entire Agreement; Survival of Warranties

                  10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

                  10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                  11. Termination

                  11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

                  11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Trust or the Acquired Fund, or their respective Trustees, Directors or officers, to the other party or parties.

                  12. Amendments

                  This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                  13. Notices

                  13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

                                     A-1-18

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

                  or to the Acquired Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

                  14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

                  14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                  14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                  14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

                  14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Fund, and on behalf of the Acquired Fund by an officer of the Trust, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, Trustees, officers or shareholders of the Acquiring Fund or the Trust are personally liable hereunder.

                                     A-1-19

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Director and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE OPPORTUNITY FUNDS,
For and on Behalf of CREDIT SUISSE INTERNATIONAL FUND

By:
   -----------------------------------------------------------------------------

Name:
Title:

Attestation By:
               -----------------------------------------------------------------

Name:
Title:


CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

By:
   -----------------------------------------------------------------------------

Name:
Title:

Attestation By:
               -----------------------------------------------------------------

Name:
Title:

Solely with respect to paragraphs 4.3, 5.9 and 9.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
   -----------------------------------------------------------------------------

Name:    Hal Liebes
Title:   Managing Director

Attestation By:
               -----------------------------------------------------------------

Name:    Gregory Bressler
Title:   Vice President

                                     A-1-20

                                                                     Exhibit A-2

                      AGREEMENT AND PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of ___________, 2003, between and among Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), Credit Suisse European Equity Fund, Inc., a Maryland corporation (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9, 9.2 and 9.3 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

                  This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A shares, as the case may be (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

                  WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

                  WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

                  NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                  1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund.

                  1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

                                      A-2-1

                  1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

                  (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

                  1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

                  1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as

                                      A-2-2
determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

                  1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

                  1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                  1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Acquired Fund is terminated.

                  2. Valuation

                  2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

                  2.2. The number of Shares of the Class A of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Common Class and Class A shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Common Class and Class A shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A shares of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

                  2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

                  3. Closing and Closing Date

                  3.1. The Closing Date for the Reorganization shall be _________, 2003, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 10:00 a.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

                  3.2. State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an

                                     A-2-3
authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

                  3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                  3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                  4. Representations and Warranties

                  4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Acquired Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

                  (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

                  (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

                  (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

                                     A-2-4

                  (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as previously disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

                  (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at August 31, 2002 and for the period from July 30, 1998 to August 31, 2002 have been audited by PricewaterhouseCoopers LLP (or one of its legacy firms), independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

                  (g) Since August 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

                  (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

                  (j) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as

                                     A-2-5
provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

                  (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (m) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                  (n) The current prospectuses and statements of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

                  (o) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or

                                     A-2-6
omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

                  4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

                  (a) The Acquiring Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

                  (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) The current prospectuses and statements of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

                  (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

                  (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this

                                     A-2-7
subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

                  (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

                  (i) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

                  (j) At the date hereof, all issued and outstanding Acquiring Fund Shares of each class are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares , nor is there outstanding any security convertible into any Acquiring Fund Shares;

                  (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

                  (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue

                                     A-2-8

Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                  4.3. CSAM represents and warrants to the Acquiring Fund as follows: To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.

                  5. Covenants of the Acquired Fund and the Acquiring Fund

                  5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

                  5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

                  5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

                  5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

                  5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                  5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                  5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such

                                     A-2-9
indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party Directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

                  5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

                  5.9. CSAM agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

                  6. Conditions Precedent to Obligations of the Acquired Fund

                  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

                  6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

                                     A-2-10

                  6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

                  6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

                  That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Fund is registered as an investment company under the 1940 Act and, to the knowledge of such counsel, its registration

                                     A-2-11
with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement.

                  With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP, and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

                  In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                  6.4. The Board of Directors of the Acquiring Fund, including a majority of the directors who are not "interested persons" of the Acquiring Fund (as defined in the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

                  7. Conditions Precedent to Obligations of the Acquiring Fund

                  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

                  7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

                  7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they

                                     A-2-12
may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

                  7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

                  That (a) the Acquired Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of

                                     A-2-13

Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

                  In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                  7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

                  (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                  7.6. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

                  (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

                  (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                  7.7. The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

                  7.8. The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 2002.

                                     A-2-14

                  7.9. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.6.

                  7.10. The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

                  8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

                  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

                  8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

                  8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

                  8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                                     A-2-15

                  8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for U.S. Federal income tax purposes:

                  (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

                  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                  8.6 (a) The approval of the receipt or retention of investment advisory fees paid or payable to CSAM from April 18, 2000 shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to each Fund; or

                      (b) the Board of Directors of the Acquired Fund has irrevocably waived any and all right it may have to seek rescission of the advisory contract between the Fund and CSAM dated December, 3, 1998 (the "Contract") or to recoup amounts paid or payable under the Contract, or

                                     A-2-16

                      (c) CSAM has irrevocably waived any and all right it may have to receive or retain amounts paid or payable under the Contract.

                  9. Brokerage Fees and Expenses; Other Agreements

                  9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

                  9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

                  9.3. (a) CSAM agrees to indemnify and hold harmless each person who at the time of execution of this Agreement is a director or officer of the Acquired Fund (a "CSAM Indemnified Party") from and against any and all direct and indirect liabilities, losses, claims, damages and expenses (including, without limitation, reasonable attorneys' fees) ("Losses") incurred by a CSAM Indemnified Party and that arise from or relate to the retention of investment advisory fees paid or payable to CSAM from April 18, 2000 until the Closing Date.

                  (b) CSAM's agreement to indemnify the CSAM Indemnified Parties pursuant to this paragraph 9.3 is expressly conditioned upon CSAM's being promptly notified of any action or claim brought against any such party after the CSAM Indemnified Party receives notice of the action. The failure of the CSAM Indemnified Party to notify CSAM shall not relieve CSAM from any liability that CSAM may have otherwise than on account of this indemnification agreement.

                  (c) In case any action or claim shall be brought against any CSAM Indemnified Party and it shall timely notify CSAM of the commencement thereof, CSAM shall be entitled to participate in, and, to the extent that it shall wish to do so, to assume the defense thereof with counsel satisfactory to it. If CSAM opts to assume the defense of such action, CSAM will not be liable to the CSAM Indemnified Party for any legal or other expenses

                                     A-2-17
subsequently incurred by the CSAM Indemnified Party in connection with the defense thereof other than (1) reasonable costs of investigation or the furnishing of documents or witnesses and (2) all reasonable fees and expenses of separate counsel to such CSAM Indemnified Party if the CSAM Indemnified Party shall have concluded reasonably that representation of CSAM and the CSAM Indemnified Party by the same counsel would be inappropriate due to actual or potential differing interests between them in the conduct of the defense of such action.

                  9.4. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

                  10. Entire Agreement; Survival of Warranties

                  10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

                  10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                  11. Termination

                  11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

                  11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquiring Fund or the Acquired Fund, or their respective Directors or officers, to the other party or parties.

                  12. Amendments

                  This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                     A-2-18

                  13. Notices

                  13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.


                  or to the Acquired Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

                  14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

                  14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                  14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                  14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

                  14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Fund and on behalf of the Acquired Fund by an officer of the Acquired Fund, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, officers or shareholders of the Acquiring Fund or the Acquired Fund are personally liable hereunder.

                                     A-2-19

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Director and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

By:
   -----------------------------------------------------------------------------

Name:
Title:

Attestation By:
               -----------------------------------------------------------------

Name:
Title:


CREDIT SUISSE EUROPEAN EQUITY FUND, INC.

By:
   -----------------------------------------------------------------------------

Name:
Title:

Attestation By:
               -----------------------------------------------------------------

Name:
Title:

Solely with respect to paragraphs 4.3, 5.9, 9.2 and 9.3 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
   -----------------------------------------------------------------------------

Name:
Title:

Attestation By:
               -----------------------------------------------------------------
Name:
Title:

                                     A-2-20

                                                                       Exhibit B

                                      FORM

                                       OF

                       CSAM INVESTMENT ADVISORY AGREEMENT



                                ___________, 2003



Credit Suisse Asset Management, LLC
466 Lexington Avenue
16th Floor
New York, New York  10017

Dear Sirs:

                  Credit Suisse ________________ Fund, Inc. (the "Fund"), a corporation organized and existing under the laws of the State of Maryland, herewith confirms its agreement with Credit Suisse Asset Management, LLC (the "Adviser") as follows:

          1.      Investment Description; Appointment

                  The Fund desires to employ the capital of the Fund by investing and reinvesting in investments of the kind and in accordance with the limitations specified in its Articles of Incorporation, as may be amended from time to time, and in the Fund's Prospectus(es) and Statement(s) of Additional Information as from time to time in effect (the "Prospectus" and "SAI," respectively), and in such manner and to such extent as may from time to time be approved by the Board of Directors of the Fund. Copies of the Fund's Prospectus and SAI have been or will be submitted to the Adviser. The Fund desires to employ and hereby appoints the Adviser to act as investment adviser to the Fund. The Adviser accepts the appointment and agrees to furnish the services for the compensation set forth below.

         2.       Services as Investment Adviser

                  Subject to the supervision and direction of the Board of Directors of the Fund, the Adviser will (a) act in strict conformity with the Fund's Articles of Incorporation, the Investment Company Act of 1940 (the "1940 Act") and the Investment Advisers Act of 1940, as the same may from time to time be amended (the "Advisers Act"), (b) manage the Fund's assets in accordance with the Fund's investment objective and policies as stated in the Fund's Prospectus and SAI, (c) make investment decisions for the Fund, (d) place purchase and sale orders for securities on behalf of the Fund, (e) exercise voting rights in respect of portfolio securities and other investments for the Fund, and (f) monitor and evaluate the services provided by the Fund's investment sub-adviser(s), if any, under the terms of the applicable investment sub-advisory agreement. In providing those services, the Adviser will provide investment research and supervision of the Fund's investments and conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition, the Adviser will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

                  Subject to the approval of the Board of Directors of the Fund and, where required by law, the Fund's shareholders, the Adviser may engage an investment sub-adviser or sub-advisers to provide advisory services in respect of the Fund and may delegate to such investment sub-adviser(s) the responsibilities described in subparagraphs (b), (c), (d) and (e) above. In the event that an investment sub-adviser's engagement has been terminated, the Adviser shall be responsible for furnishing the Fund with the services required to be performed by such investment sub-adviser(s) under the applicable investment sub-advisory agreement(s) or arranging for a successor investment sub-adviser(s) to provide such services on terms and conditions acceptable to the Fund and the Fund's Board of Directors and subject to the requirements of the 1940 Act.

         3.       Brokerage

                  In executing transactions for the Fund, selecting brokers or dealers and negotiating any brokerage commission rates, the Adviser will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any portfolio transaction, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction and for transactions executed through the broker or dealer in the aggregate. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as the same may from time to time be amended) provided to the Fund and/or other accounts over which the Adviser or an affiliate exercises investment discretion.

         4.       Information Provided to the Fund

                  The Adviser will keep the Fund informed of developments materially affecting the Fund, and will, on its own initiative, furnish the Fund from time to time with whatever information the Adviser believes is appropriate for this purpose.

         5.       Disclosure Regarding the Adviser

                  (a) The Adviser has reviewed the disclosure about the Adviser contained in the Fund's registration statement and represents and warrants that, with respect to such disclosure about the Adviser or information related, directly or indirectly, to the Adviser, such registration statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein not misleading.

                  (b) The Adviser agrees to notify the Fund promptly of (i) any statement about the Adviser contained in the Fund's registration statement that becomes untrue in any material respect, (ii) any omission of a material fact about the Adviser in the Fund's registration statement which is required to be stated therein or necessary to make the statements contained therein not misleading, (iii) any reorganization or change in the Adviser, including any change in its ownership or key employees, or (iv) any change in the membership of the Adviser, as long as the Adviser is a partnership.

                  (c) Prior to the Fund or any affiliated person (as defined in the 1940 Act, an "Affiliate") of the Fund using or distributing sales literature or other promotional material referring to the Adviser ("Promotional Material"), the Fund shall forward such material to the Adviser and shall allow the Adviser reasonable time to review the material. The Adviser will not act unreasonably in its review of Promotional Material and the Fund will use all reasonable efforts to ensure that all Promotional Material used or distributed by or on behalf of the Fund will comply with the requirements of the Advisers Act, the 1940 Act and the rules and regulations promulgated thereunder.

                  (d) The Adviser has supplied the Fund copies of its Form ADV with all exhibits and attachments thereto and will hereinafter supply the Fund, promptly upon preparation thereof, copies of all amendments or restatements of such document.

         6.       Compliance

                  (a) The Adviser agrees that it shall promptly notify the Fund
(i) in the event that the SEC or any other regulatory authority has censured its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (ii) in the event that there is a change in the Adviser, financial or otherwise, that adversely affects its ability to perform services under this Agreement or (iii) upon having a reasonable basis for believing that, as a result of the Adviser's investing the Fund's assets, the Fund's investment portfolio has ceased to adhere to the Fund's investment objectives, policies and restrictions as stated in the Prospectus or SAI or is otherwise in violation of applicable law.

                  (b) The Fund agrees that it shall promptly notify the Adviser in the event that the SEC has censured the Fund; placed limitations upon any of its activities, functions or operations; or has commenced proceedings or an investigation that may result in any of these actions.

                  (c) The Fund shall be given access to the records of the Adviser at reasonable times solely for the purpose of monitoring compliance with the terms of this Agreement and the rules and regulations applicable to the Adviser relating to its providing investment advisory services to the Fund, including without limitation records relating to trading by employees of the Adviser for their own accounts and on behalf of other clients. The Adviser agrees to cooperate with the Fund and its representatives in connection with any such monitoring efforts.

         7.       Books and Records

                  (a) In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon request.

The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act and to preserve the records required by Rule 204-2 under the Advisers Act for the period specified therein.

                  (b) The Adviser agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund and prior, present or potential shareholders and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder except after prior notification to and approval in writing of the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply or when requested to divulge such information by duly constituted authorities.

                  (c) The Adviser hereby agrees to furnish to regulatory authorities having the requisite authority any information or reports in connection with services that the Adviser renders pursuant to this Agreement which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

         8.       Standard of Care

                  The Adviser shall exercise its best judgment in rendering the services listed in paragraphs 2, 3 and 4 above. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Adviser against any liability to the Fund or to shareholders of the Fund to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Adviser's reckless disregard of its obligations and duties under this Agreement.

         9.       Compensation

                  In consideration of the services rendered pursuant to this Agreement, the Fund will pay the Adviser an annual fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The fee for the period from the date of this Agreement to the end of the calendar year shall be prorated according to the proportion that such period bears to the full yearly period. Upon any termination of this Agreement before the end of a year, the fee for such part of that year shall be prorated according to the proportion that such period bears to the full yearly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to the Adviser, the value of the Fund's net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or SAI.

         10.      Expenses

                  The Adviser will bear all expenses in connection with the performance of its services under this Agreement, including the fees payable to any investment sub-adviser engaged pursuant to paragraph 2 of this Agreement. The Fund will bear its proportionate share of certain other expenses to be incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of the Adviser or any of its affiliates; fees of any pricing service employed to value shares of the Fund; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

                  The Fund will be responsible for nonrecurring expenses which may arise, including costs of litigation to which the Fund is a party and of indemnifying officers and Directors of the Fund with respect to such litigation and other expenses as determined by the Directors.

         11.      Services to Other Companies or Accounts

                  The Fund understands that the Adviser now acts, will continue to act and may act in the future as investment adviser to fiduciary and other managed accounts and to one or more other investment companies or series of investment companies, and the Fund has no objection to the Adviser so acting, provided that whenever the Fund and one or more other accounts or investment companies or portfolios advised by the Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each entity. The Fund recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Fund. In addition, the Fund understands that the persons employed by the Adviser to assist in the performance of the Adviser's duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of the Adviser or any affiliate of the Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature, provided that doing so does not adversely affect the ability of the Adviser to perform its services under this Agreement.

         12.      Term of Agreement

                  This Agreement shall continue for an initial two-year period commencing on the date first written above, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by (a) the Board of Directors of the Fund or (b) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Directors who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on 60 days' written notice, by the Board of Directors of the Fund or by vote of holders of a majority of the Fund's shares, or upon 90 days' written notice, by the Adviser. This Agreement will also terminate automatically in the event of its assignment (as defined in said Act).

         13.      Representations by the Parties

                  (a) The Adviser represents and warrants that it is a duly registered investment adviser under the Advisers Act, a duly registered investment adviser in any and all states of the United States in which the Adviser is required to be so registered and has obtained all necessary licenses and approvals in order to perform the services provided in this Agreement. The Adviser covenants to maintain all necessary registrations, licenses and approvals in effect during the term of this Agreement.

                  (b) The Adviser represents that it has read and understands the Prospectus and SAI and warrants that in investing the Fund's assets it will use all reasonable efforts to adhere to the Fund's investment objectives, policies and restrictions contained therein.

                  (c) The Adviser represents that it has adopted a written Code of Ethics in compliance with Rule 17j-1 under the 1940 Act and will provide the Fund with any amendments to such Code and will provide any certifications required by Rule 17j-1.

                  (d) The Fund represents that a copy of its Articles of Incorporation, dated ________________, together with all amendments thereto, is on file in the Department of Assessments and Taxation of the State of Maryland.

         14.      Miscellaneous

                  The Fund recognizes that directors, officers and employees of the Adviser may from time to time serve as directors, trustees, officers and employees of corporations and business trusts (including other investment companies) and that such other corporations and business trusts may include the name "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof) as part of their names, and that the Adviser or its affiliates may enter into advisory or other agreements with such other corporations or business trusts. If the Adviser ceases to act as the investment adviser of the Fund's shares, the Fund agrees that, at the Adviser's request, the Fund's license to use the words "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof) will terminate and that the Fund will take all necessary action to change the name of the Fund to names not including the words "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof).

                  Please confirm that the foregoing is in accordance with your understanding by indicating your acceptance hereof at the place below indicated, whereupon it shall become a binding agreement between us.



                                            Very truly yours,



                                            CREDIT SUISSE ___________ FUND, INC.



                                            By:

                                            Name:

                                            Title:





Accepted:



CREDIT SUISSE ASSET MANAGEMENT, LLC



By:

Name:

Title:

                                                                       Exhibit C

             CERTAIN INFORMATION ABOUT CSAM AND CREDIT SUISSE GROUP

GENERAL

                  CSAM is located at 466 Lexington Avenue, New York, New York 10017-3140. CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group, a leading global financial services company. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion in assets under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  CSAM's sole member is CSAM Americas Holding Corp. located at 466 Lexington Avenue, New York, New York 10017-3140, which is wholly-owned by Credit Suisse Asset Management Holding Corp., of the same address, which in turn is wholly-owned by Credit Suisse First Boston, Inc., located at 11 Madison Avenue, New York, New York 10010, which is indirectly wholly-owned by Credit Suisse Group.

EXECUTIVE OFFICERS OF CSAM

                  The following chart sets forth information with respect to the name, address and principal occupations of the executive officer(s) and managing member(s) of CSAM. (Unless otherwise noted, the person's position at CSAM constitutes his/her principal occupation.) Each person's address is 466 Lexington Avenue, New York, New York 10017-3140.

------------------------------------------ ---------------------------------------------------------------------------
                  NAME                                    POSITION WITH CSAM AND PRINCIPAL OCCUPATION
------------------------------------------ ---------------------------------------------------------------------------
Laurence R. Smith                          Global Chief Investment Officer, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Elizabeth B. Dater                         Co-Head of U.S. Equities, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
Joseph Gallagher                           Chief Executive Officer, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
Jo Ann Corkran                             Head of Core Fixed Income, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
George M. Jamgochian                       Head of Institutional Marketing, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------

                                      C-1

------------------------------------------ ---------------------------------------------------------------------------
                  NAME                                    POSITION WITH CSAM AND PRINCIPAL OCCUPATION
------------------------------------------ ---------------------------------------------------------------------------
Hal Liebes                                 Global General Counsel, Secretary, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Matthew C. Moss                            Chief Financial Officer, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
Daniel C. Rowland                          Director of Human Resources, Director, Member of the Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Gregory R. Sawers                          Head of Research, Co-Head of U.S. Equities, Managing Director and Member
                                           of the Management Committee
------------------------------------------ ---------------------------------------------------------------------------

SIMILAR FUNDS MANAGED BY CSAM

                  The following chart sets forth information with respect to other mutual funds advised by CSAM with an investment objective similar to the investment objective of the European Equity Fund indicated.

---------------------------------------------------------------------------------------------------------------------
                                                                NET ASSETS OF      CONTRACTUAL
                                                                CSAM MANAGED       ADVISORY FEE
                                                               SIMILAR FUND AS
                                                                 OF 12/31/02     (AS A PERCENTAGE
                                     SIMILAR FUND                                OF AVERAGE DAILY
   CREDIT SUISSE FUND         CURRENTLY ADVISED BY CSAM         (IN DOLLARS)       NET ASSETS)        FEE WAIVER
---------------------------------------------------------------------------------------------------------------------
                         OPEN-END FUNDS
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse Institutional
Equity Fund              International Fund                    $102,251,962            0.80%               No
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse Institutional
Equity Fund              Fund -- International Focus
                         Portfolio                               42,342,224            0.80%               Yes
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse Trust --
Equity Fund              International Focus Portfolio           86,547,248            1.00%               No
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse International
Equity Fund              Focus Fund                             247,468,833            1.00%               Yes
---------------------------------------------------------------------------------------------------------------------
                         SUB-ADVISED FUNDS
Credit Suisse European   MLIG Variable Ins. Trust                 2,383,328             .40%               No
Equity Fund              CS International Portfolio                                    1st 200 million
                                                                                        .32%
                                                                                       next 200 million
                                                                                        .30% thereafter

BROKERAGE POLICIES

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying the European Equity Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price and execution will be obtained. The purchase price paid by the European Equity Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

                  In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Adviser's standards may be higher than for execution services alone or for services that fall below the Adviser's standards. The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Adviser will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

                  Investment decisions for the European Equity Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the European Equity Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the European Equity Fund. In some instances, this investment procedure may adversely affect the price paid or received by the European Equity Fund or the size of the position obtained or sold for the European Equity Fund. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for the European Equity Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  All orders for transactions in securities or options on behalf of the European Equity Fund are placed by the Adviser with broker-dealers that it selects, including CSFB and other affiliates of Credit Suisse. The European Equity Fund may utilize CSFB or other affiliates of Credit Suisse in connection with a purchase or sale of securities when the Adviser believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse First Boston or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the European Equity Fund will not give preference to any institutions with whom the European Equity Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  If permitted for the European Equity Fund, transactions for such fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, such fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  The European Equity Fund may participate, if and when practicable, in bidding for the purchase of securities for the European Equity Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The European Equity Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the European Equity Fund's interest.

INFORMATION ABOUT CSAM U.K.

         CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Advisers Act. The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and currently manages approximately $47.4 billion in assets.

         CSAM U.K. is a wholly owned subsidiary of Credit Suisse Asset Management (U.K.) Holding Limited ("CSAM Holding"). CSAM Holding is an indirect wholly owned subsidiary of Credit Suisse First Boston, the parent company of the Funds' investment adviser, CSAM. Credit Suisse First Boston is located at Paradeplatz 8, 8001 Zurich, Switzerland. CSAM Holding is located at the address of CSAM U.K.

         CSAM U.K. is governed by a Board of Directors. Subject to the overall authority of the Board of Directors, the day-to-day affairs of CSAM U.K. are managed by an Executive Committee. The names and principal occupations of the directors and principal executive officers of CSAM U.K. are set forth below. Each of these persons may be contacted c/o Credit Suisse Asset Management Limited, Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England.

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                       CURRENT POSITION WITH CSAM U.K.      OTHER CURRENT PRINCIPAL OCCUPATIONS
---------------------------------------- -------------------------------------- --------------------------------------
Glenn Wellman                            Director; Chief Executive Officer;     Chief Operating Officer
                                         Managing Director
---------------------------------------- -------------------------------------- --------------------------------------

                                      C-4

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                       CURRENT POSITION WITH CSAM U.K.      OTHER CURRENT PRINCIPAL OCCUPATIONS
---------------------------------------- -------------------------------------- --------------------------------------
Winifred Robbins                         Director; Managing Director;           Business Head of Fixed Income
---------------------------------------- -------------------------------------- --------------------------------------
Ian Chimes                               Director; Managing Director            Chief Executive Officer of CSAM
                                                                                Funds (U.K.) Ltd.
---------------------------------------- -------------------------------------- --------------------------------------
Michael Walsh                            Director; Managing Director            Chief Financial Officer
---------------------------------------- -------------------------------------- --------------------------------------
Simon Boote                              Director; Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Goldman                          Director; Managing Director            Head of Equities
---------------------------------------- -------------------------------------- --------------------------------------

                                                                       Exhibit D

                   CSAMSI ADMINISTRATION AND DISTRIBUTION FEES

For each the European Equity Fund's most recent fiscal year ended August 31, 2002, the European Equity Fund paid CSAMSI co-administrative service and distribution fees as follows:

---------------------------------------- -------------------------------------- --------------------------------------
Fund                                     Co-Administrative Service Fees         Distribution Fees
---------------------------------------- -------------------------------------- --------------------------------------
Credit Suisse European Equity Fund       $15,224                                $0
---------------------------------------- -------------------------------------- --------------------------------------

                                                                       Exhibit E



                        SUB-INVESTMENT ADVISORY AGREEMENT

                              ______________, 2003



Credit Suisse Asset Management Limited
Beaufort House
15 St Botolph Street
London EC3A7JJ

Dear Sirs:

                  Credit Suisse European Equity Fund, Inc. (the "Fund"), a corporation organized and existing under the laws of the State of Maryland, and Credit Suisse Asset Management, LLC, as investment adviser to the Fund ("CSAM"), herewith confirm their agreement with Credit Suisse Asset Management Limited (the "Sub-Adviser"), a corporation organized under the laws of England, as follows:

         1.       Investment Description; Appointment

                  The Fund desires to employ the capital of the Fund by investing and reinvesting in securities of the kind and in accordance with the limitations specified in the Fund's Articles of Incorporation, as may be amended from time to time (the "Articles of Incorporation"), and in the Fund's Prospectus(es) and Statement(s) of Additional Information, as from time to time in effect (the "Prospectus" and "SAI," respectively), and in such manner and to such extent as may from time to time be approved by the Board of Directors of the Fund. Copies of the Prospectus, SAI and Articles of Incorporation have been or will be submitted to the Sub-Adviser. The Fund agrees to provide the Sub-Adviser copies of all amendments to the Prospectus and SAI on an on-going basis. The Fund employs CSAM as its investment adviser. CSAM desires to employ and hereby appoints the Sub-Adviser to act as its sub-investment adviser upon the terms set forth in this Agreement. The Sub-Adviser accepts the appointment and agrees to furnish the services set forth below for the compensation provided for herein.

         2.       Services as Sub-Investment Adviser

                  (a) Subject to the supervision and direction of CSAM, the Sub-Adviser will assist CSAM in providing investment advisory and portfolio management advice to the Fund in accordance with (a) the Articles of Incorporation, (b) the Investment Company Act of 1940, as amended (the "1940 Act"), and the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and all applicable Rules and Regulations of the Securities and Exchange Commission (the

"SEC") and all other applicable laws and regulations, and (c) the Fund's investment objective and policies as stated in the Prospectus and SAI and investment parameters provided by CSAM from time to time. In connection therewith, the Sub-Adviser will assist CSAM in:

                           (i) providing a continuous investment program for the Fund, including investment research and management with respect to securities, investments, cash and cash equivalents in the Fund's portfolio;

                           (ii) determining whether to purchase, retain or sell
                 securities and other investments (collectively, "Investments") on behalf of the Fund. The Sub-Adviser is hereby authorized to execute, or place orders for the execution of, Investments on behalf of the Fund;

                           (iii) assisting the custodian and accounting agent for the Fund in determining or confirming, consistent with the procedures and policies stated in the Prospectus and SAI, the value of any Investments for which the custodian and accounting agent seek assistance from or identify for review by the Sub-Adviser;

                           (iv) monitoring the execution of orders for the purchase or sale of Investments and the settlement and clearance of those orders;

                           (v) exercising voting rights in respect of Investments; and

                           (vi) providing reports to the Fund's Board of Directors for consideration at quarterly meetings of the Board on Investments and furnishing the Fund's Board of Directors with such periodic and special reports as the Fund may reasonably request.

                  (b) In connection with the performance of the services of the Sub-Adviser provided for herein, the Sub-Adviser: (i) will furnish CSAM with such periodic and special reports as CSAM may reasonably request, and (ii) may contract at its own expense with third parties for the acquisition of research, clerical services and other administrative services that would not require such parties to be required to register as an investment adviser under the Advisers Act; provided that the Sub-Adviser shall remain liable for the performance of its duties hereunder.

         3.       Execution of Transactions

                  (a) The Sub-Adviser will execute transactions for the Fund only through brokers or dealers appearing on a list of brokers and dealers approved by CSAM. In executing transactions for the Fund, selecting brokers or dealers and negotiating any brokerage commission rates, the Sub-Adviser will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any portfolio transaction, the Sub-Adviser will consider all factors it deems relevant including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction and for transactions executed through the broker or dealer in the aggregate. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to the extent that the execution and price offered by more than one broker or dealer are comparable the Sub-Adviser may consider any brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Sub-Adviser or to CSAM for use on behalf of the Fund or other clients of the Sub-Adviser or CSAM.

                  (b) The Sub-Adviser will not effect orders for the purchase or sale of securities on behalf of the Fund through brokers or dealers as agents.

                  (c) It is understood that the services of the Sub-Adviser are not exclusive, and nothing in this Agreement shall prevent the Sub-Adviser from providing similar services to other investment companies or from engaging in other activities, provided that those activities do not adversely affect the ability of the Sub-Adviser to perform its services under this Agreement. The Fund and CSAM further understand and acknowledge that the persons employed by the Sub-Adviser to assist in the performance of its duties under this Agreement will not devote their full time to that service. Nothing contained in this Agreement will be deemed to limit or restrict the right of the Sub-Adviser or any affiliate of the Sub-Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature, provided that doing so does not adversely affect the ability of the Sub-Adviser to perform its services under this Agreement.

                  (d) On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as of other investment advisory clients of the Sub-Adviser, the Sub-Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be so sold or purchased with those of its other clients. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in a manner that is fair and equitable, in the judgment of the Sub-Adviser, in the exercise of its fiduciary obligations to the Fund and to such other clients. The Sub-Adviser shall provide to CSAM and the Fund all information reasonably requested by CSAM and the Fund relating to the decisions made by the Sub-Adviser regarding allocation of securities purchased or sold, as well as the expenses incurred in a transaction, among the Fund and the Sub-Adviser's other investment advisory clients.

                  (e) In connection with the purchase and sale of securities for the Fund, the Sub-Adviser will provide such information as may be reasonably necessary to enable the custodian and co-administrators to perform their administrative and recordkeeping responsibilities with respect to the Fund.

         4.       Disclosure Regarding the Sub-Adviser

                  (a) The Sub-Adviser has reviewed the disclosure about the Sub-Adviser contained in the Fund's registration statement and represents and warrants that, with respect to such disclosure about the Sub-Adviser or information related, directly or indirectly, to the Sub-Adviser, such registration statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein not misleading.

                  (b) The Sub-Adviser agrees to notify CSAM and the Fund promptly of (i) any statement about the Sub-Adviser contained in the Fund's registration statement that becomes untrue in any material respect, (ii) any omission of a material fact about the Sub-Adviser in the Fund's registration statement which is required to be stated therein or necessary to make the statements contained therein not misleading, or (iii) any reorganization or change in the Sub-Adviser, including any change in its ownership or key employees.

                  (c) Prior to the Fund or CSAM or any affiliated person (as defined in the 1940 Act, an "Affiliate") of either using or distributing sales literature or other promotional material referring to the Sub-Adviser ("Promotional Material"), the Fund or CSAM, where applicable, shall forward such material to the Sub-Adviser and shall allow the Sub-Adviser reasonable time to review the material. The Sub-Adviser will not act unreasonably in its review of Promotional Material and the Fund or CSAM, where applicable, will use all reasonable efforts to ensure that all Promotional Material used or distributed by or on behalf of the Fund or CSAM will comply with the requirements of the Advisers Act, the 1940 Act and the rules and regulations promulgated thereunder.

                  (d) The Sub-Adviser has supplied CSAM and the Fund copies of its Form ADV with all exhibits and attachments thereto and will hereinafter supply CSAM and the Fund, promptly upon preparation thereof, copies of all amendments or restatements of such document.

         5.       Certain Representations and
                  Warranties of the Sub-Adviser

                  (a) The Sub-Adviser represents and warrants that it is a duly registered investment adviser under the Advisers Act, a duly registered investment adviser in any and all states of the United States in which the Sub-Adviser is required to be so registered and has obtained all necessary licenses and approvals in order to perform the services provided in this Agreement. The Sub-Adviser covenants to maintain all necessary registrations, licenses and approvals in effect during the term of this Agreement.

                  (b) The Sub-Adviser represents that it has read and understands the Prospectus and SAI and warrants that in investing the Fund's assets it will use all reasonable efforts to adhere to the Fund's investment objectives, policies and restrictions contained therein.

                  (c) The Sub-Adviser represents that it has adopted a written Code of Ethics in compliance with Rule 17j-1 under the 1940 Act and will provide the Fund with any amendments to such Code and any certifications required by Rule 17j-1.

         6.       Compliance

                  (a) The Sub-Adviser agrees that it shall promptly notify CSAM and the Fund (i) in the event that the SEC or any other regulatory authority has censured its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (ii) in the event that there is a change in the Sub-Adviser, financial or otherwise, that adversely affects its ability to perform services under this Agreement or (iii) upon having a reasonable basis for believing that, as a result of the Sub-Adviser's investing the Fund's assets, the Fund's investment portfolio has ceased to adhere to the Fund's investment objectives, policies and restrictions as stated in the Prospectus or SAI or is otherwise in violation of applicable law.

                  (b) CSAM agrees that it shall promptly notify the Sub-Adviser in the event that the SEC has censured CSAM or the Fund; placed limitations upon any of their activities, functions or operations; suspended or revoked CSAM's registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions.

                  (c) The Fund and CSAM shall be given access to the records of the Sub-Adviser at reasonable times solely for the purpose of monitoring compliance with the terms of this Agreement and the rules and regulations applicable to the Sub-Adviser relating to its providing investment advisory services to the Fund, including without limitation records relating to trading by employees of the Sub-Adviser for their own accounts and on behalf of other clients. The Sub-Adviser agrees to cooperate with the Fund and CSAM and their representatives in connection with any such monitoring efforts.

         7.       Books and Records

                  (a) In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon request. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act and to preserve the records required by Rule 204-2 under the Advisers Act for the period specified therein.

                  (b) The Sub-Adviser hereby agrees to furnish to regulatory authorities having the requisite authority any information or reports in connection with services that the Sub-Adviser renders pursuant to this Agreement which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

         8.       Provision of Information;
                  Proprietary and Confidential Information

                  (a) CSAM agrees that it will furnish to the Sub-Adviser information related to or concerning the Fund that the Sub-Adviser may reasonably request.

                  (b) The Sub-Adviser agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, CSAM and prior, present or potential shareholders and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder except after prior notification to and approval in writing of the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Sub-Adviser may be exposed to civil or criminal contempt proceedings for failure to comply or when requested to divulge such information by duly constituted authorities.

                  (c) The Sub-Adviser represents and warrants that neither it nor any affiliate will use the name of the Fund, CSAM or any of their affiliates in any prospectus, sales literature or other material in any manner without the prior written approval of the Fund or CSAM, as applicable.

         9.       Standard of Care

                  The Sub-Adviser shall exercise its best judgment in rendering the services described herein. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which this Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing herein shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. The Fund and CSAM understand and agree that the Sub-Adviser may rely upon information furnished to it reasonably believed by the Sub-Adviser to be accurate and reliable and, except as herein provided, the Sub-Adviser shall not be accountable for loss suffered by the Fund by reason of such reliance of the Sub-Adviser.

         10.      Compensation

                  In consideration of the services rendered pursuant to this Agreement, CSAM will pay the Sub-Adviser such amounts as the parties may agree upon from time to time as set forth on Schedule A, as amended from time to time.

         11.      Expenses

                  (a) The Sub-Adviser will bear all expenses in connection with the performance of its services under this Agreement, which shall not include the Fund's expenses listed in paragraph 11(b).

                  (b) The Fund will bear certain other expenses to be incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of the Fund, CSAM or the Sub-Adviser or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

         12.      Term of Agreement

                  This Agreement shall commence on the date first written above and shall continue for an initial two-year period commencing on the date first written above, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by
(a) the Board of Directors of the Fund or (b) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Directors who are not "interested persons" (as defined the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, (i) by CSAM on 60 (sixty) days' written notice to the Fund and the Sub-Adviser, (ii) by the Board of Directors of the Fund or by vote of holders of a majority of the Fund's shares on 60 (sixty) days' written notice to CSAM and the Sub-Adviser, or (iii) by the Sub-Adviser upon 60 (sixty) days' written notice to the Fund and CSAM. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act) by any party hereto. In the event of termination of this Agreement for any reason, all records relating to the Fund kept by the Sub-Adviser shall promptly be returned to CSAM or the Fund, free from any claim or retention of rights in such records by the Sub-Adviser. In the event this Agreement is terminated or is not approved in the foregoing manner, the provisions contained in paragraph numbers 4(c), 7, 8 and 9 shall remain in effect.

         13.      Amendments

                  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (a) the holders of a majority of the outstanding voting securities of the Fund and (b) the Board of Directors of the Fund, including a majority of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or of either party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

         14.  Notices

                  All communications hereunder shall be given (a) if to the Sub-Adviser, to Credit Suisse Asset Management Limited, Beaufort House, 15 St Botolph Street, London EC3A7JJ (Attention: David Collins), telephone:
44-20-7426-2795, telecopy: 44-20-7426-2799, (b) if to CSAM, to Credit Suisse
Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017-3147 (Attention: Hal Liebes), telephone: (212) 875-3779, telecopy: (646) 658-0817, and (c) if to the Fund, c/o Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017-3147, telephone: (212) 878-0600, telecopy: (212) 878-9351
(Attention: President).

         15.      Choice of Law

                  This Agreement shall be governed by, and construed in accordance with, the laws of the State of New York in the United States, including choice of law principles; provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or any applicable rules, regulations or orders of the SEC.

         16.      Miscellaneous

                  (a) The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions herein or otherwise affect their construction or effect.

                  (b) If any provision of this Agreement shall be held or made invalid by a court decision, by statute or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

                  (c) Nothing herein shall be construed to make the Sub-Adviser an agent of CSAM or the Fund.

                  (d) This Agreement may be executed in counterparts, with the same effect as if the signatures were upon the same instrument.

         17.      United Kingdom Regulatory Matters

                  The Sub-Adviser is regulated by the Financial Services Authority ("FSA") in carrying out its investment business. It therefore is subject to the rules and guidelines established by the FSA including the Conduct of Business Sourcebook. Under the FSA Rules, the following provisions apply:

                  (a) The FSA requires that all clients of the Sub-Adviser be classified into specific categories. On the basis of the information which CSAM has given, the Sub-Adviser has determined that CSAM is an Intermediate Customer and the Fund is a Private Customer.

                  (b) (i) The Sub-Adviser is permitted to trade in Futures, Options and Contracts for Differences including on and off exchange transactions ("Derivative Instruments"), subject to limitations described herein. The markets on which Derivative Instruments are executed can be highly volatile. Such investments carry a high risk of loss and a relatively small adverse market movement may result not only in the loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

                      (ii) The Sub-Adviser may instruct the Custodian to pay margin, or (subject to the rules of the exchange concerned) deposit investments by way of margin or collateral, on any Derivative Instrument out of the Assets. The Fund shall not be required to pay margin in cash beyond the amount of cash held at the relevant time on the Fund's behalf and immediately available for margin payments.

                  (c) The Sub-Adviser will not supply the Fund with contract notes. The periodic reports provided under Section 2(iv) will contain information that would have been provided in the contract notes.

                  (d) In order to comply with applicable laws and related regulatory requirements, there may be periods when the Sub-Adviser will not be permitted to initiate or recommend certain types of transactions.

                  (e) No warranty is given by the Sub-Adviser as to the performance or profitability of the Assets or any part of them.

                  (f) The Sub-Adviser has in operation a written procedure in accordance with the FSA Rules for the effective consideration and proper handling of complaints from customers. Any complaint by CSAM or the Fund hereunder should be sent in writing to the Compliance Officer of the Sub-Adviser at the address specified in Section 14.

                  Please confirm that the foregoing is in accordance with your understanding by indicating your acceptance hereof at the place below indicated, whereupon it shall become a binding agreement between us.

                                             Very truly yours,

                                             CREDIT SUISSE ASSET MANAGEMENT, LLC

                                             By:
                                             Name: Hal Liebes
                                             Title: General Counsel



                                             CREDIT SUISSE EUROPEAN EQUITY
                                             FUND, INC.

                                             By:
                                             Name:
                                             Title:



CREDIT SUISSE ASSET
MANAGEMENT LIMITED

By:
Name:
Title:

                                   SCHEDULE A

                  CSAM will pay the Sub-Adviser a fee of $250,000 per annum (the "Total Fee"), one quarter of which shall be payable in U.S. dollars in arrears on the last business day of each calendar quarter. The fee for the first period during which this Agreement is in effect shall be pro-rated for the portion of the calendar quarter that the Agreement is in effect. The Total Fee shall be an aggregate fee paid for services rendered with respect to this Fund and such other Credit Suisse Funds for which the Sub-Adviser has been appointed as such and which CSAM and the Sub-Adviser agree will be governed by this fee schedule.

                  The portion of the Total Fee allocable with respect to the Fund for any calendar quarter or portion thereof is equal to the product of (a) the Total Fee and (b) a fraction: (i) the numerator of which is the average monthly net assets of the Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly net assets of the Fund and other registered investment companies for which the Sub-Adviser has been appointed as such during such calendar quarter or portion thereof (rounded to the nearest thousand dollars).

                                                                     Exhibit F-1

                         CREDIT SUISSE OPPORTUNITY FUNDS
                        CREDIT SUISSE INTERNATIONAL FUND

                   PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS A SHARES

         Credit Suisse International Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940 (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class A shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class A shares of the Fund.

         The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts the compensation-type plan of distribution for the Fund's Class A shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

         1. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments and/or service fees (the "Payments") in connection with the distribution of Class A shares of the Fund equal to 0.25 of 1% of the average daily net assets of the Class A shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

         2. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class A shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class A shares.

         3. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class A shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the following activities are hereby declared to be primarily intended to result in the sale of Class A shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of Class A shares of the Fund, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor, the

                                     F-1-1

Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

         4. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class A shares according to the ratio of the sales of Class A shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

         5. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

         6. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

         7. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.

         8. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

         9. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class A shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee

                                     F-1-2

Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

         10. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

         11. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class A shares of the Fund.

         12. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class A shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class A shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class A shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class A shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class A shares of the Fund.

______________, 2003


                                     F-1-3

                                                                     Exhibit F-2

                         CREDIT SUISSE OPPORTUNITY FUNDS
                         CREDIT SUISSE ____________ FUND


               FORM OF PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS B SHARES

                  Credit Suisse ____________ Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940, as amended (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class B shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class B shares of the Fund.

                  The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts a compensation-type plan of distribution for the Fund's Class B shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

                  15. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments (the "Payments") in connection with the distribution of Class B shares of the Fund in an aggregate amount equal to 1.0% per year of the average daily net assets of Class B shares of the Fund consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class B shares of the Fund and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

                  16. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class B shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class B shares.

                  17. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class B shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the following activities are hereby declared to be primarily intended to result in the sale of Class B shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel

                                     F-2-1
of any of them for sales of Class B shares of the Fund, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor the Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

                  18. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class B shares according to the ratio of the sales of Class B shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

                  19. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

                  20. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

                  21. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.

                  22. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

                                     F-2-2

                  23. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class B shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

                  24. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

                  25. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class B shares of the Fund.

                  26. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class B shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class B shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class B shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class B shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class B shares of the Fund.



______________, 2003



                                     F-2-3

                                                                     Exhibit F-3

                         CREDIT SUISSE OPPORTUNITY FUNDS
                       CREDIT SUISSE ________________ FUND


               FORM OF PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS C SHARES

                  Credit Suisse ____________ Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940, as amended (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class C shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class C shares of the Fund.

                  The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts a compensation-type plan of distribution for the Fund's Class C shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

         1. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments (the "Payments") in connection with the distribution of Class C shares of the Fund in an aggregate amount equal to 1.0% per year of the average daily net assets of Class C shares of the Fund consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares of the Fund and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

         2. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class C shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class C shares.

         3. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class C shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the following activities are hereby declared to be primarily intended to result in the sale of Class C shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel

                                     F-3-1
of any of them for sales of Class C shares of the Fund, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor, the Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

         4. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class C shares according to the ratio of the sales of Class C shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

         5. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

         6. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

         7. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.

         8. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

                                     F-3-2

         9. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class C shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

         10. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

         11. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class C shares of the Fund.

         12. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class C shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class C shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class C shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class C shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class C shares of the Fund.



________________, 2003


                                     F-3-3

                                                                     Exhibit F-4



                         CREDIT SUISSE OPPORTUNITY FUNDS

                         CREDIT SUISSE ____________ FUND



                   SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

                                  COMMON CLASS

                  This Shareholder Servicing and Distribution Plan ("Plan") is adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act"), by Credit Suisse Opportunity Funds (the "Trust"), on behalf of its High Income Fund and International Fund series (each a "Fund" and, together, the "Funds"), with respect to the units of beneficial interest of each Fund designated Common Class (the "Common Class") subject to the following terms and conditions:

                  SECTION 1.  AMOUNT OF PAYMENTS

                  Each Fund will pay Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), a corporation organized under the laws of the State of New York, for shareholder servicing and distribution services provided to the Common Class, fees of up to .25% of the value of the average daily net assets of the Common Class. Fees to be paid with respect to each Fund under this Plan will be calculated daily and paid quarterly in arrears by each Fund.

                  SECTION 2.  SERVICES PAYABLE UNDER THE PLAN

                  (a) The fees described above payable with respect to each Fund's Common Class are intended to compensate CSAMSI, or enable CSAMSI to compensate other persons ("Service Providers") for providing (i) ongoing servicing and/or maintenance of the accounts of holders of the Common Class ("Shareholder Services"); (ii) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common Class ("Selling Services"; together with Shareholder Services, "Services"). Shareholder Services may include, among other things, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by each Fund's distributor or transfer agent. Selling Services may include, but are not limited to: the printing and distribution to prospective investors in the Common Class of prospectuses and statements of additional information describing each Fund; the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Class; providing telephone services relating to each Fund, including responding to inquiries of prospective Fund investors; formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that each Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with this Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses

                                     F-4-1
related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

                  (b) Payments under this Plan are not tied exclusively to the expenses for Services actually incurred by CSAMSI or any Service Provider, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to CSAMSI or to any of its affiliates by a Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of the Common Class.

                  SECTION 3.  ADDITIONAL PAYMENTS

                  CSAMSI and Credit Suisse Asset Management, LLC, each Fund's investment adviser (the "Investment Adviser"), or an affiliate of either, may from any such entity's own resources, which may include a fee it received from a Fund, pay a fee (the "Service Fee") to certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries ("Service Organizations") for providing administration, subaccounting, transfer agency and/or other services with respect to holders of the Common Class. A portion of the Service Fee may be borne by a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of service provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization.

                  SECTION 4.  SELECTION OF CERTAIN DIRECTORS

                  While this Plan is in effect with respect to each Fund, the selection and nomination of members of Trust's Board of Trustees (the "Board") who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of this Plan or in any agreements related to it (the "Independent Board members") will be committed to the discretion of the Independent Board members then in office.

                  SECTION 5.  APPROVAL AND AMENDMENT OF PLAN

                  Neither this Plan nor any related agreements will take effect with respect to a Fund until approved by a majority of (a) the outstanding voting securities of the Common Class of the Fund, (b) the full Board of the Trust and (c) the Independent Board members, cast in person at a meeting called for the purpose of voting on this Plan and the related agreements.

                  This Plan may not be amended to increase materially the amount of the fees described in Section 1 above with respect to the Common Class without approval of at least a majority of the outstanding voting securities of the Common Class. In addition, all material amendments to this Plan must be approved in the manner described in Section 5(b) and 5(c) above.

                  SECTION 6.  CONTINUANCE OF PLAN; REPORTING OBLIGATIONS

                  This Plan will continue in effect with respect to the Common Class from year to year so long as its continuance is specifically approved annually by vote of the Trust's Board in the manner described in Section 5(b) and 5(c) above. The Trust's Board will evaluate the

                                     F-4-2
appropriateness of this Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including the types and extent of Services provided by CSAMSI and/or Service Providers and amounts CSAMSI and/or Service Providers receive under this Plan.

                  Any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to this Plan or any related agreement will prepare and furnish to the Fund's Board, and the Board will review, at least quarterly, written reports, complying with the requirements of the Rule, which set out the amounts expended under this Plan and the purposes for which those expenditures were made.

                  SECTION 7.  TERMINATION

                  This Plan may be terminated at any time with respect to the Common Class of each Fund by vote of a majority of the Independent Board members or by a vote of a majority of the outstanding voting securities of the Common Class of the Fund.

                  SECTION 8.  PRESERVATION OF MATERIALS

                  Each Fund will preserve copies of this Plan, any agreement relating to this Plan and any report made pursuant to Section 5 above, for a period of not less than six years (the first two years in an easily accessible place) from the date of this Plan, the agreement or the report.

                  SECTION 9.  MEANING OF CERTAIN TERMS

                  As used in this Plan, the terms "interested person" and "majority of the outstanding voting securities " will be deemed to have the same meanings that those terms have under the 1940 Act and the rules and regulations under the 1940 Act, subject to any exemption that may be granted to each Fund under the 1940 Act by the Securities and Exchange Commission.



Dated: ______________, 2003




                                     F-4-3

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND

               PROXY SOLICITED BY THE BOARD OF DIRECTORS/TRUSTEES

 JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 11, 2003 AT 1:00 P.M.

I hereby appoint Rocco Del Guercio and Gregory Bressler, and each of them, each with the full power of substitution, as proxies for the undersigned to vote the shares of Credit Suisse European Equity Fund, Inc. and the Credit Suisse International Fund (collectively, the "Funds"), as to which I am entitled to vote, as shown on the reverse side, at a Joint Special Meeting of the Shareholders of the Fund to be held on Friday, April 11, 2003, at 1:00 p.m., Eastern Time, at the offices of the Funds, 466 Lexington Avenue, New York, New York 10017, 16th Floor, and any adjournments thereof (the "Meeting"), as follows:

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated February ___, 2003. THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSALS.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Fund or by voting in person at the Meeting.

--------------------------------------------------------------------------------
PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please sign exactly as your name appears on the books of the Funds. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.
--------------------------------------------------------------------------------


HAS YOUR ADDRESS CHANGED?                 DO YOU HAVE ANY COMMENTS?
-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

[X]  PLEASE MARK VOTES
     AS IN THIS EXAMPLE

-------------------------------------------------      THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS A
    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.           VOTE FOR THE PROPOSALS
-------------------------------------------------           ---

              VOTE THIS CARD TODAY                                                            For        Against        Abstain
        By mail; phone (1-800-714-3312);               1. To approve an agreement             [ ]          [ ]             [ ]
             fax (212-269-2796); or                       and Plan of Reorganization (the
       ONLINE AT WWW.CREDITSUISSEFUNDS.COM                "Plan") providing that (i) Credit
           (CLICK ON THE PROXY BUTTON)                    Suisse European Equity Fund, Inc.
                                                          (the "European Equity Fund"), would
                                                          transfer all of its assets in
                                                          exchange for shares of common
                                                          stock of the Credit Suisse
                                                          International Focus Fund, Inc. (the
                                                          "Acquiring Fund"), and the
                                                          assumption by the Acquiring Fund
                                                          of the European Equity Fund's
                                                          liabilities, (ii) such shares of
                                                          common stock of the Acquiring Fund
                                                          would be distributed to
                                                          shareholders of the European
                                                          Equity Fund in liquidation of the
                                                          European Equity Fund, and (iii)
                                                          the European Equity Fund would
                                                          subsequently be dissolved.
                                                                                            For All      Withheld       For all
                                                                                            Nominees                     Except
                                                       2.  To elect Directors of the           [ ]          [ ]             [ ]
                                                           European Equity Fund:

                                                       R.H. Francis         J.W. Fritz           J.E. Garten
                                                       -----------------------------------------------------
                                                       P.F. Krogh           J.S. Pasman          W.W. Priest
                                                       -----------------------------------------------------
                                                       S.N. Rappaport
                                                       --------------

                                                       INSTRUCTION: To withhold authority to vote for any
                                                       individual nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s).

                                                                                              For        Against        Abstain
                                                       3(a). To approve or disapprove a       [ ]          [ ]             [ ]
                                                       new investment advisory
                                                       agreement for the European
                                                       Equity Fund.

                                                                                              For        Against        Abstain
                                                       3(b). To approve or disapprove a       [ ]          [ ]             [ ]
                                                       new investment sub-advisory
                                                       agreement for the European
                                                       Equity Fund.

                                                                                              For        Against        Abstain
                                                       3(c). To approve or disapprove fees    [ ]          [ ]             [ ]
                                                       paid or payable to the Adviser
                                                       and Sub-Adviser.

                                                       4.  To modify and/or eliminate certain European Equity Fund
                                                       Investment Restrictions on:

                                                       4a.  Borrowing            4d.  Oil & Gas
                                                       4b.  Securities Lending   4e.  Margin Transaction
                                                       4c.  Real Estate

                                                                                           For All     Against All     Abstain All
                                                                                             [ ]           [ ]             [ ]

                                                       If you wish to vote against or abstain from
                                                       a particular item in Item 4 applicable to the
                                                       European Equity Fund, mark this box and write     For All Except As Marked
                                                       the number of the item on the line above                    [ ]
                                                       and indicate a "Vote Against" or an
                                                       "Abstention".

                                                                                              For        Against        Abstain
                                                       5.  To change the investment
                                                       objective of the European Equity       [ ]          [ ]             [ ]
                                                       Fund from fundamental to
                                                       non-fundamental.

                                          ------------
                                                       Mark box at right if an address change [ ]
Please  be sure to sign  and  date  this               or comment has been noted on the reverse
Proxy.                                    Date         side of this card.

                                      G-2


----------------------------------------- ------------

------------------------------------- ---------------------
Shareholder sign here                 Co-owner sign here    RECORD DATE SHARES:

                                      G-3

[X] PLEASE MARK VOTES
     AS IN THIS EXAMPLE
-------------------------------------------------      THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS A
        CREDIT SUISSE INTERNATIONAL FUND,              VOTE FOR THE PROPOSALS
-------------------------------------------------           ---
 A SERIES OF THE CREDIT SUISSE OPPORTUNITY FUNDS
              VOTE THIS CARD TODAY                                                            For        Against        Abstain
        By mail; phone (1-800-714-3312);               1.  To approve an agreement            [ ]          [ ]             [ ]
             fax (212-269-2796); or                        and Plan of Reorganization (the
       ONLINE AT WWW.CREDITSUISSEFUNDS.COM                 "Plan") providing that
           (CLICK ON THE PROXY BUTTON)                     (i) Credit Suisse International
                                                           Fund (the "International Fund"), a
                                                           series of the Credit Suisse
                                                           Opportunity Funds (the "Trust"),
                                                           would transfer all of its assets
                                                           in exchange for shares of
                                                           common stock of the
                                                           Credit Suisse International Focus
                                                           Fund, Inc. (the "Acquiring Fund"),
                                                           and the assumption by the
                                                           Acquiring Fund of the
                                                           International Fund's liabilities,
                                                           (ii) such shares of common stock
                                                           of the Acquiring Fund would be
                                                           distributed to shareholders of the
                                                           International Fund in liquidation
                                                           of the International Fund, and
                                                           (iii) the International Fund would
                                                           subsequently be terminated as a
                                                           series of the Trust.

                                                                                              For All      Withheld      For all
                                                                                              Nominees                    Except
                                                       2.  To elect Trustees of the            [ ]          [ ]           [ ]
                                                       International Fund:

                                                       R.H. Francis         J.W. Fritz           J.E. Garten
                                                       -----------------------------------------------------
                                                       P.F. Krogh           J.S. Pasman          W.W. Priest
                                                       -----------------------------------------------------
                                                       S.N. Rappaport
                                                       --------------

                                                       INSTRUCTION: To withhold authority to vote for any
                                                       individual nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s).

                                                                                              For        Against        Abstain
                                                       3.  To approve or disapprove the       [ ]          [ ]             [ ]
                                                       amended distribution plans of the
                                                       International Fund.

                                                       4.  To modify and/or eliminate certain International Fund
                                                       Investment Restrictions on:

CONTROL NUMBER:                                        4a. Borrowing             4d. Oil & Gas
                                                       4b. Securities Lending    4e. Short Sales
                                                       4c. Real Estate
                                                                                              For All    Against All   Abstain All
                                                                                                [ ]          [ ]           [ ]
                                                       If you wish to vote against or abstain
                                                       from a particular item in Item 4
                                                       applicable to the International Fund,
                                                       mark this box and write the number of        For All Except As Marked
                                                       the item on the line above and indicate                [ ]
                                                       a "Vote Against" or an "Abstention".

                                                                                              For        Against        Abstain
                                                       5.  To change the investment objective [ ]          [ ]             [ ]
                                                       of the International Fund from
                                                       fundamental to non-fundamental.


                                          ------------
                                                       Mark box at right if an address change
Please  be sure to sign  and  date  this               or comment has been noted on the reverse
Proxy.                                    Date         side of this card.
----------------------------------------- ------------

------------------------------------- ---------------------
Shareholder sign here                 Co-owner sign here    RECORD DATE SHARES:


                                    PART B
         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                 SUBJECT TO COMPLETION, DATED JANUARY 30, 2003
                       STATEMENT OF ADDITIONAL INFORMATION
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3140
                                 (800) 927-2874

RELATING TO THE ACQUISITION BY THE CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
  (THE "ACQUIRING FUND") OF THE ASSETS OF THE CREDIT SUISSE INTERNATIONAL FUND (THE "INTERNATIONAL FUND"), A SERIES OF THE CREDIT SUISSE OPPORTUNITY FUNDS, AND
  CREDIT SUISSE CREDIT SUISSE EUROPEAN EQUITY FUND, INC. (THE "EUROPEAN EQUITY
   FUND" AND TOGETHER WITH THE "INTERNATIONAL FUND" THE "ACQUIRED FUNDS") IN
                             SEPARATE TRANSACTIONS.

                            DATED: FEBRUARY __, 2003

                  This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Acquired Funds in separate transactions to the Acquiring Fund, in exchange for shares of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Funds, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

         1. The current Class A, Class B and Class C Statement of Additional Information for the Acquiring Fund, dated February 28, 2003.

         2. The current Class A, Class B and Class C Statement of Additional Information for the International Fund, dated February 28, 2003.

         3. The current Common Class and Class A Statements of Additional Information for the European Equity Fund, dated December 11, 2002.

         4. The Annual Report of the Acquiring Fund for the fiscal year ended October 31, 2002.

         5. The Annual Report of the International Fund for the fiscal year ended October 31, 2002.

         6. The Annual Report of the European Equity Fund for the fiscal year ended August 31, 2002.
                  This Statement of Additional Information is not a prospectus.

A Prospectus/Proxy Statement, dated February __, 2003, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

                  The Annual Report of the European Equity Fund for the year ended August 31, 2002 and for the International Fund and the Acquiring Fund, each for the year ended October 31, 2002, in each case including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and any more recent semi-annual report) without charge, please call (800) 927-2874.

                           THE STATEMENT OF ADDITIONAL
           INFORMATION OF THE ACQUIRING FUND DATED, FEBRUARY 28, 2003

          THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE
                   INTERNATIONAL FUND, DATED FEBRUARY 28, 2003

    THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE EUROPEAN
                      EQUITY FUND, DATED DECEMBER 11, 2002

        THE ANNUAL REPORT OF THE ACQUIRING FUND FOR THE FISCAL YEAR ENDED
                                OCTOBER 31, 2002

      THE ANNUAL REPORT OF THE INTERNATIONAL FUND FOR THE FISCAL YEAR ENDED
                                OCTOBER 31, 2002

    THE ANNUAL REPORT FOR THE EUROPEAN EQUITY FUND FOR THE FISCAL YEAR ENDED
                                 AUGUST 31, 2002

                                    PART C

                                OTHER INFORMATION

Item 15. Indemnification. Registrant and officers and directors of Credit Suisse Asset Management, LLC ("CSAM"), Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 16.          Exhibits.

                  1.       Articles of Incorporation.

                  (a) Articles of Incorporation are incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed on October 30, 1997 (Securities Act File No. 333-39075)

                  (b) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on February 20, 1998 (Securities Act File No. 333-39075).

                  (c) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 8 to the Registrant's Statement on Form N-1A, filed on October 22, 2001 (Securities Act File No. 333-39075)

                  (d) Articles Supplementary are incorporated by reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on November 8, 2001 (Securities Act File No. 333-39075)

                  (e) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 11, 2002 (Securities Act File No. 333-39075)

                  2.       By-Laws.

                  (a) By-Laws of the Registrant are incorporated by reference to the Registration's Registration Statement on Form N-1A, filed on October 30, 1997 (Securities Act File No. 333-39075)

                  (b) Amendment to By-Laws is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066)

                  (c) Amended By-Laws are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537)

                  (d) Amendment to By-Laws is incorporated by reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on October 22, 2001 (Securities Act File No. 333-39075)

                  (e) Amendment to By-Laws is incorporated by reference Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 11, 2002 (Securities Act File No. 333-39075)

                  (f)      Amendment to By-Laws.

                  3.       Not applicable.

                  4. Form of the Plans of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

                  5. Form of Stock Certificates are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on December 3, 1997 (Securities Act File
No. 333-39075)

                  6.       Investment Advisory Agreements.

                  (a) Investment Advisory Agreement is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341)

                  7.       Not applicable.

                  8.       Not applicable.

                  9.       Custodian Agreements

                  (a) Custodian Agreement with State Street Bank and Trust Company ("State Street") is incorporated by reference to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125)

                  (b) Amendment to Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  (c) Amended Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  (d) Amended Exhibit I to Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  10.      Rule 12b-1 and Rule 18f-3 Plans.

                  (a) Credit Suisse International Focus Fund - Shareholder Servicing and Distribution Plan for Common Class Shares is incorporated herein by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc. filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (b) Credit Suisse International Focus Fund - Distribution Plan for Advisor Class Shares is incorporated herein by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc. filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (c) Credit Suisse International Focus Fund - Class A, B and C Distribution Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

                  (d) Amended Form of Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

                  11.      Opinions

                  (a) Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant, with respect to validity of shares to be issued in connection with the Acquisition of the European Equity Fund.*

                  (b) Opinion and Consent of Willkie Farr & Gallgher, counsel to the Registrant with respect to validity of shares to be issued in connection with the Acquisition of the International Fund.*

                  12.      Tax Opinions

                  (a) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquisition of the European Equity Fund..

                  (b) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquisition of the International Fund.

                  13.      Material Contracts

                  (a) Form of Services Agreements are incorporated by reference to the Registrant's Registration Statement on N-14, filed on November 5, 1997 (Securities Act File No. 333-39611)

                  (b) Form of Co-Administration Agreement with CSAMSI is incorporated by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (c) Form of Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

                  14.      Consent of PricewaterhouseCoopers LLP.

                  15.      Not applicable.

                  16. Powers of Attorney (included on signature page to this Registration Statement).

                  17.      Additional Exhibits

                  (a) Form of Proxy Card (included as an exhibit to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

                  (b) Prospectuses and Statement of Additional Information of the Registrant, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February __, 2003.

                  (c) Prospectuses and Statement of Additional Information of the Acquired Fund, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February __, 2003.

                  (d) Annual Report of the Registrant, dated October 31, 2002 is incorporated herein by reference.

---------------------------
* To be filed by amendment.


                  (e) Annual Report of the Credit Suisse International Fund, dated October 31, 2002 is incorporated herein by reference.

                  (f) Annual Report of the Credit Suisse European Equity Fund, dated August 31, 2002 is incorporated herein by reference.

1.       Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 30th day of January, 2003.

                                    Credit Suisse International Focus Fund, Inc.

                                      By: /s/ Laurence R. Smith
                                          Laurence R. Smith
                                          Chairman (Chief Executive Officer)

                               POWER OF ATTORNEY

          Each person whose signature appears below, hereby makes, constitutes and appoints each of Hal Liebes and Michael A. Pignataro, with full power to act without the other, as his agent and attorney-in-fact for the purpose of executing in his name, in his capacity as a Director of the Credit Suisse International Focus Fund, Inc., this registration statement on Form N-14 (including amendments thereto) to be filed with the United States Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                        TITLE                              DATE
---------                                        -----                              ----
/s/ Laurence R. Smith                            Chairman (Chief Executive          January 30, 2003
---------------------                            Officer)
Laurence R. Smith

/s/ Michael A. Pignataro                         Treasurer and Chief Financial      January 30, 2003
------------------------                         Officer
Michael A. Pignataro

/s/ Richard H. Francis                           Director                           January 30, 2003
----------------------
Richard H. Francis

/s/ Jack W. Fritz                                Director                           January 30, 2003
-----------------
Jack W. Fritz

/s/ Jeffrey E. Garten                            Director                           January 30, 2003
---------------------
Jeffrey E. Garten

/s/ Peter F. Krogh                               Director                           January 30, 2003
------------------
Peter F. Krogh

/s/ James S. Pasman, Jr.                         Director                           January 30, 2003
------------------------
James S. Pasman, Jr.

/s/ William W. Priest                            Director                           January 30, 2003
---------------------
William W. Priest

/s/ Steven N. Rappaport                          Director                           January 30, 2003
-----------------------
Steven N. Rappaport

                                    EXHIBIT INDEX

EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
-----------                     ----------------------

(12)(a) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquisition of the European Equity Fund.

(12)(b) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquistion of the International Fund.

(14)                            Consent of PricewaterhouseCoopers LLP.

                                    Ex. 12(a)



[Willkie Farr & Gallagher Letterhead]


                              [FORM OF TAX OPINION]



________, 2003






Credit Suisse International Focus Fund, Inc.
466 Lexington Avenue
New York, New York  10017-3147

Credit Suisse European Equity Fund, Inc.
466 Lexington Avenue
New York, New York  10017-3147

Ladies and Gentlemen:

You have asked us for our opinion concerning certain federal income tax consequences to (a) Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), (b) Credit Suisse European Equity Fund, Inc., a Maryland corporation (the "Acquired Fund"), and (c) the holders (the "Acquired Fund Shareholders") of voting shares of common stock of the Acquired Fund (the "Acquired Fund Shares") when the Acquired Fund Shareholders receive voting shares of common stock of the Acquiring Fund ("Acquiring Fund Shares") in exchange for their Acquired Fund Shares pursuant to the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (the "Reorganization"), all pursuant to that certain Agreement and Plan of Reorganization, dated as of _________, 2003 (the "Reorganization Agreement"), between and among the Acquiring Fund and the Acquired Fund, and, solely for purposes of Sections 4.3, 5.9, 9.2 and 9.3 thereof, Credit Suisse Asset Management, LLC. This opinion is being delivered pursuant to Section 8.5 of the Reorganization Agreement.

We have reviewed such documents and materials as we have considered necessary for the purpose of rendering this opinion. In rendering this opinion, we have assumed that such documents as yet unexecuted will, when executed, conform in all material respects to the proposed forms of such documents that we have examined. In addition, we have assumed the genuineness of all signatures, the capacity of each party executing a document to so execute that document, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have made inquiry as to the underlying facts which we considered to be relevant to the conclusions set forth in this letter. The opinions expressed in this letter are based upon certain factual statements relating to the Acquiring Fund and the Acquired Fund set forth in the Registration Statement on Form N-14 (the "Registration Statement") filed by the Acquiring Fund with the Securities and Exchange Commission and representations made in letters from the Acquiring Fund and the Acquired Fund addressed to us for our use in rendering this opinion (the "Tax Representation Letters"). We have no reason to believe that these representations and facts are not valid, but we have not attempted to verify independently any of these representations and facts, and this opinion is based upon the assumption that each of them is accurate. Capitalized terms used herein and not otherwise defined shall have the meaning given them in the Registration Statement.

The conclusions expressed herein are based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations issued thereunder, published rulings and procedures of the Internal Revenue Service and judicial decisions, all as in effect on the date of this letter.

Based upon the foregoing, we are of the opinion that for federal income tax purposes:

     (a) the transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

     (c) except for consequences regularly attributable to a termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares;

(d) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such Acquired Fund Shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and

(f) except with respect to assets which must be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Our opinion is based upon the accuracy of the certifications, representations and warranties and satisfaction of the covenants and obligations contained in the Reorganization Agreement, the Tax Representation Letters and in the various other documents related thereto. Our opinion may not be relied upon if any of such certifications, representations or warranties are not accurate or if any of such covenants or obligations are not satisfied in all material respects.

Very truly yours,

                                    Ex. 12(b)


[Willkie Farr & Gallagher Letterhead]




                              [FORM OF TAX OPINION]



________, 2003






Credit Suisse International Focus Fund, Inc.
466 Lexington Avenue
New York, New York  10017-3147

Credit Suisse Opportunity Funds,
       on behalf of the Credit Suisse International Fund
466 Lexington Avenue
New York, New York  10017-3147

Ladies and Gentlemen:

You have asked us for our opinion concerning certain federal income tax consequences to (a) Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), (b) Credit Suisse Opportunity Funds, a Delaware statutory business trust (the "Trust"), on behalf of Credit Suisse International Fund (the "Acquired Fund"), a separate series of the Trust, and
(c) the holders (the "Acquired Fund Shareholders") of voting shares of beneficial interest in the Acquired Fund (the "Acquired Fund Shares") when the Acquired Fund Shareholders receive voting shares of common stock of the Acquiring Fund ("Acquiring Fund Shares") in exchange for their Acquired Fund Shares pursuant to the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (the "Reorganization"), all pursuant to that certain Agreement and Plan of Reorganization, dated as of _________, 2003 (the "Reorganization Agreement"), between and among the Acquiring Fund and the Trust, on behalf of the Acquired Fund, and, solely for purposes of Sections 4.3, 5.9, and 9.2 thereof, Credit Suisse Asset Management, LLC. This opinion is being delivered pursuant to
Section 8.5 of the Reorganization Agreement.

We have reviewed such documents and materials as we have considered necessary for the purpose of rendering this opinion. In rendering this opinion, we have assumed that such documents as yet unexecuted will, when executed, conform in all material respects to the proposed forms of such documents that we have examined. In addition, we have assumed the genuineness of all signatures, the capacity of each party executing a document to so execute that document, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have made inquiry as to the underlying facts which we considered to be relevant to the conclusions set forth in this letter. The opinions expressed in this letter are based upon certain factual statements relating to the Acquiring Fund and the Acquired Fund set forth in the Registration Statement on Form N-14 (the "Registration Statement") filed by the Acquiring Fund with the Securities and Exchange Commission and representations made in letters from the Acquiring Fund and the Trust addressed to us for our use in rendering this opinion (the "Tax Representation Letters"). We have no reason to believe that these representations and facts are not valid, but we have not attempted to verify independently any of these representations and facts, and this opinion is based upon the assumption that each of them is accurate. Capitalized terms used herein and not otherwise defined shall have the meaning given them in the Registration Statement.

The conclusions expressed herein are based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations issued thereunder, published rulings and procedures of the Internal Revenue Service and judicial decisions, all as in effect on the date of this letter.

Based upon the foregoing, we are of the opinion that for federal income tax purposes:

          (a) the transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

          (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

          (c) except for consequences regularly attributable to a termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares;

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          (d)  no gain or loss will be recognized by the Acquired Fund
               Shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

          (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such Acquired Fund Shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and

          (f) except with respect to assets which must be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Our opinion is based upon the accuracy of the certifications, representations and warranties and satisfaction of the covenants and obligations contained in the Reorganization Agreement, the Tax Representation Letters and in the various other documents related thereto. Our opinion may not be relied upon if any of such certifications, representations or warranties are not accurate or if any of such covenants or obligations are not satisfied in all material respects.

Very truly yours,